UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Brian Haendiges
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2017

Date of reporting period:	3/31/2017

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 38.4%

COMMON STOCK — 38.4%
Basic Materials — 0.8%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	1,400	$189,407

Communications — 1.4%
Telecommunications — 1.4%
Drillisch AG	3,800	193,095
NTT DOCOMO, Inc.	5,600	130,512

		323,607

Consumer, Cyclical — 12.1%
Distribution & Wholesale — 2.5%
Pool Corp.	5,100	608,583

Home Builders — 5.3%
NVR, Inc. (a)	600	1,264,128

Retail — 3.5%
Fielmann AG	1,400	108,208
The TJX Cos., Inc.	9,200	727,536

		835,744

Textiles — 0.8%
Mohawk Industries, Inc. (a)	800	183,592

		2,892,047

Consumer, Non-cyclical — 7.5%
Agriculture — 0.8%
Reynolds American, Inc.	3,000	189,060

Biotechnology — 1.1%
CSL Ltd.	2,800	267,366

Foods — 1.1%
Nestle SA	1,300	99,727
Saputo, Inc.	4,500	155,284

		255,011

Health Care – Products — 0.7%
Advanced Medical Solutions Group PLC	54,300	164,643

Health Care – Services — 2.6%
Fresenius SE & Co. KGaA	5,900	473,886
Ramsay Health Care Ltd.	3,000	160,122

		634,008

Household Products — 1.2%
Henkel AG & Co. KGaA	2,000	222,214
Portmeirion Group PLC	5,600	66,136

		288,350

		1,798,438

Financial — 2.3%
Diversified Financial Services — 1.8%
Mastercard, Inc. Class A	3,800	427,386

	Number of Shares	Value
Private Equity — 0.5%
Onex Corp.	1,700	$122,017

		549,403

Industrial — 11.5%
Aerospace & Defense — 3.6%
General Dynamics Corp.	1,200	224,640
Lockheed Martin Corp.	800	214,080
Northrop Grumman Corp.	900	214,056
Raytheon Co.	1,400	213,500

		866,276

Building Materials — 2.0%
Breedon Group PLC (a)	88,100	84,109
Martin Marietta Materials, Inc.	900	196,425
Vulcan Materials Co.	1,600	192,768

		473,302

Electronics — 1.0%
Halma PLC	17,600	225,807

Hand & Machine Tools — 1.4%
Schindler Holding AG	700	135,230
Snap-on, Inc.	1,200	202,404

		337,634

Machinery – Diversified — 1.7%
Cummins, Inc.	1,500	226,800
Wabtec Corp.	2,400	187,200

		414,000

Miscellaneous – Manufacturing — 1.8%
A.O. Smith Corp.	4,200	214,872
Illinois Tool Works, Inc.	1,700	225,199

		440,071

		2,757,090

Technology — 2.8%
Computers — 1.3%
Amdocs Ltd.	5,200	317,148

Software — 1.5%
EMIS Group PLC	11,800	131,306
Nexus AG	3,400	73,294
Open Text Corp.	4,200	142,753

		347,353

		664,501

TOTAL COMMON STOCK (Cost $8,433,583)		9,174,493

TOTAL EQUITIES (Cost $8,433,583)		9,174,493

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 16.7%

CORPORATE DEBT — 12.5%
Diversified Financial Services — 12.5%
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	$3,000,000	$3,001,065

TOTAL CORPORATE DEBT (Cost $3,010,500)		3,001,065

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds & Notes — 4.2%
U.S. Treasury Note (b) 0.750% 4/30/18	1,000,000	996,133

TOTAL U.S. TREASURY OBLIGATIONS (Cost $998,125)		996,133

TOTAL BONDS & NOTES (Cost $4,008,625)		3,997,198

	Number of Shares
MUTUAL FUNDS — 32.2%
Diversified Financial Services — 32.2%
iShares MSCI Canada ETF	24,100	647,808
iShares MSCI India ETF	6,600	207,801
VanEck Vectors Russia ETF	52,400	1,083,108
Vanguard Total Stock Market ETF	47,500	5,762,700

		7,701,417

TOTAL MUTUAL FUNDS (Cost $7,167,780)		7,701,417

TOTAL LONG-TERM INVESTMENTS (Cost $19,609,988)		20,873,108

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.4%
Repurchase Agreement — 11.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (c)	$2,735,887	$2,735,887

TOTAL SHORT-TERM INVESTMENTS (Cost $2,735,887)		2,735,887

TOTAL INVESTMENTS — 98.7% (Cost $22,345,875) (d)		23,608,995

Other Assets/(Liabilities) — 1.3%		313,144

NET ASSETS — 100.0%		$23,922,139

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $2,735,898. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $2,791,559.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 72.2%

COMMON STOCK — 72.1%
Basic Materials — 1.8%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	5	$676
CF Industries Holdings, Inc.	27,190	798,027
The Dow Chemical Co.	30,573	1,942,608
E.I. du Pont de Nemours & Co.	15,560	1,249,935
Eastman Chemical Co.	25,770	2,082,216
FMC Corp.	27,400	1,906,766
LyondellBasell Industries NV Class A	8,600	784,234
Monsanto Co.	6,694	757,761
The Mosaic Co.	5,900	172,162
PPG Industries, Inc.	18	1,891
Praxair, Inc.	6	712
The Sherwin-Williams Co.	3	931

		9,697,919

Forest Products & Paper — 0.0%
International Paper Co.	3,587	182,148

Iron & Steel — 0.2%
Nucor Corp.	14,956	893,172

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	64	855
Newmont Mining Corp.	23,670	780,163

		781,018

		11,554,257

Communications — 8.0%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,922	170,074
Omnicom Group, Inc.	3,747	323,029

		493,103

Internet — 3.0%
Alphabet, Inc. Class A (a)	6,710	5,688,738
Alphabet, Inc. Class C (a)	731	606,408
Amazon.com, Inc. (a)	3,830	3,395,448
eBay, Inc. (a)	49,277	1,654,229
Expedia, Inc.	5,157	650,659
F5 Networks, Inc. (a)	12,990	1,851,984
Facebook, Inc. Class A (a)	21,460	3,048,393
Netflix, Inc. (a)	233	34,440
The Priceline Group, Inc. (a)	1	1,780
Symantec Corp.	68,555	2,103,267
TripAdvisor, Inc. (a)	37	1,597
VeriSign, Inc. (a)	1,291	112,459
Yahoo!, Inc. (a)	15,529	720,701

		19,870,103

Media — 2.3%
CBS Corp. Class B	11,457	794,658

	Number of Shares	Value
Charter Communications, Inc. Class A (a)	2,321	$759,710
Comcast Corp. Class A	50,424	1,895,438
Discovery Communications, Inc. Class A (a)	61,800	1,797,762
Discovery Communications, Inc. Class C (a)	6,900	195,339
News Corp. Class A	6,866	89,258
Scripps Networks Interactive Class A	25,372	1,988,404
TEGNA, Inc.	48,712	1,248,001
Time Warner, Inc.	27,015	2,639,636
Twenty-First Century Fox, Inc. Class A	19,567	633,775
Twenty-First Century Fox, Inc. Class B	42,500	1,350,650
Viacom, Inc. Class B	26,310	1,226,572
The Walt Disney Co.	2,582	292,773

		14,911,976

Telecommunications — 2.6%
AT&T, Inc.	70,453	2,927,322
CenturyLink, Inc.	61,128	1,440,787
Cisco Systems, Inc.	147,542	4,986,920
Frontier Communications Corp.	295,756	632,918
Juniper Networks, Inc.	1,389	38,656
LogMeIn, Inc.	1,319	128,602
Motorola Solutions, Inc.	26,237	2,262,154
Verizon Communications, Inc.	101,755	4,960,556

		17,377,915

		52,653,097

Consumer, Cyclical — 8.3%
Airlines — 1.1%
Alaska Air Group, Inc.	27,300	2,517,606
American Airlines Group, Inc.	28,200	1,192,860
Delta Air Lines, Inc.	23,200	1,066,272
Southwest Airlines Co.	10,383	558,190
United Continental Holdings, Inc. (a)	32,000	2,260,480

		7,595,408

Apparel — 0.5%
Michael Kors Holdings Ltd. (a)	29,700	1,131,867
NIKE, Inc. Class B	9,084	506,251
Ralph Lauren Corp.	18,450	1,505,889

		3,144,007

Auto Manufacturers — 0.5%
Ford Motor Co.	128,513	1,495,891
General Motors Co.	53,200	1,881,152
PACCAR, Inc.	5,322	357,639

		3,734,682

Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	22,100	923,559
Delphi Automotive PLC	9,300	748,557

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goodyear Tire & Rubber Co.	42,151	$1,517,436

		3,189,552

Distribution & Wholesale — 0.0%
Fastenal Co.	82	4,223
W.W. Grainger, Inc.	2	465

		4,688

Home Builders — 0.0%
D.R. Horton, Inc.	1,947	64,855
PulteGroup, Inc.	73	1,719

		66,574

Home Furnishing — 0.1%
Leggett & Platt, Inc.	1,686	84,840
Whirlpool Corp.	1,573	269,502

		354,342

Leisure Time — 0.1%
Harley-Davidson, Inc.	8,702	526,471
Royal Caribbean Cruises Ltd.	100	9,811

		536,282

Lodging — 0.6%
Marriott International, Inc. Class A	7,321	689,492
Wyndham Worldwide Corp.	13,209	1,113,386
Wynn Resorts Ltd.	19,908	2,281,656

		4,084,534

Retail — 4.8%
AutoNation, Inc. (a)	10,799	456,690
AutoZone, Inc. (a)	494	357,187
Bed Bath & Beyond, Inc.	18,164	716,751
Best Buy Co., Inc.	41,392	2,034,417
Coach, Inc.	6,220	257,073
Costco Wholesale Corp.	1,460	244,827
CVS Health Corp.	28,994	2,276,029
Darden Restaurants, Inc.	9,854	824,484
Dollar General Corp.	3,200	223,136
Dollar Tree, Inc. (a)	48	3,766
The Gap, Inc.	70,590	1,714,631
Genuine Parts Co.	2,834	261,890
The Home Depot, Inc.	10,327	1,516,313
Kohl’s Corp.	29,230	1,163,646
L Brands, Inc.	2,200	103,620
Lowe’s Cos., Inc.	14,295	1,175,192
Macy’s, Inc.	24,751	733,620
McDonald’s Corp.	25,900	3,356,899
Nordstrom, Inc.	24,308	1,132,024
O’Reilly Automotive, Inc. (a)	3,343	902,075
PVH Corp.	16,520	1,709,324
Ross Stores, Inc.	14,044	925,078
Staples, Inc.	184,065	1,614,250
Starbucks Corp.	8,654	505,307
Target Corp.	15,086	832,596
Tiffany & Co.	802	76,431

	Number of Shares	Value
The TJX Cos., Inc.	14,106	$1,115,502
Urban Outfitters, Inc. (a)	22,700	539,352
Wal-Mart Stores, Inc.	34,922	2,517,178
Walgreens Boots Alliance, Inc.	16,557	1,375,059
Yum! Brands, Inc.	14,435	922,397

		31,586,744

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,861	385,405
Mattel, Inc.	2,090	53,525

		438,930

		54,735,743

Consumer, Non-cyclical — 14.3%
Agriculture — 0.8%
Altria Group, Inc.	18,259	1,304,058
Archer-Daniels-Midland Co.	48,892	2,250,988
Philip Morris International, Inc.	13,276	1,498,860
Reynolds American, Inc.	3,576	225,359

		5,279,265

Beverages — 1.1%
Brown-Forman Corp. Class B	12	554
The Coca-Cola Co.	85,830	3,642,625
Coca-Cola European Partners PLC	10,178	383,609
Constellation Brands, Inc. Class A	262	42,462
Dr. Pepper Snapple Group, Inc.	4,404	431,240
PepsiCo, Inc.	23,400	2,617,524

		7,118,014

Biotechnology — 1.6%
Amgen, Inc.	24,721	4,055,975
Biogen, Inc. (a)	3,662	1,001,264
Bioverativ, Inc. (a)	1,831	99,716
Celgene Corp. (a)	11,216	1,395,607
Gilead Sciences, Inc.	54,610	3,709,111

		10,261,673

Commercial Services — 1.1%
Automatic Data Processing, Inc.	4,809	492,393
Cintas Corp.	1,878	237,642
Ecolab, Inc.	2	251
Equifax, Inc.	6,042	826,183
Global Payments, Inc.	2,300	185,564
H&R Block, Inc.	26,763	622,240
Moody’s Corp.	3,330	373,093
Nielsen Holdings PLC	10,600	437,886
PayPal Holdings, Inc. (a)	77	3,313
Quanta Services, Inc. (a)	13,913	516,311
Robert Half International, Inc.	26	1,270
S&P Global, Inc.	48	6,275
Total System Services, Inc.	2,707	144,716
United Rentals, Inc. (a)	13,880	1,735,694
The Western Union Co.	85,588	1,741,716

		7,324,547

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	17,906	$1,310,540
The Estee Lauder Cos., Inc. Class A	7,910	670,689
The Procter & Gamble Co.	38,329	3,443,861

		5,425,090

Foods — 1.4%
Campbell Soup Co.	14,924	854,250
Conagra Brands, Inc.	28,474	1,148,641
General Mills, Inc.	12,462	735,383
The Hershey Co.	1,647	179,935
Hormel Foods Corp.	15,732	544,799
The J.M. Smucker Co.	6,735	882,824
Kellogg Co.	8,428	611,957
The Kraft Heinz Co.	4,958	450,236
The Kroger Co.	6,058	178,650
McCormick & Co., Inc.	161	15,705
Mondelez International, Inc. Class A	31,775	1,368,867
Sysco Corp.	21,534	1,118,045
Tyson Foods, Inc. Class A	4,301	265,415
Whole Foods Market, Inc.	17,250	512,670

		8,867,377

Health Care – Products — 1.6%
Abbott Laboratories	29,601	1,314,580
Baxter International, Inc.	47,461	2,461,327
Becton, Dickinson & Co.	1,470	269,657
Boston Scientific Corp. (a)	30,900	768,483
C.R. Bard, Inc.	202	50,205
Danaher Corp.	11,756	1,005,491
DENTSPLY SIRONA, Inc.	10,656	665,361
Edwards Lifesciences Corp. (a)	980	92,189
Hologic, Inc. (a)	7,400	314,870
Intuitive Surgical, Inc. (a)	96	73,581
Medtronic PLC	23,600	1,901,216
Patterson Cos., Inc.	86	3,890
Stryker Corp.	4,680	616,122
Thermo Fisher Scientific, Inc.	3,971	609,945
Varex Imaging Corp. (a)	838	28,157
Varian Medical Systems, Inc. (a)	2,097	191,100
Zimmer Biomet Holdings, Inc.	2,455	299,780

		10,665,954

Health Care – Services — 1.7%
Aetna, Inc.	6,227	794,254
Anthem, Inc.	5,796	958,542
Centene Corp. (a)	700	49,882
Cigna Corp.	712	104,301
DaVita, Inc. (a)	13,930	946,822
Envision Healthcare Corp. (a)	9,600	588,672
HCA Holdings, Inc. (a)	29,600	2,634,104
Humana, Inc.	1,084	223,456
Laboratory Corp. of America Holdings (a)	2	287

	Number of Shares	Value
Quest Diagnostics, Inc.	3,309	$324,911
UnitedHealth Group, Inc.	22,424	3,677,760
Universal Health Services, Inc. Class B	6,440	801,458

		11,104,449

Household Products & Wares — 0.1%
Avery Dennison Corp.	1,915	154,349
The Clorox Co.	5,043	679,948
Kimberly-Clark Corp.	665	87,534

		921,831

Pharmaceuticals — 4.1%
AbbVie, Inc.	47,922	3,122,597
Allergan PLC	7,890	1,885,079
AmerisourceBergen Corp.	3,907	345,769
Bristol-Myers Squibb Co.	11,567	629,013
Cardinal Health, Inc.	6,678	544,591
Eli Lilly & Co.	3,614	303,974
Endo International PLC (a)	83,100	927,396
Express Scripts Holding Co. (a)	28,501	1,878,501
Johnson & Johnson	69,112	8,607,900
Mallinckrodt PLC (a)	27,700	1,234,589
McKesson Corp.	7,525	1,115,656
Mead Johnson Nutrition Co.	7,212	642,445
Merck & Co., Inc.	51,583	3,277,584
Mylan NV (a)	10,147	395,632
Pfizer, Inc.	62,241	2,129,265

		27,039,991

		94,008,191

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	37	962

Energy — 3.9%
Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	52,700	1,428,170

Oil & Gas — 3.1%
Anadarko Petroleum Corp.	48	2,976
Apache Corp.	3,821	196,361
Cabot Oil & Gas Corp.	48	1,148
Chesapeake Energy Corp. (a)	90	535
Chevron Corp.	40,508	4,349,344
ConocoPhillips	12,739	635,294
Devon Energy Corp.	447	18,649
EOG Resources, Inc.	8	780
EQT Corp.	97	5,927
Exxon Mobil Corp.	73,797	6,052,092
Helmerich & Payne, Inc.	60	3,994
Hess Corp.	9,032	435,433
Marathon Oil Corp.	9,427	148,947
Marathon Petroleum Corp.	22,806	1,152,615
Murphy Oil Corp.	11	314

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Newfield Exploration Co. (a)	14,500	$535,195
Noble Energy, Inc.	56	1,923
Occidental Petroleum Corp.	15	950
Phillips 66	11,669	924,418
Pioneer Natural Resources Co.	3,021	562,601
Range Resources Corp.	99	2,881
Southwestern Energy Co. (a)	6,000	49,020
Tesoro Corp.	16,987	1,376,966
Transocean Ltd. (a)	122,500	1,525,125
Valero Energy Corp.	33,500	2,220,715

		20,204,203

Oil & Gas Services — 0.6%
Baker Hughes, Inc.	13,131	785,496
Halliburton Co.	14,467	711,921
National Oilwell Varco, Inc.	5,594	224,264
Schlumberger Ltd.	5,131	400,731
TechnipFMC PLC (a)	53,540	1,740,050

		3,862,462

Pipelines — 0.0%
Enbridge, Inc.	62	2,594
Kinder Morgan, Inc.	38	826
The Williams Cos., Inc.	48	1,421

		4,841

		25,499,676

Financial — 14.1%
Banks — 7.3%
Bank of America Corp.	270,598	6,383,407
The Bank of New York Mellon Corp.	29,707	1,403,062
BB&T Corp.	18,566	829,900
Capital One Financial Corp.	9,142	792,246
Citigroup, Inc.	104,951	6,278,169
Citizens Financial Group, Inc.	34,500	1,191,975
Comerica, Inc.	4,421	303,192
Fifth Third Bancorp	59,421	1,509,293
The Goldman Sachs Group, Inc.	13,520	3,105,814
Huntington Bancshares, Inc.	6,800	91,052
JP Morgan Chase & Co.	114,222	10,033,261
KeyCorp	9,164	162,936
M&T Bank Corp.	1,355	209,659
Morgan Stanley	54,097	2,317,515
Northern Trust Corp.	5,059	438,008
The PNC Financial Services Group, Inc.	12,918	1,553,260
Regions Financial Corp.	140,515	2,041,683
State Street Corp.	8,176	650,891
SunTrust Banks, Inc.	12,100	669,130
US Bancorp	29,202	1,503,903
Wells Fargo & Co.	95,916	5,338,685
Zions Bancorp	27,141	1,139,922

		47,946,963

	Number of Shares	Value
Diversified Financial Services — 1.9%
Alliance Data Systems Corp.	3,460	$861,540
American Express Co.	22,449	1,775,940
Ameriprise Financial, Inc.	1,736	225,125
BlackRock, Inc.	880	337,489
The Charles Schwab Corp.	312	12,733
Discover Financial Services	17,783	1,216,179
E*TRADE Financial Corp. (a)	54,061	1,886,188
Franklin Resources, Inc.	38,387	1,617,628
Intercontinental Exchange, Inc.	15	898
Invesco Ltd.	8,012	245,408
Mastercard, Inc. Class A	9,020	1,014,479
Nasdaq, Inc.	45	3,125
Navient Corp.	121,491	1,793,207
Synchrony Financial	20,100	689,430
T. Rowe Price Group, Inc.	8,406	572,869
Visa, Inc. Class A	2,112	187,694

		12,439,932

Insurance — 3.6%
Aflac, Inc.	26,072	1,888,134
The Allstate Corp.	12,035	980,732
American International Group, Inc.	13,046	814,462
Aon PLC	3,445	408,887
Assurant, Inc.	396	37,885
Berkshire Hathaway, Inc. Class B (a)	15,386	2,564,538
Chubb Ltd.	18,748	2,554,415
Cincinnati Financial Corp.	4,419	319,361
The Hartford Financial Services Group, Inc.	8,152	391,867
Lincoln National Corp.	30,851	2,019,198
Loews Corp.	30,283	1,416,336
Marsh & McLennan Cos., Inc.	5,813	429,523
MetLife, Inc.	42,490	2,244,322
Principal Financial Group, Inc.	22,229	1,402,872
The Progressive Corp.	18,114	709,707
Prudential Financial, Inc.	16,827	1,795,104
Torchmark Corp.	2,582	198,917
The Travelers Cos., Inc.	7,167	863,910
Unum Group	49,331	2,313,131
XL Group Ltd.	5,188	206,794

		23,560,095

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	589	71,587
Apartment Investment & Management Co. Class A	685	30,380
AvalonBay Communities, Inc.	2,081	382,072
Boston Properties, Inc.	3	397
CBRE Group, Inc. Class A (a)	6,287	218,725
Equity Residential	12,756	793,678
Essex Property Trust, Inc.	1,500	347,295
Extra Space Storage, Inc.	7,000	520,730
GGP, Inc.	19,700	456,646

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HCP, Inc.	21,335	$667,359
Host Hotels & Resorts, Inc.	27,837	519,438
Iron Mountain, Inc.	48	1,712
Kimco Realty Corp.	2,767	61,123
The Macerich Co.	13,200	850,080
Prologis, Inc.	15,338	795,735
Public Storage	203	44,439
Simon Property Group, Inc.	645	110,959
SL Green Realty Corp.	2,300	245,226
Ventas, Inc.	8,825	573,978
Vornado Realty Trust	1,373	137,726
Welltower, Inc.	15,800	1,118,956
Weyerhaeuser Co.	26	884

		7,949,125

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	461,388

		92,357,503

Industrial — 7.6%
Aerospace & Defense — 2.0%
Arconic, Inc.	31,208	822,019
The Boeing Co.	23,342	4,128,266
General Dynamics Corp.	602	112,694
Harris Corp.	770	85,678
L3 Technologies, Inc.	5,290	874,384
Lockheed Martin Corp.	6,610	1,768,836
Northrop Grumman Corp.	3,968	943,749
Raytheon Co.	5,149	785,223
Rockwell Collins, Inc.	68	6,607
United Technologies Corp.	29,320	3,289,997

		12,817,453

Building Materials — 0.1%
Johnson Controls International PLC	13,765	579,782
Martin Marietta Materials, Inc.	490	106,942
Masco Corp.	25	850
Vulcan Materials Co.	65	7,831

		695,405

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	15,169	908,016

Electronics — 0.9%
Agilent Technologies, Inc.	7,963	421,004
Allegion PLC	33	2,498
Amphenol Corp. Class A	64	4,555
Corning, Inc.	63,267	1,708,209
FLIR Systems, Inc.	2,852	103,470
Fortive Corp.	5,878	353,973
Garmin Ltd.	2,100	107,331
Honeywell International, Inc.	14,722	1,838,336
PerkinElmer, Inc.	2,720	157,923
TE Connectivity Ltd.	3,200	238,560
Waters Corp. (a)	5,060	790,929

		5,726,788

	Number of Shares	Value
Engineering & Construction — 0.4%
Fluor Corp.	17,109	$900,275
Jacobs Engineering Group, Inc.	32,420	1,792,178

		2,692,453

Environmental Controls — 0.0%
Republic Services, Inc.	337	21,167
Stericycle, Inc. (a)	97	8,041
Waste Management, Inc.	3,073	224,083

		253,291

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	281,848
Stanley Black & Decker, Inc.	4,499	597,782

		879,630

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	17,475	1,620,981

Machinery – Diversified — 0.9%
Cummins, Inc.	12,485	1,887,732
Deere & Co.	16,800	1,828,848
Flowserve Corp.	2,170	105,071
Rockwell Automation, Inc.	9,233	1,437,671
Roper Technologies, Inc.	663	136,903
Xylem, Inc.	3,355	168,488

		5,564,713

Miscellaneous – Manufacturing — 1.8%
3M Co.	1,042	199,366
Dover Corp.	3,873	311,196
Eaton Corp. PLC	12,566	931,769
General Electric Co.	165,686	4,937,443
Illinois Tool Works, Inc.	5,425	718,650
Ingersoll-Rand PLC	26,300	2,138,716
Parker-Hannifin Corp.	12,948	2,075,823
Pentair PLC	23	1,444
Textron, Inc.	6,372	303,243

		11,617,650

Packaging & Containers — 0.2%
Ball Corp.	2	148
Sealed Air Corp.	53	2,310
WestRock Co.	19,567	1,018,071

		1,020,529

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	7,720	596,679
CSX Corp.	38,007	1,769,226
Expeditors International of Washington, Inc.	126	7,118
FedEx Corp.	4,220	823,533
Norfolk Southern Corp.	7,813	874,821
Ryder System, Inc.	9,138	689,371
Union Pacific Corp.	7,032	744,829

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	4,880	$523,624

		6,029,201

		49,826,110

Technology — 11.6%
Computers — 5.2%
Accenture PLC Class A	11,530	1,382,217
Apple, Inc.	109,467	15,726,029
Cognizant Technology Solutions Corp. Class A (a)	9,256	550,917
Conduent, Inc. (a)	38,069	638,798
CSRA, Inc.	1,926	56,413
Hewlett Packard Enterprise Co.	67,274	1,594,394
HP, Inc.	138,574	2,477,703
International Business Machines Corp.	24,380	4,245,533
NetApp, Inc.	52,398	2,192,856
Seagate Technology PLC	49,200	2,259,756
Teradata Corp. (a)	53,286	1,658,260
Western Digital Corp.	18,647	1,538,937

		34,321,813

Office & Business Equipment — 0.3%
Pitney Bowes, Inc.	57,689	756,303
Xerox Corp.	190,345	1,397,132

		2,153,435

Semiconductors — 2.4%
Analog Devices, Inc.	472	38,680
Applied Materials, Inc.	34,239	1,331,897
Broadcom Ltd.	1,959	428,943
Intel Corp.	114,523	4,130,845
KLA-Tencor Corp.	7,689	730,993
Lam Research Corp.	10,423	1,337,896
Microchip Technology, Inc.	21	1,549
Micron Technology, Inc. (a)	65,717	1,899,221
NVIDIA Corp.	8,126	885,165
QUALCOMM, Inc.	41,100	2,356,674
Skyworks Solutions, Inc.	90	8,818
Texas Instruments, Inc.	23,574	1,899,122
Xilinx, Inc.	6,356	367,949

		15,417,752

Software — 3.7%
Activision Blizzard, Inc.	15,400	767,844
Adobe Systems, Inc. (a)	2,790	363,063
Akamai Technologies, Inc. (a)	19,026	1,135,852
Autodesk, Inc. (a)	37	3,199
CA, Inc.	45,773	1,451,919
Citrix Systems, Inc. (a)	7,677	640,185
The Dun & Bradstreet Corp.	2,226	240,274
Electronic Arts, Inc. (a)	9,037	808,992
Fidelity National Information Services, Inc.	1,200	95,544
Fiserv, Inc. (a)	1,676	193,260
Intuit, Inc.	6,430	745,816

	Number of Shares	Value
Microsoft Corp.	198,195	$13,053,123
Oracle Corp.	70,657	3,152,009
Paychex, Inc.	5,164	304,160
Red Hat, Inc. (a)	3,721	321,866
salesforce.com, Inc. (a)	11,244	927,518

		24,204,624

		76,097,624

Utilities — 2.5%
Electric — 2.4%
The AES Corp.	123,087	1,376,113
Ameren Corp.	660	36,029
American Electric Power Co., Inc.	8,385	562,885
CMS Energy Corp.	7,903	353,580
Consolidated Edison, Inc.	2,182	169,454
Dominion Resources, Inc.	1,716	133,110
DTE Energy Co.	8,860	904,695
Duke Energy Corp.	15,190	1,245,732
Edison International	8,226	654,872
Entergy Corp.	23,998	1,822,888
Eversource Energy	812	47,729
Exelon Corp.	47,340	1,703,293
FirstEnergy Corp.	2,880	91,642
NextEra Energy, Inc.	8,540	1,096,280
NRG Energy, Inc.	125,800	2,352,460
PG&E Corp.	1,316	87,330
Pinnacle West Capital Corp.	1,396	116,399
PPL Corp.	11,618	434,397
Public Service Enterprise Group, Inc.	17,624	781,624
SCANA Corp.	3,647	238,331
The Southern Co.	20,122	1,001,673
WEC Energy Group, Inc.	4,542	275,382
Xcel Energy, Inc.	5,472	243,230

		15,729,128

Gas — 0.1%
CenterPoint Energy, Inc.	6,431	177,303
NiSource, Inc.	713	16,962
Sempra Energy	4,261	470,841

		665,106

		16,394,234

TOTAL COMMON STOCK (Cost $332,181,983)		473,127,397

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	20,000	531,600

TOTAL PREFERRED STOCK (Cost $500,000)		531,600

TOTAL EQUITIES (Cost $332,681,983)		473,658,997

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 27.2%

CORPORATE DEBT — 10.5%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$204,000	$216,652

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	80,000	101,550

Agriculture — 0.1%
Altria Group, Inc. 4.250% 8/09/42	105,000	102,366
Bunge Ltd. Finance Corp. 3.250% 8/15/26	165,000	159,473
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	164,171
Philip Morris International, Inc. 6.375% 5/16/38	35,000	44,463
Reynolds American, Inc. 5.850% 8/15/45	120,000	140,929

		611,402

Airlines — 0.3%
American Airlines Group, Inc. (b) 5.500% 10/01/19	454,000	472,160
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	36,961	37,146
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	92,966	93,431
Delta Air Lines, Inc. 2.875% 3/13/20	230,000	231,862
Delta Air Lines, Inc. 3.625% 3/15/22	290,000	296,034
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	328,458	335,027
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	118,978	123,291
WestJet Airlines Ltd. (b) 3.500% 6/16/21	117,000	116,222

		1,705,173

Auto Manufacturers — 0.1%
Ford Motor Co. 5.291% 12/08/46	80,000	79,816
General Motors Financial Co., Inc. 3.100% 1/15/19	289,000	293,662
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	335,683
Hyundai Capital America (b) 2.550% 2/06/19	170,000	170,898

	Principal Amount	Value
Hyundai Capital America (b) 2.875% 8/09/18	$135,000	$136,427

		1,016,486

Auto Parts & Equipment — 0.0%
Lear Corp. 4.750% 1/15/23	198,000	205,100
Lear Corp. 5.375% 3/15/24	85,000	89,693

		294,793

Banks — 1.4%
Associated Banc-Corp. 2.750% 11/15/19	460,000	464,591
Associated Banc-Corp. 4.250% 1/15/25	494,000	501,299
Bancolombia SA 5.950% 6/03/21	205,000	224,731
Bank of America Corp. 4.183% 11/25/27	465,000	466,690
Bank of America Corp. 4.750% 4/21/45	220,000	221,066
Bank of America Corp. 7.750% 5/14/38	95,000	130,699
The Bank of Nova Scotia 4.500% 12/16/25	200,000	208,947
Barclays PLC 4.337% 1/10/28	260,000	259,487
BNP Paribas SA (b) 3.800% 1/10/24	215,000	213,952
Citigroup, Inc. 3.875% 3/26/25	562,000	558,325
Citigroup, Inc. 8.125% 7/15/39	90,000	132,090
First Horizon National Corp. 3.500% 12/15/20	625,000	642,196
First Republic Bank 4.375% 8/01/46	685,000	659,078
Fulton Financial Corp. 3.600% 3/16/22	230,000	232,151
The Goldman Sachs Group, Inc. 3.500% 11/16/26	245,000	239,516
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	243,917
The Goldman Sachs Group, Inc. 5.950% 1/15/27	400,000	456,460
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	75,350
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	92,545
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	255,000	256,420

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (b) 4.700% 2/21/18	$395,000	$403,833
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	140,229
JP Morgan Chase & Co. 3.625% 12/01/27	380,000	368,665
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	222,988
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	215,539
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	53,991
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	232,566
Morgan Stanley 4.875% 11/01/22	345,000	373,030
Regions Bank 7.500% 5/15/18	130,000	137,643
SVB Financial Group 3.500% 1/29/25	460,000	449,596
SVB Financial Group 5.375% 9/15/20	75,000	81,170
Turkiye Garanti Bankasi AS (b) 4.750% 10/17/19	210,000	213,258
Valley National Bancorp 5.125% 9/27/23	245,000	256,730

		9,428,748

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	33,469
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	675,000	729,489
Molson Coors Brewing Co. 4.200% 7/15/46	175,000	163,872

		926,830

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	115,000	123,103
Baxalta, Inc. 3.600% 6/23/22	105,000	107,334
Baxalta, Inc. 4.000% 6/23/25	290,000	295,481
Baxalta, Inc. 5.250% 6/23/45	140,000	152,906

		678,824

Building Materials — 0.2%
James Hardie International Finance Ltd. (b) 5.875% 2/15/23	375,000	387,188
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.252% 6/30/17	220,000	220,360

	Principal Amount	Value
Owens Corning 9.000% 6/15/19	$55,000	$62,155
Standard Industries, Inc. (b) 5.000% 2/15/27	471,000	461,580

		1,131,283

Chemicals — 0.3%
Celanese US Holdings LLC 4.625% 11/15/22	175,000	185,450
CF Industries, Inc. 6.875% 5/01/18	450,000	469,125
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (b) 3.400% 12/01/26	270,000	270,271
The Dow Chemical Co. 8.550% 5/15/19	65,000	73,685
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	118,294
Monsanto Co. 4.400% 7/15/44	100,000	97,193
RPM International, Inc. 3.750% 3/15/27	110,000	109,945
RPM International, Inc. 6.125% 10/15/19	100,000	109,094
RPM International, Inc. 6.500% 2/15/18	205,000	213,326
The Valspar Corp. 7.250% 6/15/19	125,000	137,750

		1,784,133

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	440,000	478,236
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	94,668

		572,904

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 3.480% 6/01/19	450,000	461,120
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 4.420% 6/15/21	380,000	397,383
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b) 6.020% 6/15/26	76,000	82,854
Everett Spinco, Inc. (b) 2.875% 3/27/20	90,000	90,754
Everett Spinco, Inc. (b) 4.250% 4/15/24	140,000	142,356
Everett Spinco, Inc. (b) 4.750% 4/15/27	275,000	280,469

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leidos Holdings, Inc. 4.450% 12/01/20	$835,000	$868,400

		2,323,336

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	765,000	801,915
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	284,930
Air Lease Corp. 3.000% 9/15/23	465,000	454,403
Air Lease Corp. 3.375% 1/15/19	375,000	383,694
Air Lease Corp. 3.375% 6/01/21	355,000	361,886
Air Lease Corp. STEP 5.625% 4/01/17	80,000	80,000
Ally Financial, Inc. 3.250% 11/05/18	485,000	488,337
Ally Financial, Inc. 3.600% 5/21/18	129,000	130,612
Ally Financial, Inc. 4.750% 9/10/18	260,000	267,150
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	332,452
Brookfield Finance LLC 4.000% 4/01/24	455,000	457,695
CIT Group, Inc. 3.875% 2/19/19	287,000	293,816
CIT Group, Inc. (b) 5.500% 2/15/19	160,000	168,200
Discover Financial Services 4.100% 2/09/27	265,000	265,089
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	360,000	362,087
International Lease Finance Corp. 3.875% 4/15/18	270,000	275,272
International Lease Finance Corp. 6.250% 5/15/19	15,000	16,162
Lazard Group LLC 3.625% 3/01/27	355,000	346,172
Lazard Group LLC 4.250% 11/14/20	600,000	631,052
Legg Mason, Inc. 5.625% 1/15/44	165,000	168,380
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	170,000	172,729
UBS Group Funding Switzerland AG (b) 3.491% 5/23/23	260,000	261,678

		7,003,711

	Principal Amount	Value
Electric — 0.6%
Duke Energy Corp. 3.750% 9/01/46	$195,000	$175,065
Entergy Arkansas, Inc. 3.500% 4/01/26	70,000	71,665
Entergy Louisiana LLC 4.950% 1/15/45	165,000	169,214
Florida Power & Light Co. 4.950% 6/01/35	125,000	142,485
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	621,919
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	200,000	216,492
Majapahit Holding BV (b) 7.750% 1/20/20	195,000	219,999
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	216,800
Nevada Power Co., Series N 6.650% 4/01/36	135,000	178,131
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	57,819
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	148,165
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	296,571
Progress Energy, Inc. 7.000% 10/30/31	25,000	32,925
Puget Energy, Inc. 3.650% 5/15/25	350,000	346,934
Puget Energy, Inc. 6.500% 12/15/20	271,000	303,506
Transelec SA (b) 4.625% 7/26/23	175,000	183,437
Tri-State Pass-Through Trust, Series 2003, Class A (b) 6.040% 1/31/18	16,620	16,886
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	192,825
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	229,811

		3,820,649

Electronics — 0.2%
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	257,025
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	83,153
Avnet, Inc. 3.750% 12/01/21	30,000	30,340
Avnet, Inc. 4.875% 12/01/22	123,000	129,200
FLIR Systems, Inc. 3.125% 6/15/21	195,000	196,080

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ingram Micro, Inc. STEP 5.450% 12/15/24	$203,000	$199,746
Tech Data Corp. 3.700% 2/15/22	130,000	130,451

		1,025,995

Engineering & Construction — 0.1%
SBA Tower Trust (b) 2.877% 7/15/21	200,000	198,822
SBA Tower Trust (b) 3.156% 10/15/45	210,000	211,071

		409,893

Environmental Controls — 0.1%
Clean Harbors, Inc. 5.250% 8/01/20	395,000	402,023

Foods — 0.1%
Kraft Foods, Inc. 6.500% 2/09/40	63,000	77,879
Kraft Heinz Foods Co. 3.000% 6/01/26	515,000	483,968
Tyson Foods, Inc. 4.875% 8/15/34	105,000	107,393

		669,240

Forest Products & Paper — 0.1%
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	635,000	636,334

Gas — 0.1%
NiSource Finance Corp. 5.800% 2/01/42	175,000	203,620
Spire, Inc. 4.700% 8/15/44	290,000	290,142

		493,762

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,008

Health Care – Products — 0.1%
Abbott Laboratories 2.900% 11/30/21	205,000	205,897
Abbott Laboratories 3.750% 11/30/26	125,000	124,843
Abbott Laboratories 4.900% 11/30/46	115,000	119,125
Becton Dickinson & Co. 4.685% 12/15/44	125,000	130,481

		580,346

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	250,000	255,621
Humana, Inc. 4.800% 3/15/47	125,000	130,674

	Principal Amount	Value
Kaiser Foundation Hospitals 3.500% 4/01/22	$75,000	$77,542
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	53,475
UnitedHealth Group, Inc. 6.875% 2/15/38	110,000	149,515

		666,827

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	530,835

Housewares — 0.1%
Newell Brands, Inc. 3.850% 4/01/23	335,000	346,247

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	345,000	370,219
Arch Capital Finance LLC 4.011% 12/15/26	155,000	158,935
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	181,933
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	95,788
Brown & Brown, Inc. 4.200% 9/15/24	272,000	278,868
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	50,000	48,375
CNA Financial Corp. 7.350% 11/15/19	180,000	203,023
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	476,918
Enstar Group Ltd. 4.500% 3/10/22	140,000	141,762
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	228,570
MetLife Capital Trust IV (b) 7.875% 12/15/37	345,000	424,350
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	134,000	137,584
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	245,000	262,517
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,218
Reinsurance Group of America, Inc. 3.950% 9/15/26	360,000	363,057
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	242,215
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	242,794

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Acquisition PLC 3.500% 9/15/21	$270,000	$274,493
Trinity Acquisition PLC 4.400% 3/15/26	70,000	71,751
Unum Group 3.000% 5/15/21	150,000	150,170
USF&G Capital I (b) 8.500% 12/15/45	150,000	193,321
Willis North America, Inc. 7.000% 9/29/19	97,000	107,481
Willis Towers Watson PLC 5.750% 3/15/21	230,000	252,722
XLIT Ltd. 4.450% 3/31/25	170,000	172,034
XLIT Ltd. 5.750% 10/01/21	115,000	127,725
XLIT Ltd. 6.375% 11/15/24	325,000	379,241

		5,701,064

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	425,000	455,106

Investment Companies — 0.1%
Ares Capital Corp. 3.875% 1/15/20	505,000	515,088
FS Investment Corp. 4.000% 7/15/19	390,000	393,404

		908,492

Iron & Steel — 0.1%
ArcelorMittal 5.125% 6/01/20	320,000	332,800
ArcelorMittal STEP 6.000% 8/05/20	285,000	307,087
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	151,318
Vale Overseas Ltd. 6.875% 11/21/36	95,000	102,135

		893,340

Lodging — 0.0%
Marriott International, Inc. 6.750% 5/15/18	40,000	42,134

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	232,013
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	117,305
CNH Industrial Capital LLC 3.875% 10/15/21	500,000	500,255

		849,573

Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	100,000	127,661

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	$270,000	$277,732
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	259,051
Comcast Corp. 3.400% 7/15/46	220,000	188,239
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	127,061
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	50,169
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	72,658
Time Warner, Inc. 4.700% 1/15/21	125,000	134,007
Time Warner, Inc. 6.250% 3/29/41	25,000	28,709

		1,265,287

Mining — 0.0%
Glencore Canada Corp. 5.500% 6/15/17	175,000	176,279
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	57,120

		233,399

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	270,000	275,022
Textron, Inc. 3.650% 3/15/27	105,000	104,276

		379,298

Office & Business Equipment — 0.1%
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	31,580
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	20,555
Pitney Bowes, Inc. 3.375% 10/01/21	485,000	476,630

		528,765

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,401

Oil & Gas — 0.4%
Anadarko Petroleum Corp. 5.550% 3/15/26	165,000	183,114
ConocoPhillips Co. 2.400% 12/15/22	140,000	136,747
Encana Corp. 3.900% 11/15/21	205,000	209,434

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Encana Corp. 6.500% 5/15/19	$125,000	$135,013
Encana Corp. 6.500% 2/01/38	80,000	89,331
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	197,528
Marathon Petroleum Corp. 6.500% 3/01/41	170,000	188,154
Nabors Industries, Inc. (b) 5.500% 1/15/23	215,000	219,434
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	175,000	175,437
Petroleos Mexicanos 6.625% 6/15/38	37,000	37,647
Petroleos Mexicanos 3.125% 1/23/19	50,000	50,200
Petroleos Mexicanos 5.500% 1/21/21	285,000	301,672
Petroleos Mexicanos 6.375% 1/23/45	80,000	78,018
Petroleos Mexicanos (b) 6.500% 3/13/27	60,000	64,545
Phillips 66 5.875% 5/01/42	60,000	68,670
Pioneer Natural Resources Co. 4.450% 1/15/26	320,000	336,804
QEP Resources, Inc. 6.875% 3/01/21	100,000	106,250
Tesoro Corp. (b) 5.125% 12/15/26	285,000	298,965

		2,876,963

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 2.600% 12/01/22	199,000	190,459
National Oilwell Varco, Inc. 3.950% 12/01/42	171,000	137,635
Weatherford International Ltd. 6.000% 3/15/18	75,000	76,125

		404,219

Packaging & Containers — 0.2%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	490,000	485,354
Brambles USA, Inc. (b) 4.125% 10/23/25	134,000	137,310
Brambles USA, Inc. (b) 5.350% 4/01/20	90,000	96,654
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	460,000	470,350

	Principal Amount	Value
Graphic Packaging International, Inc. 4.750% 4/15/21	$100,000	$104,250
Graphic Packaging International, Inc. 4.875% 11/15/22	60,000	62,850

		1,356,768

Pharmaceuticals — 0.3%
AbbVie, Inc. 4.700% 5/14/45	285,000	284,245
Actavis Funding SCS 3.000% 3/12/20	300,000	305,120
Actavis Funding SCS 4.750% 3/15/45	190,000	190,813
Express Scripts Holding Co. 4.500% 2/25/26	180,000	184,636
Johnson & Johnson 5.850% 7/15/38	40,000	52,253
McKesson Corp. 2.284% 3/15/19	95,000	95,684
McKesson Corp. 4.883% 3/15/44	60,000	61,939
McKesson Corp. 6.000% 3/01/41	125,000	145,190
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	56,427
Mylan NV 3.150% 6/15/21	275,000	276,011
Mylan NV 3.950% 6/15/26	155,000	151,718
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	95,000	92,181
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	75,000	64,605

		1,960,822

Pipelines — 0.5%
Energy Transfer Partners LP 4.200% 4/15/27	165,000	163,018
EnLink Midstream Partners LP 4.850% 7/15/26	75,000	77,391
Enterprise Products Operating LLC 5.700% 2/15/42	5,000	5,585
Enterprise Products Operating LLC 5.950% 2/01/41	150,000	171,475
Enterprise Products Operating LLC 6.125% 10/15/39	4,000	4,647
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	70,624
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	130,438
Kinder Morgan Energy Partners LP 6.550% 9/15/40	90,000	99,109

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.950% 1/15/38	$10,000	$11,603
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	154,686
Kinder Morgan, Inc. 4.300% 6/01/25	165,000	168,565
Magellan Midstream Partners LP 5.150% 10/15/43	170,000	178,329
MPLX LP 4.125% 3/01/27	105,000	104,545
MPLX LP 4.875% 12/01/24	502,000	528,072
MPLX LP 4.875% 6/01/25	372,000	389,663
MPLX LP 5.200% 3/01/47	35,000	35,219
MPLX LP 5.500% 2/15/23	136,000	140,216
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	210,000	214,148
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	240,000	237,075
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	250,000	250,000
Western Gas Partners LP 4.000% 7/01/22	181,000	185,875

		3,320,283

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 3.450% 9/15/21	425,000	432,666
American Tower Corp. 4.400% 2/15/26	140,000	144,826
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	205,466
Crown Castle International Corp. 4.000% 3/01/27	120,000	120,752
DDR Corp. 4.750% 4/15/18	60,000	61,360
Duke Realty LP 3.250% 6/30/26	120,000	116,323
Federal Realty Investment Trust 5.900% 4/01/20	55,000	60,337
Healthcare Trust of America Holdings LP 3.500% 8/01/26	200,000	192,335
Highwoods Realty LP 7.500% 4/15/18	265,000	279,848
Host Hotels & Resorts LP 3.750% 10/15/23	40,000	40,311
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	246,860
Tanger Properties LP 3.125% 9/01/26	323,000	300,448

	Principal Amount	Value
Weingarten Realty Investors 3.250% 8/15/26	$85,000	$81,009

		2,282,541

Retail — 0.4%
AutoNation, Inc. 4.500% 10/01/25	120,000	123,996
Bed Bath & Beyond, Inc. 5.165% 8/01/44	101,000	90,290
CVS Health Corp. 6.125% 9/15/39	175,000	214,013
CVS Pass-Through Trust (b) 5.926% 1/10/34	281,500	321,526
Dollar Tree, Inc. 5.750% 3/01/23	470,000	500,550
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	434,987
The Home Depot, Inc. 5.950% 4/01/41	150,000	191,911
QVC, Inc. 3.125% 4/01/19	155,000	157,396
QVC, Inc. 4.375% 3/15/23	150,000	150,432
QVC, Inc. 4.450% 2/15/25	245,000	237,930
QVC, Inc. 5.125% 7/02/22	30,000	31,492
Tiffany & Co. 4.900% 10/01/44	165,000	154,904
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	110,000	111,470

		2,720,897

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. (b) 3.875% 1/15/27	240,000	241,265
Lam Research Corp. 2.750% 3/15/20	215,000	217,498

		458,763

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	165,000	160,843
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	115,175
CA, Inc. 3.600% 8/15/22	125,000	126,838
Microsoft Corp. 4.450% 11/03/45	330,000	348,282
Oracle Corp. 4.000% 7/15/46	270,000	257,585

		1,008,723

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.3%
AT&T, Inc. 3.800% 3/01/24	$255,000	$258,919
AT&T, Inc. 4.750% 5/15/46	260,000	242,603
AT&T, Inc. 5.250% 3/01/37	320,000	326,225
AT&T, Inc. 6.550% 2/15/39	25,000	29,493
CenturyLink, Inc. 6.150% 9/15/19	140,000	149,100
Cisco Systems, Inc. 5.500% 1/15/40	55,000	67,108
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	184,070
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	189,420
Verizon Communications, Inc. 4.862% 8/21/46	207,000	199,010
Verizon Communications, Inc. 5.012% 8/21/54	181,000	171,711
Verizon Communications, Inc. 6.550% 9/15/43	182,000	223,319

		2,040,978

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	105,000	109,154
Asciano Finance Ltd. (b) 5.000% 4/07/18	250,000	255,961
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	229,425

		594,540

Trucking & Leasing — 0.2%
Aviation Capital Group Corp. (b) 2.875% 9/17/18	905,000	914,074
GATX Corp. 4.750% 6/15/22	150,000	162,024

		1,076,098

TOTAL CORPORATE DEBT (Cost $67,754,958)		68,997,438

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	350,009
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	312,110
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 2.290% 12/01/31	299,968	288,162

	Principal Amount	Value
State of California BAB 7.550% 4/01/39	$120,000	$175,991
State of California BAB 7.600% 11/01/40	105,000	156,513

		1,282,785

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,241,254)		1,282,785

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 2.478% 10/20/20	230,000	230,000

Automobile ABS — 0.4%
CPS Auto Trust, Series 2016-C, Class A (b) 1.620% 1/15/20	108,366	108,200
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	160,000	160,862
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	450,000	445,100
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	53,479	53,392
Oscar US Funding Trust II, Series 2015-1A, Class A4 (b) 2.440% 6/15/22	350,000	344,910
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.612% 7/15/20	186,094	186,176
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	630,000	618,716
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	150,000	149,864
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	250,000	253,583

		2,320,803

Commercial MBS — 0.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.894% 2/10/51	85,957	86,946
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.961% 2/10/51	220,000	224,370

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.231% 2/10/51	$240,482	$244,368
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.274% 2/10/51	215,000	219,662
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	183,756	185,525
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	233,161	236,273
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	197,199
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	335,141
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.255% 5/10/48	140,000	126,940
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.808% 12/10/49	127,479	128,372
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	172,857
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	11,782	11,773
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) 5.471% 11/10/46	110,000	120,413
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	188,691	188,779
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	109,140
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	123,991	124,252
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	260,000	265,177
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	250,000	266,962

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	$29,653	$29,632
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	314,700	311,410
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	251,574
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	173,667	175,212
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 6.053% 2/15/51	37,032	37,169
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	235,000	236,015
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	28,089	28,713
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	197,865

		4,511,739

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.702% 3/25/35	174,672	174,662
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	81,439	81,293
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + ..430%, FRN 1.412% 11/25/35	39,432	39,486

		295,441

Other ABS — 4.3%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	54,403	50,582
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 1.142% 11/15/40	92,904	88,216
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 2.107% 6/25/35	84,207	83,975

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.707% 1/25/35	$159,304	$158,837
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (b) 2.570% 7/20/26	360,000	360,127
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.503% 10/15/28	410,000	413,046
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.469% 7/28/26	660,000	660,597
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	70,868	69,451
Alterna Funding II LLC, Series 2015-1A, Class A (b) 2.500% 2/15/24	152,554	152,173
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.203% 10/20/28	250,000	250,680
Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	72,000	70,527
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	316,000	317,581
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	148,989	144,285
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (b) 2.424% 1/18/25	250,000	250,013
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.483% 7/17/26	350,000	350,012
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.484% 8/05/27	570,000	571,888
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	13,204	13,188
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.203% 7/15/26	345,000	345,007

	Principal Amount	Value
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (b) 2.487% 12/16/41	$283,958	$280,485
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.241% 1/22/25	250,000	249,999
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.454% 7/18/27	380,000	380,774
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	347,377	349,854
CAN Capital Funding LLC, Series 2014-1A, Class A, (Acquired 10/15/14, Cost $249,997) (b) (c) 3.117% 4/15/20	82,554	82,027
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	156,469
Capital Automotive REIT, Series 2017-1A, Class A2 ( (d) (b) 4.180% 4/15/47	140,000	139,980
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	222,574	222,956
Carlyle Global Market Strategies, Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.223% 10/15/26	250,000	250,144
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	87,924	87,319
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 1.182% 11/25/45	22,822	22,833
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	162,962	161,392
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	42,294	42,202
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	222,222	217,043
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	343,000	344,872

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	$429,852	$427,628
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	63,167	63,162
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	766,931	759,725
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	503,625	503,616
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	533,250	504,847
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	23,333	23,486
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 2.374% 4/18/26	475,000	475,020
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	77,077	74,124
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	205,812	206,532
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	101,695	102,320
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	389,241	391,497
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	29,948	29,911
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 2.707% 1/25/35	420,000	422,399
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	21,504	21,451
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.480% 7/20/27	425,000	425,122
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	183,333	177,148

	Principal Amount	Value
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	$174,370	$171,758
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	43,722	43,722
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.188% 4/25/25	565,000	564,614
Goodgreen Trust, Series 2016-1A, Class A (b) 3.230% 10/15/52	461,279	462,641
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.627% 4/25/35	39,992	40,191
HERO Funding Trust, Series 2016-3A, Class A1 (b) 3.080% 9/20/42	296,841	293,130
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	292,464	288,087
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	60,296	59,855
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.152% 8/25/36	9,571	9,579
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.474% 1/18/26	260,000	260,038
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	97,486	95,514
LCM LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 2.523% 7/15/26	460,000	462,546
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.777% 2/25/35	101,221	100,858
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	141,553	141,355
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	283,782	283,236
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	167,104	166,016

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + ..750%, FRN 1.732% 7/25/35	$19,155	$19,515
Mosaic Solar Loans LLC, Series 2017-1A, Class A (b) 4.450% 6/20/42	105,955	106,426
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	30,938	30,908
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	1,650,000	1,621,125
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	450,000	447,592
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.150% 4/20/25	355,000	355,059
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (b) 4.210% 5/17/20	130,000	129,240
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	50,132	49,261
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	229,388	226,053
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	220,000	217,801
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.242% 9/25/35	20,543	20,582
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (b) 2.392% 2/20/30	250,000	250,646
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	49,264	49,380
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (b) 3.050% 12/26/25	345,932	346,295
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	1,625,634	1,623,605
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	532,458	532,036

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	$682,045	$682,715
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	600,000	597,315
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	160,000	158,078
SpringCastle America Funding LLC, Series 2016-AA, Class A (b) 3.050% 4/25/29	252,056	253,602
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	670,000	665,394
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.920% 7/15/47	200,000	200,307
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	101,455	101,335
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (b) 4.190% 1/15/71	349,290	349,360
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.203% 10/17/26	430,000	430,198
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	388,050	389,751
TAL Advantage VI LLC, Series 2017-1A, Class A (b) 4.500% 4/21/42	410,000	414,974
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.399% 10/13/29	340,000	342,602
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (b) 2.530% 4/20/27	490,000	490,032
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	76,073	75,505
VSE VOI Mortgage LLC, Series 2016-A, Class A (b) 2.540% 7/20/33	375,348	370,356
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	148,340	146,665

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	$467,875	$469,903
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	305,350	309,498
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	418,625	407,630

		28,270,406

Student Loans ABS — 2.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (b) 2.082% 12/27/44	495,000	493,075
Access Group, Inc., Series 2004-A, Class A3, 28 Day ARS, FRN 1.699% 7/01/39	400,000	392,044
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	181,600	174,944
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 Day ARS, FRN 2.224% 1/25/47	130,000	99,388
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 2.480% 10/25/44	860,257	862,838
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 2.882% 10/27/31	62,851	64,024
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (b) 2.890% 6/25/40	310,262	309,317
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (b) 3.070% 10/25/44	860,257	862,838
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	211,159	213,460
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (b) 2.720% 1/25/41	362,003	354,922
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 2.832% 10/27/36	625,569	625,568
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (b) 3.020% 5/25/34	253,239	253,159

	Principal Amount	Value
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.093% 12/27/66	$450,000	$449,946
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.332% 7/26/66	663,157	662,726
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 5.222% 11/26/40	270,000	310,566
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.502% 8/25/42	177,014	163,428
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	9,514	9,507
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.002% 2/25/42	190,925	191,183
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	34,744	34,582
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.682% 2/25/70	518,931	510,339
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 1.920% 7/26/66	750,000	749,910
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.232% 6/25/65	520,273	527,980
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.282% 3/25/66	2,150,000	2,182,268
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 6/25/48	220,000	191,570
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/26/49	155,000	152,232
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 10/25/58	150,000	126,749

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	$255,138	$253,988
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.256% 3/23/37	331,885	324,002
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.403% 6/25/41	124,473	106,823
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.612% 1/25/37	208,958	208,256
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 Day ARS, FRN 1.768% 3/22/32	200,000	183,304
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.482% 6/25/54	150,000	133,684
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 1.838% 7/25/36	250,000	246,608
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 1.932% 11/25/65	587,070	588,171
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.193% 7/15/36	41,379	41,379
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.473% 7/15/36	230,000	209,433
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.323% 7/15/36	125,000	122,464
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.178% 10/25/28	330,000	325,573
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.188% 4/25/40	194,954	162,577
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.788% 10/25/40	300,000	293,584

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A10, 28 Day ARS, FRN 3.250% 3/15/28	$136,000	$136,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 3.270% 3/15/28	160,000	160,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 Day ARS, FRN 3.284% 12/15/39	550,000	544,654
SLM Student Loan Trust, Series 2003-5, Class A9, 28 Day ARS, FRN 4.250% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.260% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.112% 7/15/27	200,000	201,870
SMB Private Education Loan Trust, Series 2016-B, Class A2A (b) 2.430% 2/17/32	245,000	241,891
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	450,000	449,944
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	300,000	289,246
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (b) 1.932% 1/25/39	149,418	150,623
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.182% 6/25/33	355,549	359,401
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (b) 2.740% 10/25/32	300,000	298,286
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) 3.440% 3/26/40	180,000	176,595
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.784% 1/03/33	290,000	286,836
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.088% 10/27/36	170,000	169,747

		18,033,502

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	$19,777	$19,757
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	7,632	7,511
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	11,631	11,792
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	56,158	51,684
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) 3.500% 1/25/47	548,509	547,267
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	3,793	3,904
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	7,613	7,364
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	245	259
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	37,156	38,261
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	83,389	83,512

		771,311

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	23,353	23,209

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,490,377)		54,456,411

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	706,800
Mexico Government International Bond 5.125% 1/15/20	200,000	216,200
Mexico Government International Bond 6.750% 9/27/34	160,000	199,891

	Principal Amount	Value
Mexico Government International Bond 4.750% 3/08/44	$590,000	$573,775
Peruvian Government International Bond 6.550% 3/14/37	95,000	122,669
Poland Government International Bond 6.375% 7/15/19	230,000	252,310

		2,071,645

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,974,001)		2,071,645

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.5%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	522,091	530,972
Series 4290, Class CA 3.500% 12/15/38	344,805	353,657
Series 2617, Class Z 5.500% 5/15/33	267,292	298,167
Series 2693, Class Z 5.500% 10/15/33	482,143	527,712
Series 3423, Class PB 5.500% 3/15/38	104,503	115,210
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	230,465	239,677
Series 2014-48, Class AB 4.000% 10/25/40	475,187	493,709
Series 2007-32, Class Z 5.500% 4/25/37	156,618	171,642
Series 2010-60, Class HJ 5.500% 5/25/40	103,251	111,773
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	131,028	142,501
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	104,098	114,411

		3,099,431

Pass-Through Securities — 6.0%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	1,077,608	1,106,779
Pool #Q37468 3.500% 11/01/45	817,904	840,684
Pool #Q41916 3.500% 7/01/46	331,928	341,691
Pool #Q42045 3.500% 7/01/46	134,989	138,960

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #Q44275 3.500% 11/01/46	$256,007	$263,617
Pool #Q44277 3.500% 11/01/46	119,091	122,463
Pool #Q46465 3.500% 3/01/47	1,296,308	1,326,741
Pool #C03537 4.500% 8/01/40	268,004	289,842
Pool #G06057 4.500% 10/01/40	188,959	203,884
Pool #G60485 4.500% 10/01/41	240,633	259,715
Pool #G60469 4.500% 1/01/42	157,210	169,578
Pool #G60342 4.500% 5/01/42	829,985	895,152
Pool #G60172 4.500% 9/01/43	252,905	273,592
Pool #G11431 6.000% 2/01/18	178	178
Pool #C55867 7.500% 2/01/30	55,459	63,765
Pool #C01079 7.500% 10/01/30	8,253	9,705
Pool #C01135 7.500% 2/01/31	23,440	27,525
Pool #C00470 8.000% 8/01/26	17,580	20,541
Pool #G00924 8.000% 3/01/28	18,577	21,686
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 4/01/43(d)	2,000,000	2,093,438
Federal National Mortgage Association
Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	66,692	70,015
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	94,434	99,278
Pool #AS1304 3.500% 12/01/28	337,525	352,490
Pool #AV1897 3.500% 12/01/28	50,632	52,876
Pool #AV2325 3.500% 12/01/28	192,621	201,161
Pool #AS6187 3.500% 11/01/45	2,509,997	2,578,336
Pool #AS6306 3.500% 12/01/45	852,552	876,297
Pool #AS6475 3.500% 1/01/46	682,992	702,121

	Principal Amount	Value
Pool #AS6476 3.500% 1/01/46	$732,170	$752,334
Pool #AS6477 3.500% 1/01/46	857,974	881,065
Pool #BD6601 3.500% 12/01/46	246,418	252,241
Pool #BE4046 3.500% 12/01/46	743,550	761,123
Pool #BE5162 3.500% 2/01/47	748,781	766,594
Pool #AZ7917 4.000% 3/01/41	88,406	93,372
Pool #AL2441 4.000% 9/01/42	572,561	606,423
Pool #AL8422 4.000% 1/01/43	83,118	87,839
Pool #BC5984 4.000% 4/01/46	183,297	192,362
Pool #BF0094 4.000% 5/01/56	1,159,908	1,214,188
Pool #AB1466 4.500% 9/01/40	106,947	115,348
Pool #AH6787 4.500% 3/01/41	202,597	219,082
Pool #AL7566 4.500% 10/01/42	200,575	216,394
Pool #AL6997 4.500% 11/01/42	412,196	445,736
Pool #AL6608 4.500% 6/01/44	152,692	165,307
Pool #AD6437 5.000% 6/01/40	112,986	123,892
Pool #AD6996 5.000% 7/01/40	778,411	853,059
Pool #AL8173 5.000% 2/01/44	303,452	332,648
Pool #564594 7.000% 1/01/31	10,932	12,668
Pool #572844 7.000% 4/01/31	24,197	28,413
Pool #253795 7.000% 5/01/31	69,060	80,796
Pool #499386 7.500% 9/01/29	1,727	2,043
Pool #521006 7.500% 12/01/29	668	788
Pool #522769 7.500% 12/01/29	67	80
Pool #252981 7.500% 1/01/30	8,744	10,315
Pool #524874 7.500% 2/01/30	174	178
Pool #531196 7.500% 2/01/30	1,015	1,202

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #524317 7.500% 3/01/30	$1,105	$1,313
Pool #530299 7.500% 3/01/30	277	319
Pool #530520 7.500% 3/01/30	11,805	13,863
Pool #253183 7.500% 4/01/30	3,484	4,112
Pool #253265 7.500% 5/01/30	2,163	2,526
Pool #526380 8.000% 5/01/30	6,060	7,258
Pool #536949 8.000% 5/01/30	1,507	1,812
Pool #535351 8.000% 6/01/30	3,698	4,403
Pool #253481 8.000% 10/01/30	2,609	3,125
Pool #190317 8.000% 8/01/31	1,032	1,232
Pool #596656 8.000% 8/01/31	941	1,015
Pool #602008 8.000% 8/01/31	3,541	4,219
Federal National Mortgage Association TBA
Pool #6237 3.000% 6/01/44 (d)	400,000	396,625
Pool #1058 3.500% 2/01/44 (d)	5,875,000	6,009,942
Pool #11192 4.000% 3/01/43 (d)	1,675,000	1,757,049
Pool #20567 4.500% 10/01/40 (d)	825,000	884,748
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	829,941	863,657
Pool #359587 7.000% 6/15/23	187	197
Pool #337539 7.000% 7/15/23	611	677
Pool #363066 7.000% 8/15/23	9,140	10,200
Pool #354674 7.000% 10/15/23	5,150	5,676
Pool #362651 7.000% 10/15/23	6,127	6,530
Pool #368814 7.000% 10/15/23	1,336	1,426
Pool #352021 7.000% 11/15/23	2,587	2,867

	Principal Amount	Value
Government National Mortgage Association II
Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	$93,233	$96,408
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	126,658	130,403
Pool #784026 3.500% 12/20/44	232,200	240,680
Government National Mortgage Association II TBA
Pool #2543 3.500% 9/01/44 (d)	5,150,000	5,330,855
Pool #1572 4.000% 1/01/44 (d)	1,800,000	1,897,945

		39,298,682

Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M1 1 mo. USD LIBOR + 1.450%, FRN 2.432% 7/25/28	138,860	139,478

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,693,108)		42,537,591

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds & Notes — 1.4%
U.S. Treasury Bond 2.500% 5/15/46	2,190,000	1,961,419
U.S. Treasury Bond (e) 3.500% 2/15/39	1,900,000	2,091,217
U.S. Treasury Inflation Index 0.125% 7/15/26	1,924,510	1,877,598
U.S. Treasury Note 1.125% 9/30/21	1,660,000	1,606,245
U.S. Treasury Note 2.000% 11/15/26	1,750,000	1,690,568

		9,227,047

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,381,643)		9,227,047

TOTAL BONDS & NOTES (Cost $177,535,341)		178,572,917

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial Services — 0.1%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	$1,116,000	$114,085
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	1,860,000	258,602

		372,687

TOTAL PURCHASED OPTIONS (Cost $387,922)		372,687

	Number of Shares

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value, (a) (f)	18,800	18,988
Safeway PDC LLC Contingent Value, (a) (f)	18,800	940

		19,928

TOTAL RIGHTS (Cost $19,928)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $510,625,174)		652,624,529

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Commercial Paper — 2.9%
Bell Canada (b) 1.350% 6/28/17	$1,800,000	1,794,401
FMC Corp. (b) 1.110% 4/03/17	1,800,000	1,799,835
FMC Technologies, Inc. (b) 1.300% 4/11/17	3,000,000	2,998,957
HP, Inc. (b) 1.190% 4/17/17	2,000,000	1,999,232
Molex Electronic Technologies (b) 1.200% 4/11/17	1,630,000	1,629,433
ONEOK Partners LP (b) 1.500% 4/13/17	1,800,000	1,799,254
Spectra Energy Capital LLC (b) 1.320% 4/25/17	4,000,000	3,996,647
Sysco Corp. (b) 1.130% 4/03/17	1,255,000	1,254,885
WPP CP LLC (b) 1.170% 4/05/17	1,800,000	1,799,722

		19,072,366

	Principal Amount	Value
Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (g)	$149,001	$149,001

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	2,919	2,919

TOTAL SHORT-TERM INVESTMENTS (Cost $19,223,451)		19,224,286

TOTAL INVESTMENTS — 102.4% (Cost $529,848,625) (h)		671,848,815

Other Assets/(Liabilities) — (2.4)%		(15,999,059)

NET ASSETS — 100.0%		$655,849,756

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $76,597,915 or 11.68% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $82,027 or 0.01% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $19,928 or 0.00% of net assets.
(g)	Maturity value of $149,001. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $155,924.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
SandRidge Energy, Inc. (a)	648	$11,981

TOTAL COMMON STOCK (Cost $18,804)		11,981

TOTAL EQUITIES (Cost $18,804)		11,981

	Principal Amount
BONDS & NOTES — 94.9%

CORPORATE DEBT — 24.0%
Advertising — 0.1%
Omnicom Group, Inc. 3.600% 4/15/26	$510,000	509,741

Aerospace & Defense — 0.2%
The Boeing Co. 6.875% 3/15/39	405,000	571,798
Lockheed Martin Corp. 4.700% 5/15/46	440,000	476,588

		1,048,386

Agriculture — 0.1%
Reynolds American, Inc. 4.000% 6/12/22	545,000	572,015

Airlines — 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (b) 8.375% 5/10/20	300,000	298,050
Delta Air Lines, Inc. 3.625% 3/15/22	240,000	244,993

		543,043

Apparel — 0.0%
Levi Strauss & Co. 5.000% 5/01/25	50,000	51,260

Auto Manufacturers — 0.3%
Ford Motor Co. 7.450% 7/16/31	425,000	536,060
General Motors Financial Co., Inc. 2.400% 5/09/19	475,000	476,022
General Motors Financial Co., Inc. 3.200% 7/13/20	325,000	330,597
General Motors Financial Co., Inc. 3.200% 7/06/21	135,000	135,512

		1,478,191

	Principal Amount	Value
Auto Parts & Equipment — 0.2%
Allison Transmission, Inc. (c) 5.000% 10/01/24	$45,000	$45,450
American Axle & Manufacturing Inc 6.625% 10/15/22	120,000	123,600
Delphi Automotive PLC 4.250% 1/15/26	104,000	108,568
Delphi Corp. 4.150% 3/15/24	455,000	475,121
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	85,000	88,613

		841,352

Banks — 3.6%
Australia & New Zealand Banking Group Ltd. (c) 4.875% 1/12/21	540,000	585,245
Banco de Reservas de la Republica Dominicana (c) 7.000% 2/01/23	200,000	203,132
Banco GNB Sudameris SA (c) 6.500% 4/03/27	200,000	199,352
Banco Macro SA USD 5 year swap rate + 5.463%, VRN (b) 6.750% 11/04/26	400,000	400,272
Banco Mercantil del Norte SA 5 year CMT + 4.447%, VRN (b) 5.750% 10/04/31	500,000	489,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 year CMT + 4.580%, VRN (b) 5.950% 1/30/24	500,000	516,250
Bank of America Corp. 2.000% 1/11/18	410,000	411,048
Bank of America Corp. 2.503% 10/21/22	425,000	414,288
Bank of Montreal 1.900% 8/27/21	565,000	550,345
BBVA Bancomer SA VRN (b) 6.008% 5/17/22	500,000	498,750
Citigroup, Inc. 2.700% 3/30/21	825,000	825,983
Commonwealth Bank of Australia (c) 2.750% 3/10/22	835,000	836,670
Corp Group Banking SA (b) 6.750% 3/15/23	750,000	718,740
The Goldman Sachs Group, Inc. 2.350% 11/15/21	340,000	332,990
The Goldman Sachs Group, Inc. 3.000% 4/26/22	225,000	225,551
Industrial Senior Trust (b) 5.500% 11/01/22	500,000	498,750

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 2.972% 1/15/23	$555,000	$554,559
JP Morgan Chase & Co. 4.250% 10/01/27	530,000	542,997
Morgan Stanley 2.500% 4/21/21	155,000	154,163
Morgan Stanley 2.625% 11/17/21	400,000	397,364
Morgan Stanley 3.625% 1/20/27	560,000	555,910
MUFG Americas Holdings Corp. 1.625% 2/09/18	560,000	560,084
The PNC Financial Services Group, Inc. 3.300% 3/08/22	530,000	545,801
Royal Bank of Canada 2.125% 3/02/20	275,000	275,012
Royal Bank of Canada 2.500% 1/19/21	135,000	135,927
State Street Corp. 2.650% 5/19/26	375,000	359,254
State Street Corp. 3.550% 8/18/25	190,000	195,258
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	385,000	374,774
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/09/21	445,000	448,733
The Toronto-Dominion Bank 1.800% 7/13/21	850,000	828,240
Wells Fargo & Co. 3.000% 4/22/26	180,000	172,750
Wells Fargo & Co. 3.000% 10/23/26	555,000	531,386
Wells Fargo & Co. 3.069% 1/24/23	530,000	533,224
Westpac Banking Corp. 2.000% 8/19/21	70,000	68,339
Westpac Banking Corp. 2.600% 11/23/20	480,000	483,584

		15,424,100

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	250,000	270,181
The Coca-Cola Co. 1.550% 9/01/21	285,000	277,975
PepsiCo, Inc. 3.450% 10/06/46	600,000	542,863

		1,091,019

Biotechnology — 0.1%
Celgene Corp. 3.875% 8/15/25	270,000	275,968

	Principal Amount	Value
Building Materials — 0.1%
Builders FirstSource, Inc. (c) 5.625% 9/01/24	$45,000	$45,675
CIMPOR Financial Operations BV (b) 5.750% 7/17/24	400,000	353,000

		398,675

Chemicals — 0.3%
Ashland LLC STEP 4.750% 8/15/22	60,000	62,100
Grupo Idesa SA de CV (b) 7.875% 12/18/20	850,000	749,062
Hexion, Inc. (c) 10.375% 2/01/22	85,000	84,788
Olin Corp. 5.125% 9/15/27	50,000	50,845
Potash Corp. of Saskatchewan, Inc. 4.000% 12/15/26	125,000	127,970
PQ Corp. (c) 6.750% 11/15/22	60,000	63,900

		1,138,665

Coal — 0.0%
Foresight Energy LLC/Foresight Energy Finance Corp. (c) 11.500% 4/01/23	15,000	14,025
Peabody Securities Finance Corp. (c) 6.000% 3/31/22	45,000	44,747

		58,772

Commercial Services — 0.2%
ENA Norte Trust (b) 4.950% 4/25/28	158,398	163,150
Gartner, Inc. (c) 5.125% 4/01/25	25,000	25,469
Live Nation Entertainment, Inc. (c) 4.875% 11/01/24	85,000	85,000
Prime Security Services Borrower LLC/Prime Finance, Inc. (c) 9.250% 5/15/23	80,000	87,700
S&P Global, Inc. 4.400% 2/15/26	285,000	302,473
The ServiceMaster Co. LLC (c) 5.125% 11/15/24	45,000	46,125
Team Health Holdings, Inc. (c) 6.375% 2/01/25	90,000	88,200
United Rentals North America, Inc. 5.500% 5/15/27	35,000	35,350

		833,467

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c) 7.125% 6/15/24	90,000	99,493

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett Packard Enterprise Co. STEP 3.600% 10/15/20	$405,000	$416,493
Western Digital Corp. (c) 7.375% 4/01/23	35,000	38,369

		554,355

Cosmetics & Personal Care — 0.0%
Revlon Consumer Products Corp. STEP 5.750% 2/15/21	86,000	85,892
Revlon Consumer Products Corp. 6.250% 8/01/24	15,000	14,963

		100,855

Diversified Financial Services — 1.5%
Air Lease Corp. 3.750% 2/01/22	585,000	602,530
Ally Financial, Inc. 4.125% 3/30/20	555,000	566,100
Ally Financial, Inc. 4.250% 4/15/21	30,000	30,600
American Express Credit Corp. 2.250% 8/15/19	65,000	65,512
American Express Credit Corp. 2.250% 5/05/21	600,000	594,631
American Express Credit Corp. 2.700% 3/03/22	520,000	519,376
Bantrab Senior Trust (b) 9.000% 11/14/20	300,000	279,000
CK Hutchison International Ltd. (c) 3.500% 4/05/27	600,000	598,244
Dana Financing Luxembourg Sarl (c) (d) 5.750% 4/15/25	55,000	55,481
Guanay Finance Ltd. (b) 6.000% 12/15/20	583,057	598,362
Interoceanica IV Finance Ltd. (b) 0.000% 11/30/25	1,070,600	872,539
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	360,000	358,667
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.500% 7/01/21	65,000	65,813
Navient Corp. 6.500% 6/15/22	70,000	70,613
Pontis IV Ltd. (c) 5.125% 3/31/27	400,000	400,200
SUAM Finance BV (b) 4.875% 4/17/24	200,000	207,640
Synchrony Financial 3.000% 8/15/19	555,000	563,657

		6,448,965

Electric — 3.2%
Abengoa Transmision Sur SA (b) 6.875% 4/30/43	299,370	320,326

	Principal Amount	Value
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (c) 7.950% 5/11/26	$500,000	$535,810
AES Gener SA (b) 5.000% 7/14/25	400,000	405,932
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	314,591
Berkshire Hathaway Energy Co. 6.500% 9/15/37	594,000	772,720
Calpine Corp. 5.750% 1/15/25	45,000	44,719
Comision Federal de Electricidad (b) 4.750% 2/23/27	600,000	601,500
DTE Energy Co. 3.800% 3/15/27	500,000	507,047
Duke Energy Corp. 3.750% 9/01/46	215,000	193,020
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	1,006,383
Duke Energy Progress, Inc. 4.150% 12/01/44	470,000	477,272
Empresa Electrica Guacolda SA (b) 4.560% 4/30/25	400,000	385,962
Engie Energia Chile SA (b) 4.500% 1/29/25	335,000	342,205
Eversource Energy 2.750% 3/15/22	1,000,000	1,002,703
Exelon Corp. 3.400% 4/15/26	1,040,000	1,022,867
Fortis, Inc. (c) 2.100% 10/04/21	565,000	547,450
Great Plains Energy, Inc. 3.900% 4/01/27	1,000,000	1,009,735
Israel Electric Corp. Ltd. (b) (c) 5.000% 11/12/24	900,000	945,450
NRG Energy, Inc. 7.250% 5/15/26	85,000	87,550
Pampa Energia SA (c) 7.500% 1/24/27	350,000	354,462
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	958,335
The Southern Co. 2.450% 9/01/18	820,000	826,881
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,001,521

		13,664,441

Engineering & Construction — 0.6%
AECOM (c) 5.125% 3/15/27	65,000	65,163
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	796,308	850,058

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aeropuertos Argentina SA (c) 6.875% 2/01/27	$150,000	$154,875
Mexico City Airport Trust (c) 4.250% 10/31/26	700,000	709,625
Sydney Airport Finance Co. Pty Ltd. (c) 3.375% 4/30/25	300,000	294,016
Sydney Airport Finance Co. Pty Ltd. (c) 3.625% 4/28/26	300,000	298,615

		2,372,352

Entertainment — 0.2%
AMC Entertainment Holdings, Inc. (c) 5.875% 11/15/26	40,000	40,450
AMC Entertainment Holdings, Inc. (c) 6.125% 5/15/27	40,000	40,350
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	41,300
Pinnacle Entertainment, Inc. (c) 5.625% 5/01/24	85,000	86,063
Scientific Games International, Inc. (c) 7.000% 1/01/22	60,000	64,050
Six Flags Entertainment Corp. (c) (d) 4.875% 7/31/24	125,000	123,750
Six Flags Entertainment Corp. (c) (d) 5.500% 4/15/27	130,000	129,675
WMG Acquisition Corp. (c) 6.750% 4/15/22	105,000	110,381

		636,019

Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	410,000	410,355

Food Services — 0.0%
Aramark Services, Inc. (c) 5.000% 4/01/25	65,000	66,950

Foods — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c) 5.750% 3/15/25	115,000	111,550
B&G Foods, Inc. 5.250% 4/01/25	105,000	105,919
Cencosud SA (b) 5.150% 2/12/25	600,000	624,799
Cosan Overseas Ltd. (b) 8.250% 11/29/49	700,000	701,750
JBS USA LLC/JBS USA Finance, Inc. (c) 5.750% 6/15/25	65,000	65,650
Kraft Heinz Foods Co. 1.600% 6/30/17	315,000	315,096
Kraft Heinz Foods Co. 2.000% 7/02/18	235,000	235,584
The Kroger Co. 3.400% 4/15/22	670,000	684,590

	Principal Amount	Value
MARB BondCo PLC (c) 7.000% 3/15/24	$300,000	$297,750
Marfrig Holdings Europe BV (c) 8.000% 6/08/23	200,000	208,960
Minerva Luxembourg SA 5 year CMT + 7.046%, VRN (b) 8.750% 12/29/49	300,000	313,500
Pilgrim’s Pride Corp. (c) 5.750% 3/15/25	85,000	85,637
Post Holdings, Inc. (c) 5.500% 3/01/25	45,000	45,225
Smithfield Foods, Inc. (c) 4.250% 2/01/27	550,000	556,468
TreeHouse Foods, Inc. (c) 6.000% 2/15/24	40,000	41,900
Tyson Foods, Inc. 3.950% 8/15/24	535,000	545,576

		4,939,954

Forest Products & Paper — 0.4%
Georgia-Pacific LLC (c) 3.600% 3/01/25	1,125,000	1,149,014
International Paper Co. 3.000% 2/15/27	270,000	252,423
Inversiones CMPC SA (c) 4.375% 4/04/27	400,000	398,459

		1,799,896

Gas — 0.4%
National Gas Co., of Trinidad & Tobago Ltd. (b) 6.050% 1/15/36	800,000	828,000
NGL Energy Partners LP/NGL Energy Finance Corp. (c) 6.125% 3/01/25	70,000	67,900
NGL Energy Partners LP/NGL Energy Finance Corp. (c) 7.500% 11/01/23	40,000	41,300
Transportadora de Gas del Peru SA (b) 4.250% 4/30/28	800,000	806,000

		1,743,200

Health Care – Products — 0.3%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. (c) 8.125% 6/15/21	25,000	21,812
Thermo Fisher Scientific, Inc. 3.300% 2/15/22	805,000	820,813
Universal Hospital Services, Inc. 7.625% 8/15/20	65,000	64,675
Zimmer Biomet Holdings, Inc. 1.450% 4/01/17	565,000	565,000

		1,472,300

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	$85,000	$88,028
Air Medical Group Holdings, Inc. (c) 6.375% 5/15/23	135,000	130,612
Anthem, Inc. 2.300% 7/15/18	550,000	552,446
Centene Corp. 4.750% 1/15/25	95,000	95,535
Centene Corp. 5.625% 2/15/21	45,000	47,097
CHS/Community Health Systems, Inc. 6.250% 3/31/23	55,000	55,963
CHS/Community Health Systems, Inc. 8.000% 11/15/19	45,000	44,156
Envision Healthcare Corp. (c) 6.250% 12/01/24	105,000	110,250
Laboratory Corp. of America Holdings 2.500% 11/01/18	545,000	549,743
LifePoint Health, Inc. (c) 5.375% 5/01/24	45,000	45,765
MPH Acquisition Holdings LLC (c) 7.125% 6/01/24	150,000	161,269
RegionalCare Hospital Partners Holdings, Inc. (c) 8.250% 5/01/23	40,000	42,680
Select Medical Corp. 6.375% 6/01/21	85,000	85,850
Tenet Healthcare Corp. 6.750% 6/15/23	90,000	88,425
UnitedHealth Group, Inc. 4.200% 1/15/47	545,000	553,415
WellCare Health Plans, Inc. 5.250% 4/01/25	70,000	71,631

		2,722,865

Home Furnishing — 0.0%
Tempur Sealy International, Inc. 5.625% 10/15/23	45,000	45,225

Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc. (c) 9.000% 8/15/23	20,000	20,350
Spectrum Brands, Inc. 5.750% 7/15/25	65,000	68,738

		89,088

Housewares — 0.0%
Newell Brands, Inc. 3.150% 4/01/21	135,000	137,908

Insurance — 0.4%
Liberty Mutual Group, Inc. (c) 6.500% 5/01/42	730,000	908,829
New York Life Global Funding (c) 2.900% 1/17/24	355,000	355,977

	Principal Amount	Value
TIAA Asset Management Finance Co. LLC (c) 2.950% 11/01/19	$540,000	$548,887

		1,813,693

Investment Companies — 0.1%
GrupoSura Finance SA (b) 5.500% 4/29/26	300,000	316,500

Iron & Steel — 0.1%
Cliffs Natural Resources, Inc. (c) 5.750% 3/01/25	15,000	14,550
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c) 6.375% 5/01/22	85,000	87,178
Vale Overseas Ltd. 5.875% 6/10/21	380,000	407,215

		508,943

Leisure Time — 0.1%
NCL Corp. Ltd. (c) 4.750% 12/15/21	90,000	91,350
Sabre GLBL, Inc. (c) 5.250% 11/15/23	85,000	86,913
Viking Cruises Ltd. (c) 8.500% 10/15/22	125,000	129,687

		307,950

Lodging — 0.2%
Gohl Capital Ltd. (b) 4.250% 1/24/27	600,000	606,002
Hilton Domestic Operating Co., Inc. (c) 4.250% 9/01/24	165,000	162,937
Jack Ohio Finance LLC/Jack Ohio Finance Corp. (c) 6.750% 11/15/21	85,000	87,975
Station Casinos LLC 7.500% 3/01/21	80,000	83,200

		940,114

Machinery – Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC (c) 9.250% 3/15/24	45,000	46,069

Machinery – Diversified — 0.1%
John Deere Capital Corp. 2.650% 1/06/22	250,000	250,903

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.125% 5/01/23	30,000	30,900
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.125% 5/01/27	10,000	10,050

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp. 5.250% 9/30/22	$20,000	$20,750
Cengage Learning, Inc. (c) 9.500% 6/15/24	80,000	71,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 6.375% 9/15/20	125,000	128,750
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	520,000	549,467
Comcast Corp. 4.400% 8/15/35	525,000	544,173
CSC Holdings LLC 5.250% 6/01/24	45,000	44,831
Gray Television, Inc. (c) 5.125% 10/15/24	45,000	44,437
Gray Television, Inc. (c) 5.875% 7/15/26	70,000	71,225
Nexstar Broadcasting, Inc. (c) 5.625% 8/01/24	65,000	65,975
Sinclair Television Group, Inc. (c) 5.625% 8/01/24	25,000	25,313
Sirius XM Radio, Inc. (c) 5.375% 7/15/26	90,000	92,025
TEGNA, Inc. (c) 4.875% 9/15/21	130,000	131,950
TV Azteca SAB de CV (b) 7.500% 5/25/18	550,000	547,250
Videotron Ltd./Videotron Ltee (c) (d) 5.125% 4/15/27	25,000	25,219

		2,403,915

Metal Fabricate & Hardware — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. (c) 7.375% 12/15/23	40,000	42,000
Novelis Corp. (c) 5.875% 9/30/26	25,000	25,531
Novelis Corp. (c) 6.250% 8/15/24	60,000	62,550

		130,081

Miscellaneous – Manufacturing — 0.0%
Gates Global LLC/Gates Global Co. (c) 6.000% 7/15/22	90,000	91,575

Oil & Gas — 1.9%
Apache Corp. 4.750% 4/15/43	265,000	264,531
Bharat Petroleum Corp. Ltd. (b) 4.625% 10/25/22	200,000	212,860
BP Capital Markets PLC 3.588% 4/14/27	48,000	48,323

	Principal Amount	Value
BP Capital Markets PLC 3.723% 11/28/28	$440,000	$445,262
BPRL International Singapore Pte Ltd. (b) 4.375% 1/18/27	500,000	509,164
Chevron Corp. 1.365% 3/02/18	353,000	352,796
Chevron Corp. 1.561% 5/16/19	95,000	94,687
Chevron Corp. 2.498% 3/03/22	175,000	175,348
CNOOC Finance Ltd. (b) 4.250% 1/26/21	200,000	209,503
CNOOC Finance USA LLC 3.500% 5/05/25	600,000	593,795
Delek & Avner Tamar Bond Ltd. (c) 4.435% 12/30/20	200,000	207,000
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	15,000	14,141
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. (c) 7.875% 7/15/21	40,000	42,200
Halcon Resources Corp. (c) 6.750% 2/15/25	25,000	24,550
MEG Energy Corp. (c) 7.000% 3/31/24	20,000	17,900
Memorial Production Partners LP/Memorial Production Finance Corp. (e) 6.875% 8/01/22	150,000	54,000
Noble Holding International Ltd. 7.750% 1/15/24	25,000	24,000
Occidental Petroleum Corp. 3.400% 4/15/26	95,000	94,817
ONGC Videsh Vankorneft Pte Ltd. (b) 3.750% 7/27/26	650,000	637,109
PDC Energy, Inc. (c) 6.125% 9/15/24	30,000	30,750
Pertamina Persero PT (b) 5.625% 5/20/43	400,000	410,808
Petrobras Global Finance BV 7.250% 3/17/44	650,000	641,875
Petrobras Global Finance BV 7.375% 1/17/27	200,000	211,440
Petroleos Mexicanos 6.750% 9/21/47	290,000	294,176
Petronas Capital Ltd. (b) 3.500% 3/18/25	800,000	812,769
Phillips 66 5.875% 5/01/42	235,000	268,956
Sanchez Energy Corp. 6.125% 1/15/23	50,000	46,375
Shell International Finance BV 1.375% 5/10/19	500,000	495,566

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sinopec Group Overseas Development Ltd. (b) 2.750% 9/29/26	$900,000	$834,777
SM Energy Co. 5.000% 1/15/24	50,000	47,250

		8,116,728

Oil & Gas Services — 0.1%
FTS International, Inc. 6.250% 5/01/22	22,000	19,250
Schlumberger Holding Corp. (c) 2.350% 12/21/18	270,000	271,788

		291,038

Packaging & Containers — 0.1%
Berry Plastics Corp. 5.500% 5/15/22	90,000	93,488
BWAY Holding Co. (c) (d) 5.500% 4/15/24	80,000	80,650
Flex Acquisition Co., Inc. (c) 6.875% 1/15/25	65,000	66,404
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (c) 7.000% 7/15/24	55,000	58,884

		299,426

Pharmaceuticals — 1.0%
AbbVie, Inc. 4.700% 5/14/45	550,000	548,543
Actavis Funding SCS 2.350% 3/12/18	551,000	553,402
AstraZeneca PLC 2.375% 11/16/20	275,000	275,390
Cardinal Health, Inc. 1.950% 6/15/18	555,000	556,699
Express Scripts Holding Co. 3.400% 3/01/27	135,000	127,140
Express Scripts Holding Co. 4.500% 2/25/26	285,000	292,340
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c) 7.500% 10/01/24	85,000	87,444
Mylan NV 3.150% 6/15/21	605,000	607,225
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	562,787
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	485,000	473,604
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	245,000	232,703

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	$45,000	$46,181
Vizient, Inc. (c) 10.375% 3/01/24	80,000	91,300

		4,454,758

Pipelines — 0.7%
Enable Midstream Partners LP 4.400% 3/15/27	565,000	560,782
Energy Transfer Equity LP 5.500% 6/01/27	65,000	67,925
Energy Transfer Partners LP 4.200% 4/15/27	70,000	69,159
Energy Transfer Partners LP 4.750% 1/15/26	470,000	484,152
Fermaca Enterprises S de RL de CV (c) 6.375% 3/30/38	235,504	241,391
GNL Quintero SA (b) 4.634% 7/31/29	200,000	204,500
Kinder Morgan Energy Partners LP 6.950% 1/15/38	470,000	545,331
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	724,647
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (c) 5.375% 2/01/27	50,000	51,750
Williams Partners LP/ACMP Finance Corp. 4.875% 3/15/24	85,000	87,436

		3,037,073

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c) 6.250% 2/01/22	65,000	65,975

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp. 4.400% 2/15/26	950,000	982,751
Boston Properties LP 4.125% 5/15/21	520,000	546,797
Crown Castle International Corp 3.700% 6/15/26	700,000	686,942
Crown Castle International Corp. 4.000% 3/01/27	225,000	226,409
CyrusOne LP/CyrusOne Finance Corp. (c) 5.000% 3/15/24	30,000	30,825
Equinix, Inc. 5.875% 1/15/26	80,000	85,100
ESH Hospitality, Inc. (c) 5.250% 5/01/25	90,000	90,731
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	25,000	26,375

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Simon Property Group LP 3.300% 1/15/26	$560,000	$552,149

		3,228,079

Retail — 0.2%
Asbury Automotive Group, Inc. 6.000% 12/15/24	65,000	67,112
The Home Depot, Inc. 3.000% 4/01/26	380,000	379,337
The Home Depot, Inc. 3.350% 9/15/25	165,000	169,692
PetSmart, Inc. (c) 7.125% 3/15/23	145,000	137,750
Rite Aid Corp. (c) 6.125% 4/01/23	85,000	84,256
Sally Holdings LLC/Sally Capital, Inc. 5.750% 6/01/22	125,000	128,594

		966,741

Semiconductors — 0.3%
Analog Devices, Inc. 2.500% 12/05/21	560,000	554,633
Applied Materials, Inc. 4.350% 4/01/47	280,000	283,465
Broadcom Corp./Broadcom Cayman Finance Ltd. (c) 3.625% 1/15/24	250,000	251,843
Micron Technology, Inc. (c) 5.250% 8/01/23	65,000	66,625

		1,156,566

Software — 0.6%
Camelot Finance SA (c) 7.875% 10/15/24	60,000	63,150
Fidelity National Information Services, Inc. 3.625% 10/15/20	420,000	436,451
First Data Corp. (c) 5.750% 1/15/24	60,000	61,890
First Data Corp. (c) 7.000% 12/01/23	60,000	64,350
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (c) 10.000% 11/30/24	95,000	103,312
Infor US, Inc. 6.500% 5/15/22	85,000	87,346
Informatica LLC (c) 7.125% 7/15/23	110,000	106,975
Microsoft Corp. 4.450% 11/03/45	520,000	548,809
Open Text Corp. (c) 5.875% 6/01/26	100,000	104,750
Oracle Corp. 1.900% 9/15/21	485,000	476,571

	Principal Amount	Value
Oracle Corp. 4.125% 5/15/45	$445,000	$432,524
Quintiles IMS, Inc. (c) 4.875% 5/15/23	85,000	86,169
Solera LLC/ Solera Finance, Inc. (c) 10.500% 3/01/24	60,000	68,550
Sophia LP/Sophia Finance, Inc. (c) 9.000% 9/30/23	125,000	131,250

		2,772,097

Telecommunications — 1.4%
AT&T, Inc. 3.800% 3/01/24	550,000	558,453
Bharti Airtel Ltd. (b) 4.375% 6/10/25	500,000	499,640
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,058,704
Cincinnati Bell, Inc. (c) 7.000% 7/15/24	85,000	89,144
Cisco Systems, Inc. 1.850% 9/20/21	510,000	500,156
CommScope, Inc. (c) 5.000% 6/15/21	85,000	87,338
Digicel Group Ltd. (b) 7.125% 4/01/22	700,000	544,250
Embarq Corp. 7.995% 6/01/36	75,000	74,625
Empresa Nacional de Telecomunicaciones SA (b) 4.750% 8/01/26	400,000	409,894
Empresa Nacional de Telecomunicaciones SA (b) 4.875% 10/30/24	200,000	206,726
Frontier Communications Corp. 8.500% 4/15/20	65,000	68,575
Intelsat Jackson Holdings SA 5.500% 8/01/23	70,000	57,750
Intelsat Jackson Holdings SA (c) 8.000% 2/15/24	40,000	42,400
Level 3 Communications, Inc. 5.750% 12/01/22	155,000	160,425
Ooredoo International Finance Ltd. (b) 3.875% 1/31/28	600,000	589,200
Orange SA 2.750% 2/06/19	564,000	570,615
Telesat Canada/Telesat LLC (c) 8.875% 11/15/24	65,000	71,175
Verizon Communications, Inc. 4.400% 11/01/34	565,000	534,655

		6,123,725

Textiles — 0.1%
Cintas Corp. No 2 3.700% 4/01/27	190,000	194,146

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.9%
Autoridad del Canal de Panama (b) 4.950% 7/29/35	$200,000	$218,500
Burlington Northern Santa Fe LLC 4.550% 9/01/44	505,000	532,567
CSX Corp. 3.800% 11/01/46	600,000	547,351
Empresa de Transporte de Pasajeros Metro SA (c) 5.000% 1/25/47	750,000	784,987
FedEx Corp. 4.750% 11/15/45	525,000	537,683
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	45,000	46,013
Lima Metro Line 2 Finance Ltd. (b) 5.875% 7/05/34	750,000	796,875
Union Pacific Corp. 3.000% 4/15/27	250,000	247,204

		3,711,180

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 4.200% 4/01/27	275,000	279,997

Water — 0.1%
American Water Capital Corp. 3.400% 3/01/25	500,000	512,951

TOTAL CORPORATE DEBT (Cost $103,116,844)		103,489,605

MUNICIPAL OBLIGATIONS — 0.3%
City of Houston TX Combined Utility System Revenue 5.000% 11/15/35	390,000	446,632
Los Angeles County Metropolitan Transportation Authority 5.000% 6/01/33	105,000	123,168
Massachusetts School Building Authority 5.000% 11/15/34	270,000	312,835
North Texas Municipal Water District Water System Revenue 5.000% 9/01/35	280,000	322,367
State of California 5.000% 8/01/33	90,000	102,396

		1,307,398

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,299,372)		1,307,398

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Commercial MBS — 8.3%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, VRN 1.531% 2/15/50	$4,604,973	$510,341
BXHTL Mortgage Trust, Series 2015-JWRZ, 1 mo. LIBOR + 1.230%, FRN (c) 2.142% 5/15/29	700,000	702,156
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN 1.087% 1/10/48	5,825,585	423,741
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3 3.839% 12/10/54	545,000	561,054
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN 0.900% 11/10/48	5,338,716	280,200
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XA, VRN 2.015% 7/10/49	3,767,311	504,478
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4 2.902% 7/10/49	547,000	529,443
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	275,096
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, VRN (c) 3.520% 9/10/31	534,000	529,450
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN 3.720% 12/10/49	435,000	449,344
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C, VRN 4.064% 6/10/48	700,000	639,234
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, VRN 4.501% 11/10/48	413,000	410,255
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN 1.074% 2/10/49	992,527	67,913
COMM Mortgage Trust, Series 2016-GCT, Class E, VRN (c) 3.461% 8/10/29	210,000	202,210
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (c) 4.126% 3/10/48	650,000	531,228
COMM Mortgage Trust, Series 2012-CR4, Class D, VRN (c) 4.571% 10/15/45	738,000	694,430
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN 4.646% 10/10/48	470,000	458,012

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2016-CR28, Class C, VRN 4.647% 2/10/49	$517,000	$508,800
Commercial Mortgage Trust, Series 2007-GG11, Class AM, VRN 5.867% 12/10/49	650,000	661,919
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class C, 1 mo. LIBOR + 2.650%, FRN (c) 3.562% 11/15/33	370,000	374,598
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM, VRN 5.958% 9/15/39	800,000	808,445
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM, VRN (c) 6.062% 2/15/41	700,000	713,990
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, VRN 0.955% 4/15/50	9,266,911	501,884
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN 4.585% 11/15/48	427,000	423,551
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN 1.591% 2/10/46	5,603,263	392,358
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN 0.834% 11/10/48	8,182,477	465,991
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN 1.148% 4/10/47	7,000,604	383,490
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (c) 4.511% 11/10/47	940,000	778,528
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA, VRN 1.148% 1/15/49	5,398,238	318,165
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class XA, VRN 1.864% 8/15/49	3,225,255	425,014
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN 3.460% 8/15/49	174,000	170,940
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, VRN 3.795% 8/15/49	134,000	129,827

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, VRN 5.464% 1/15/49	$1,045,752	$1,045,426
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AM, VRN 6.066% 2/15/51	540,000	545,781
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, VRN 6.178% 2/12/51	510,000	519,495
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN 0.700% 7/15/48	11,089,823	398,832
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN 0.943% 5/15/48	12,310,378	488,337
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN 0.994% 11/15/47	5,178,928	274,812
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN 1.192% 10/15/48	8,900,523	529,691
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class D, VRN (c) 3.845% 2/15/48	704,000	559,119
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN 4.310% 7/15/48	610,000	595,562
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN 4.619% 12/15/48	527,000	526,390
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN 4.669% 11/15/48	100,000	94,423
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN 4.747% 3/15/49	466,000	478,931
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, VRN 5.493% 2/15/40	368,538	368,593

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (c) 3.060% 10/15/48	$650,000	$493,014
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (c) 3.237% 12/15/47	504,000	334,354
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	175,904
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4 3.720% 12/15/49	454,000	469,855
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	605,260
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C, VRN 4.135% 7/15/50	650,000	616,392
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN 4.536% 12/15/47	351,000	327,406
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, VRN 4.753% 5/15/49	475,000	470,787
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	258,994	259,006
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, VRN 0.971% 12/15/48	6,630,743	419,912
Morgan Stanley Capital I Trust, Series 2016-UB11, Class XA, VRN 1.679% 8/15/49	1,605,117	169,958
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (c) 3.912% 8/15/26	478,000	477,514
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 1 mo. LIBOR + 3.400%, FRN (c) 4.170% 2/15/34	425,000	423,936
MSCG Trust, Series 2016-SNR, Class C (c) 5.205% 11/15/34	539,000	539,984
PFP Ltd., Series 2017-3, Class A, 1 mo. LIBOR + 1.050%, FRN (c) 1.829% 1/14/35	197,000	197,471

	Principal Amount	Value
PFP Ltd., Series 2017-3, Class AS, 1 mo. LIBOR + 1.300%, FRN (c) 2.079% 1/14/35	$164,000	$164,410
PFP Ltd., Series 2017-3, Class B, 1 mo. LIBOR + 1.750%, FRN (c) 2.529% 1/14/35	94,000	94,263
PFP Ltd., Series 2017-3, Class C, 1 mo. LIBOR + 2.500%, FRN (c) 3.279% 1/14/35	99,000	99,326
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, VRN 2.029% 10/10/48	3,977,285	518,943
Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4, Class A (c) 4.000% 6/25/39	338,721	336,372
THL Credit Wind River CLO Ltd., Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100%, FRN (c) 5.122% 1/15/26	1,000,000	1,010,285
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN 5.413% 12/15/43	525,884	528,159
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN 5.632% 10/15/48	806,901	803,985
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C32, Class AMFX (c) 5.703% 6/15/49	415,000	418,227
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA, VRN 0.790% 7/15/58	12,849,466	550,887
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN 1.027% 12/15/48	5,492,034	343,872
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN 1.108% 11/15/48	6,729,057	469,780
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class XA, VRN 1.661% 11/15/49	2,406,106	255,413
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	408,233

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (c) 3.938% 8/15/50	$560,000	$465,135
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN 4.541% 9/15/58	390,000	392,415
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN 4.602% 12/15/48	421,000	430,074
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN 4.611% 11/15/48	468,000	472,486
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, VRN 1.151% 8/15/47	12,749,871	738,865

		35,733,360

Home Equity ABS — 0.9%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	5,343,980	3,864,104

Other ABS — 9.0%
Adams Mill CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.503% 7/15/26	500,000	501,844
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040%, FRN (c) 5.062% 10/15/28	1,000,000	1,013,867
ALM XIX LLC, Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000%, FRN (c) 4.023% 7/15/28	500,000	505,291
ALM XIX LLC, Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350%, FRN (c) 5.373% 7/15/28	500,000	509,090
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.600%, FRN (c) 2.623% 10/15/26	1,000,000	1,000,877
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, STEP (c) 5.682% 12/16/41	989,583	999,595
BlueMountain CLO II Ltd., Series 2006-2A, Class C, 3 mo. USD LIBOR + 0.800%, FRN (c) 1.855% 7/15/18	1,025,000	1,022,599

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (c) 3.724% 7/18/27	$1,000,000	$1,003,533
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (c) 4.130% 10/20/27	1,000,000	1,010,302
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (c) 4.574% 7/18/27	1,000,000	1,004,480
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (c) 4.580% 10/20/27	1,000,000	1,003,515
BlueMountain CLO Ltd., Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150%, FRN (c) 5.180% 1/20/29	1,000,000	1,012,304
Carlyle Global Market Strategies CLO Ltd., Series 2016-2A, Class D2, 3 mo. USD LIBOR + 6.450%, FRN (c) 7.473% 7/15/27	500,000	500,592
Castle Aircraft SecuritizationTrust, Series 2015-1A, Class A (c) 4.703% 12/15/40	1,619,875	1,653,101
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	527,545	515,422
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D, 3 mo. USD LIBOR + 4.000%, FRN (c) 5.023% 1/15/25	833,000	833,714
Element Rail Leasing II LLC, Series 2016-1A, Class A2 (c) 5.047% 3/19/46	500,000	512,880
Global SC Finance II SRL, Series 2014-1A, Class A1 (c) 3.190% 7/17/29	520,667	503,100
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (c) 4.380% 7/20/27	1,000,000	994,250
HERO Funding Trust, Series 2016-4A, Class A2 (c) 4.290% 9/20/47	487,440	506,267
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (c) 4.473% 7/15/27	1,000,000	998,673
Madison Park Funding Ltd., Series 2007-6A, Class C, 3 mo. USD LIBOR + 1.000%, FRN (c) 2.032% 7/26/21	1,000,000	993,830

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3 mo. USD LIBOR + 3.600%, FRN (c) 4.630% 7/20/26	$1,000,000	$1,000,023
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440%, FRN (c) 6.482% 1/27/26	1,000,000	999,991
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D2, 3 mo. USD LIBOR + 3.950%, FRN (c) 4.991% 10/21/26	1,000,000	1,003,050
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + 0.150%, FRN 1.132% 8/25/37	3,129,337	2,658,623
Mosaic Solar Loans LLC, Series 2017-1A, Class A (c) 4.450% 6/20/42	963,223	967,509
Octagon Investment Partners Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500%, FRN (c) 4.535% 3/17/30	1,000,000	1,000,945
Octagon Investment Partners Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200%, FRN (c) 7.235% 3/17/30	500,000	491,294
OneMain Financial Issuance Trust, Series 2015-2A, Class A (c) 2.570% 7/18/25	200,000	200,438
OneMain Financial Issuance Trust, Series 2015-1A, Class A (c) 3.190% 3/18/26	3,000,000	3,031,961
Springleaf Funding Trust, Series 2015-AA, Class A (c) 3.160% 11/15/24	3,000,000	3,023,849
TAL Advantage V LLC, Series 2013-1A, Class A (c) 2.830% 2/22/38	295,833	281,301
TAL Advantage V LLC, Series 2014-1A, Class A (c) 3.510% 2/22/39	475,867	456,830
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000%, FRN (c) 5.124% 12/21/29	1,000,000	1,006,423
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400%, FRN (c) 5.257% 10/20/26	1,000,000	999,902
THL Credit Wind River CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200%, FRN (c) 4.223% 7/15/28	500,000	505,671

	Principal Amount	Value
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750%, FRN (c) 4.784% 4/18/29	$1,000,000	$1,002,883
Venture XVII CLO Ltd., Series 2014-17A, Class B2, 3 mo. USD LIBOR + 2.100%, FRN (c) 3.123% 7/15/26	1,000,000	1,004,384
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350%, FRN (c) 5.380% 7/20/28	500,000	509,407

		38,743,610

WL Collateral CMO — 9.9%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, VRN 3.314% 4/25/37	3,797,331	3,433,120
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	3,987,015	3,774,100
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,082,124	2,527,931
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	5,122,819	3,702,518
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, VRN 3.363% 2/25/47	2,574,938	2,177,166
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	2,533,418	2,262,975
CSMC Trust, Series 2015-RPL3, Class A1, STEP (c) 3.750% 12/25/56	5,238,037	5,285,033
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + 0.170%, FRN 1.148% 12/19/36	2,069,244	1,779,394
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, VRN 3.291% 5/25/37	4,514,943	3,855,536
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, VRN 3.310% 7/25/35	1,114,190	980,114
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, VRN 3.522% 2/25/36	3,965,193	3,238,964

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (c) 6.500% 10/26/37	$1,569,961	$1,325,028
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + 0.600%, FRN 6.000% 4/25/37	752,352	753,735
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, VRN 3.328% 10/25/37	2,337,392	2,189,703
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (c) 2.500% 11/25/60	4,280,516	4,241,964
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	1,750,712	1,335,960

		42,863,241

WL Collateral PAC — 0.6%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	3,103,823	2,745,322

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $125,608,315)		123,949,637

SOVEREIGN DEBT OBLIGATIONS — 2.4%
Argentine Republic Government International Bond (c) 6.875% 1/26/27	850,000	861,900
Brazil Government International Bond 5.625% 1/07/41	800,000	778,000
Chile Government International Bond 3.125% 1/21/26	400,000	406,200
Colombia Government International Bond 4.500% 1/28/26	200,000	211,000
Dominican Republic International Bond (c) 5.950% 1/25/27	1,100,000	1,123,375
Dominican Republic International Bond (b) 6.850% 1/27/45	400,000	413,000
Fondo MIVIVIENDA SA (c) 3.500% 1/31/23	150,000	151,125
Guatemala Government Bond (b) 4.500% 5/03/26	200,000	199,286
Guatemala Government Bond (b) 4.875% 2/13/28	200,000	203,400
Indonesia Government International Bond (c) 4.350% 1/08/27	500,000	517,353

	Principal Amount	Value
The Korea Development Bank 3.000% 1/13/26	$200,000	$198,854
Korea International Bond 2.750% 1/19/27	800,000	786,080
Mexico Government International Bond 4.125% 1/21/26	200,000	205,600
Mexico Government International Bond 4.150% 3/28/27	2,048,000	2,082,816
Mexico Government International Bond 4.750% 3/08/44	100,000	97,250
Panama Government International Bond 3.875% 3/17/28	600,000	610,500
Panama Government International Bond 4.300% 4/29/53	200,000	189,500
Perusahaan Penerbit SBSN Indonesia III (c) 4.150% 3/29/27	400,000	401,680
Philippine Government International Bond 3.700% 2/02/42	400,000	395,186
Provincia de Buenos Aires (c) 7.875% 6/15/27	400,000	405,080

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,055,763)		10,237,185

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.5%
Collateralized Mortgage Obligations — 6.2%
Federal Home Loan Mortgage Corp.
Series 4481, Class B 3.000% 12/15/42	8,180,678	8,265,290
Series 4483, Class CA 3.000% 6/15/44	7,696,648	7,772,018
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1 1.311% 3/25/23 VRN	6,726,933	424,638
Series K053, Class A2 2.995% 12/25/25	463,000	467,520
Series K050, Class A2 3.334% 8/25/25 VRN	350,000	363,149
Federal National Mortgage Association Series 2016-M3, Class A2 2.702% 2/25/26	465,000	456,901
Series 2015-9, Class HA 3.000% 1/25/45	1,279,151	1,306,507
Government National Mortgage Association Series 2015-74, Class LZ 3.500% 5/20/45	3,053,770	2,995,217
Series 2015-92, Class CZ 3.500% 6/20/45	4,859,011	4,787,081

		26,838,321

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 6.3%
Federal Home Loan Mortgage Corp.
Pool #G08658 3.000% 8/01/45	$4,326,489	$4,295,392
Pool #G08632 3.500% 3/01/45	3,605,545	3,693,007
Federal National Mortgage Association
Pool #AL9238 3.000% 10/01/41	4,828,173	4,808,747
Pool #MA2248 3.000% 4/01/45	2,992,135	2,955,318
Pool #AS7661 3.000% 8/01/46	1,873,812	1,850,756
Pool #MA2711 3.000% 8/01/46	6,630,972	6,549,381
Pool #AX2501 4.000% 10/01/44	2,949,165	3,094,089

		27,246,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $54,076,051)		54,085,011

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bonds & Notes — 27.0%
U.S. Treasury Bond 2.750% 11/15/42	11,920,000	11,353,800
U.S. Treasury Inflation Index 0.125% 7/15/24	2,331,346	2,309,592
U.S. Treasury Inflation Index 0.125% 7/15/26	2,360,057	2,302,528
U.S. Treasury Inflation Index 1.000% 2/15/46	5,686,594	5,773,024
U.S. Treasury Note 0.625% 5/31/17	3,150,000	3,149,040
U.S. Treasury Note 0.625% 9/30/17	8,170,000	8,157,904
U.S. Treasury Note 1.000% 2/15/18	11,400,000	11,393,632
U.S. Treasury Note 1.000% 5/15/18	1,030,000	1,028,636
U.S. Treasury Note 1.000% 5/31/18	6,590,000	6,580,012
U.S. Treasury Note 1.500% 5/31/20	10,420,000	10,394,113
U.S. Treasury Note 1.500% 2/28/23	330,000	318,989
U.S. Treasury Note 1.625% 5/15/26	14,340,000	13,452,824
U.S. Treasury Note 1.750% 12/31/20	440,000	440,303

	Principal Amount	Value
U.S. Treasury Note 1.750% 3/31/22	$16,090,000	$15,937,774
U.S. Treasury Note 2.000% 11/30/20	9,950,000	10,051,521
U.S. Treasury Note 2.125% 2/29/24	2,890,000	2,874,557
U.S. Treasury Note 2.250% 3/31/21	10,970,000	11,164,546

		116,682,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,425,503)		116,682,795

TOTAL BONDS & NOTES (Cost $411,581,848)		409,751,631

	Number of Shares
MUTUAL FUNDS — 2.0%
Diversified Financial Services — 2.0%
DoubleLine Floating Rate Fund	859,180	8,505,884

TOTAL MUTUAL FUNDS (Cost $8,754,937)		8,505,884

TOTAL LONG-TERM INVESTMENTS (Cost $420,355,589)		418,269,496

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	$17,626,730	17,626,730

TOTAL SHORT-TERM INVESTMENTS (Cost $17,626,730)		17,626,730

TOTAL INVESTMENTS — 101.0% (Cost $437,982,319) (g)		435,896,226

Other Assets/(Liabilities) — (1.0)%		(4,261,327)

NET ASSETS — 100.0%		$431,634,899

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $22,300,377 or 5.17% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $80,031,575 or 18.54% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2017, these securities amounted to a value of $54,000 or 0.01% of net assets.
(f)	Maturity value of $17,626,804. Collateralized by U.S. Government Agency obligations with rates ranging from 1.000% – 1.625%, maturity dates ranging from 5/15/18 – 4/30/19, and an aggregate market value, including accrued interest, of $17,983,063.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 2.9%
Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	65,352	$5,249,726
Eastman Chemical Co.	92,020	7,435,216

		12,684,942

Iron & Steel — 0.7%
Nucor Corp.	100,420	5,997,082

Mining — 0.6%
Goldcorp, Inc. (a)	356,650	5,203,524

		23,885,548

Communications — 7.0%
Internet — 0.9%
Alphabet, Inc. Class A (b)	4,700	3,984,660
Symantec Corp.	112,740	3,458,863

		7,443,523

Media — 3.2%
Comcast Corp. Class A	457,660	17,203,439
DISH Network Corp. Class A (b)	58,040	3,684,960
The Walt Disney Co.	47,290	5,362,213

		26,250,612

Telecommunications — 2.9%
CenturyLink, Inc. (a)	111,270	2,622,634
Cisco Systems, Inc.	178,093	6,019,544
T-Mobile US, Inc. (b)	130,890	8,454,185
Verizon Communications, Inc.	88,479	4,313,351
Vodafone Group PLC Sponsored ADR (United Kingdom)	107,520	2,841,754

		24,251,468

		57,945,603

Consumer, Cyclical — 6.3%
Airlines — 0.7%
Delta Air Lines, Inc.	77,700	3,571,092
Southwest Airlines Co.	44,660	2,400,922

		5,972,014

Home Furnishing — 0.4%
Whirlpool Corp.	20,000	3,426,600

Housewares — 0.5%
Newell Brands, Inc.	85,449	4,030,629

Leisure Time — 1.1%
Carnival Corp.	91,800	5,407,938
Harley-Davidson, Inc.	57,106	3,454,913

		8,862,851

Lodging — 0.4%
Wyndham Worldwide Corp.	35,470	2,989,766

	Number of Shares	Value
Retail — 3.2%
Advance Auto Parts, Inc.	25,431	$3,770,400
Coach, Inc.	71,830	2,968,734
CVS Health Corp.	55,248	4,336,968
Dollar General Corp.	52,295	3,646,530
Liberty Interactive Corp. QVC Group Class A (b)	163,058	3,264,421
Rite Aid Corp. (a) (b)	322,230	1,369,478
Walgreens Boots Alliance, Inc.	87,620	7,276,841

		26,633,372

		51,915,232

Consumer, Non-cyclical — 16.7%
Agriculture — 1.4%
Philip Morris International, Inc.	98,975	11,174,277

Beverages — 0.9%
Coca-Cola European Partners PLC	68,610	2,585,911
PepsiCo, Inc.	43,435	4,858,639

		7,444,550

Biotechnology — 0.8%
Amgen, Inc.	27,310	4,480,752
Gilead Sciences, Inc.	27,980	1,900,401

		6,381,153

Commercial Services — 0.4%
Nielsen Holdings PLC	87,850	3,629,084

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	95,870	8,613,920

Foods — 0.9%
The Kroger Co.	73,870	2,178,426
Mondelez International, Inc. Class A	111,468	4,802,042

		6,980,468

Health Care – Products — 3.6%
Abbott Laboratories	119,439	5,304,286
Boston Scientific Corp. (b)	51,280	1,275,334
Danaher Corp.	72,378	6,190,490
Medtronic PLC	111,586	8,989,368
Thermo Fisher Scientific, Inc.	18,660	2,866,176
Zimmer Biomet Holdings, Inc.	43,000	5,250,730

		29,876,384

Health Care – Services — 2.9%
Aetna, Inc.	30,541	3,895,505
Humana, Inc.	15,951	3,288,139
UnitedHealth Group, Inc.	99,704	16,352,453

		23,536,097

Pharmaceuticals — 4.8%
Allergan PLC	20,236	4,834,785
Cardinal Health, Inc.	49,650	4,048,958
Eli Lilly & Co.	42,875	3,606,216

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
GlaxoSmithKline PLC Sponsored ADR (United Kingdom)	69,850	$2,944,876
Merck & Co., Inc.	78,231	4,970,798
Pfizer, Inc.	460,915	15,767,902
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	98,560	3,162,790

		39,336,325

		136,972,258

Energy — 10.2%
Oil & Gas — 6.8%
Anadarko Petroleum Corp.	85,091	5,275,642
Chevron Corp.	189,210	20,315,478
ConocoPhillips	52,268	2,606,605
Hess Corp.	112,689	5,432,737
Marathon Petroleum Corp.	90,142	4,555,777
Phillips 66	39,952	3,164,997
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	62,533	3,297,365
Suncor Energy, Inc.	368,780	11,339,985

		55,988,586

Oil & Gas Services — 2.7%
Baker Hughes, Inc.	38,768	2,319,102
Halliburton Co.	228,562	11,247,536
Schlumberger Ltd.	48,724	3,805,344
Weatherford International PLC (a) (b)	764,720	5,085,388

		22,457,370

Pipelines — 0.7%
Enbridge, Inc.	128,659	5,383,093

		83,829,049

Financial — 27.4%
Banks — 13.7%
Bank of America Corp.	1,431,947	33,779,630
The Bank of New York Mellon Corp.	105,030	4,960,567
Citigroup, Inc.	103,649	6,200,283
Fifth Third Bancorp	149,611	3,800,119
JP Morgan Chase & Co.	401,275	35,247,996
KeyCorp	293,590	5,220,030
Morgan Stanley	79,830	3,419,917
The PNC Financial Services Group, Inc.	60,842	7,315,642
State Street Corp.	43,161	3,436,047
Wells Fargo & Co.	169,828	9,452,627

		112,832,858

Diversified Financial Services — 5.0%
Alliance Data Systems Corp.	19,217	4,785,033
Ally Financial, Inc.	98,590	2,004,335

	Number of Shares	Value
American Express Co.	45,005	$3,560,346
FNF Group	113,316	4,412,525
Ameriprise Financial, Inc.	61,546	7,981,285
Discover Financial Services	64,540	4,413,891
Nasdaq, Inc.	110,150	7,649,917
Synchrony Financial	178,170	6,111,231

		40,918,563

Insurance — 5.5%
American International Group, Inc.	226,409	14,134,714
Aon PLC	41,910	4,974,298
MetLife, Inc.	230,264	12,162,544
The Travelers Cos., Inc.	39,166	4,721,070
Unum Group	94,506	4,431,386
XL Group Ltd.	121,990	4,862,521

		45,286,533

Real Estate Investment Trusts (REITS) — 3.2%
Boston Properties, Inc.	23,390	3,097,070
CBRE Group, Inc. Class A (b)	108,216	3,764,835
Crown Castle International Corp.	37,820	3,572,099
Digital Realty Trust, Inc.	23,350	2,484,206
HCP, Inc.	154,070	4,819,310
Invitation Homes, Inc. (b)	95,100	2,076,033
Outfront Media, Inc.	66,625	1,768,894
Weyerhaeuser Co.	136,035	4,622,469

		26,204,916

		225,242,870

Industrial — 13.4%
Aerospace & Defense — 3.1%
Harris Corp.	51,027	5,677,774
Lockheed Martin Corp.	31,261	8,365,444
Northrop Grumman Corp.	21,124	5,024,132
United Technologies Corp.	60,689	6,809,913

		25,877,263

Building Materials — 2.3%
Johnson Controls International PLC	369,166	15,549,272
Vulcan Materials Co.	31,017	3,736,928

		19,286,200

Electronics — 1.5%
Honeywell International, Inc.	43,281	5,404,498
TE Connectivity Ltd.	88,400	6,590,220

		11,994,718

Environmental Controls — 0.4%
Waste Management, Inc.	39,840	2,905,133

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	26,430	2,451,647

Miscellaneous – Manufacturing — 3.0%
Eaton Corp. PLC	186,678	13,842,174
Parker-Hannifin Corp.	39,903	6,397,249
Pentair PLC	69,809	4,382,609

		24,622,032

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.9%
Sealed Air Corp.	95,812	$4,175,487
WestRock Co.	61,140	3,181,114

		7,356,601

Transportation — 1.9%
FedEx Corp.	12,760	2,490,114
Kansas City Southern	22,340	1,915,878
Norfolk Southern Corp.	41,105	4,602,527
XPO Logistics, Inc. (b)	146,160	6,999,602

		16,008,121

		110,501,715

Technology — 10.2%
Computers — 3.1%
Apple, Inc.	102,852	14,775,718
Check Point Software Technologies Ltd. (b)	16,990	1,744,193
Diebold Nixdorf, Inc. (a)	54,465	1,672,076
HP, Inc.	250,770	4,483,768
Western Digital Corp.	35,980	2,969,429

		25,645,184

Semiconductors — 3.2%
Broadcom Ltd.	46,692	10,223,680
Micron Technology, Inc. (b)	105,746	3,056,060
NXP Semiconductor NV (b)	34,370	3,557,295
QUALCOMM, Inc.	79,744	4,572,521
Texas Instruments, Inc.	61,030	4,916,577

		26,326,133

Software — 3.9%
First Data Corp. Class A (b)	231,400	3,586,700
Microsoft Corp.	222,586	14,659,514
Oracle Corp.	132,572	5,914,037
Synopsys, Inc. (b)	102,050	7,360,866

		31,521,117

		83,492,434

Utilities — 3.4%
Electric — 3.4%
Edison International	189,100	15,054,251
Entergy Corp.	38,970	2,960,161
NextEra Energy, Inc.	39,886	5,120,166
PG&E Corp.	76,820	5,097,775

		28,232,353

TOTAL COMMON STOCK (Cost $594,892,441)		802,017,062

TOTAL EQUITIES (Cost $594,892,441)		802,017,062

	Number of Shares	Value

MUTUAL FUNDS — 1.8%
Diversified Financial Services — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)	14,861,768	$14,861,768

TOTAL MUTUAL FUNDS (Cost $14,861,768)		14,861,768

TOTAL LONG-TERM INVESTMENTS (Cost $609,754,209)		816,878,830

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	$21,567,464	21,567,464

TOTAL SHORT-TERM INVESTMENTS (Cost $21,567,464)		21,567,464

TOTAL INVESTMENTS — 101.9% (Cost $631,321,673) (e)		838,446,294

Other Assets/(Liabilities) — (1.9)%		(15,607,091)

NET ASSETS — 100.0%		$822,839,203

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $14,311,953 or 1.74% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $21,567,554. Collateralized by U.S. Government Agency obligations with rates ranging from 1.500% – 2.000%, maturity dates ranging from 8/31/21 – 1/31/22, and an aggregate market value, including accrued interest, of $22,005,280.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%

COMMON STOCK — 95.6%
Basic Materials — 5.5%
Chemicals — 1.4%
Eastman Chemical Co.	300	$24,240
Ingevity Corp. (a)	4,900	298,165
Praxair, Inc.	200	23,720

		346,125

Iron & Steel — 3.4%
ArcelorMittal (a)	46,900	391,615
Nucor Corp.	4,800	286,656
Reliance Steel & Aluminum Co.	2,100	168,042

		846,313

Mining — 0.7%
BHP Billiton Ltd. Sponsored ADR (Australia)	5,000	181,600

		1,374,038

Communications — 13.4%
Internet — 10.0%
Alphabet, Inc. Class A (a)	280	237,384
Alphabet, Inc. Class C (a)	50	41,478
Amazon.com, Inc. (a)	1,590	1,409,599
Facebook, Inc. Class A (a)	3,110	441,775
MercadoLibre, Inc.	1,030	217,814
VeriSign, Inc. (a)	1,900	165,509

		2,513,559

Media — 0.9%
News Corp. Class A	2,400	31,200
Scripps Networks Interactive Class A	2,600	203,762

		234,962

Telecommunications — 2.5%
AT&T, Inc.	5,000	207,750
Cisco Systems, Inc.	6,000	202,800
Sprint Corp. (a)	9,300	80,724
Zayo Group Holdings, Inc. (a)	3,900	128,310

		619,584

		3,368,105

Consumer, Cyclical — 9.0%
Auto Manufacturers — 1.0%
General Motors Co.	6,800	240,448

Auto Parts & Equipment — 1.5%
The Goodyear Tire & Rubber Co.	4,800	172,800
Lear Corp.	1,490	210,954

		383,754

Home Builders — 0.7%
Thor Industries, Inc.	1,900	182,647

	Number of Shares	Value
Home Furnishing — 0.5%
Sony Corp. Sponsored ADR (Japan)	3,600	$121,428

Housewares — 0.6%
The Toro Co.	2,400	149,904

Lodging — 0.4%
MGM Resorts International	3,600	98,640

Retail — 4.3%
Burlington Stores, Inc. (a)	900	87,561
Darden Restaurants, Inc.	1,600	133,872
Domino’s Pizza, Inc.	2,380	438,634
The Home Depot, Inc.	2,000	293,660
Target Corp.	2,500	137,975

		1,091,702

		2,268,523

Consumer, Non-cyclical — 11.0%
Biotechnology — 2.8%
Amgen, Inc.	1,040	170,633
Biogen, Inc. (a)	1,170	319,901
Bioverativ, Inc. (a)	585	31,859
Celgene Corp. (a)	1,540	191,622

		714,015

Commercial Services — 4.8%
Quanta Services, Inc. (a)	5,400	200,394
United Rentals, Inc. (a)	3,000	375,150
Vantiv, Inc. Class A (a)	7,100	455,252
The Western Union Co.	8,500	172,975

		1,203,771

Health Care – Services — 0.9%
Aetna, Inc.	1,730	220,661

Pharmaceuticals — 2.5%
AbbVie, Inc.	1,600	104,256
Johnson & Johnson	2,420	301,411
McKesson Corp.	1,110	164,569
Merck & Co., Inc.	300	19,062
Pfizer, Inc.	800	27,368

		616,666

		2,755,113

Energy — 5.0%
Oil & Gas — 4.8%
Apache Corp.	400	20,556
Chevron Corp.	200	21,474
Devon Energy Corp.	1,100	45,892
Exxon Mobil Corp.	3,900	319,839
Helmerich & Payne, Inc.	4,600	306,222
Marathon Petroleum Corp.	2,600	131,404
Rowan Cos. PLC Class A (a)	7,000	109,060
Tesoro Corp.	2,900	235,074

		1,189,521

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.2%
Baker Hughes, Inc.	1,000	$59,820

		1,249,341

Financial — 14.9%
Banks — 11.4%
Bank of America Corp.	7,000	165,130
Bank of Montreal	1,900	142,101
Citigroup, Inc.	8,100	484,542
The Goldman Sachs Group, Inc.	1,200	275,664
JP Morgan Chase & Co.	5,600	491,904
The PNC Financial Services Group, Inc.	6,500	781,560
Signature Bank (a)	1,630	241,876
State Street Corp.	3,100	246,791
Wells Fargo & Co.	500	27,830

		2,857,398

Diversified Financial Services — 0.6%
Legg Mason, Inc.	2,900	104,719
Visa, Inc. Class A	600	53,322

		158,041

Insurance — 1.1%
Aflac, Inc.	1,800	130,356
Berkshire Hathaway, Inc. Class B (a)	300	50,004
Torchmark Corp.	700	53,928
The Travelers Cos., Inc.	200	24,108

		258,396

Real Estate Investment Trusts (REITS) — 0.1%
Simon Property Group, Inc.	100	17,203

Savings & Loans — 1.7%
BofI Holding, Inc. (a)	5,200	135,876
Brookline Bancorp, Inc.	19,000	297,350

		433,226

		3,724,264

Industrial — 16.5%
Aerospace & Defense — 3.3%
Lockheed Martin Corp.	2,560	685,056
Spirit AeroSystems Holdings, Inc. Class A	2,500	144,800

		829,856

Building Materials — 0.6%
Owens Corning	2,500	153,425

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	1,070	59,653

Electronics — 4.2%
Corning, Inc.	13,600	367,200
TE Connectivity Ltd.	5,900	439,845
Waters Corp. (a)	1,520	237,591

		1,044,636

	Number of Shares	Value
Engineering & Construction — 1.0%
Fluor Corp.	4,600	$242,052

Hand & Machine Tools — 0.8%
Regal Beloit Corp.	2,700	204,255

Machinery – Construction & Mining — 2.5%
BWX Technologies, Inc.	2,800	133,280
Caterpillar, Inc.	5,400	500,904

		634,184

Miscellaneous – Manufacturing — 1.3%
3M Co.	400	76,532
A.O. Smith Corp.	1,800	92,088
Carlisle Cos., Inc.	1,400	148,974

		317,594

Packaging & Containers — 1.7%
Graphic Packaging Holding Co.	8,400	108,108
Packaging Corporation of America	3,400	311,508

		419,616

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	1,000	200,240

Transportation — 0.1%
Union Pacific Corp.	200	21,184

		4,126,695

Technology — 20.3%
Computers — 3.6%
Apple, Inc.	1,210	173,829
Check Point Software Technologies Ltd. (a)	1,400	143,724
NCR Corp. (a)	3,600	164,448
NetApp, Inc.	10,300	431,055

		913,056

Semiconductors — 8.6%
Applied Materials, Inc.	13,600	529,040
ASML Holding NV	810	107,568
Broadcom Ltd.	500	109,480
Lam Research Corp.	2,900	372,244
Micron Technology, Inc. (a)	2,900	83,810
NVIDIA Corp.	4,500	490,185
NXP Semiconductor NV (a)	590	61,065
Skyworks Solutions, Inc.	2,000	195,960
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,200	39,408
Texas Instruments, Inc.	1,900	153,064

		2,141,824

Software — 8.1%
Activision Blizzard, Inc.	5,300	264,258
Akamai Technologies, Inc. (a)	2,300	137,310
Cadence Design Systems, Inc. (a)	11,300	354,820
Electronic Arts, Inc. (a)	7,700	689,304

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	1,000	$79,620
Intuit, Inc.	1,360	157,746
Leidos Holdings, Inc.	2,100	107,394
Microsoft Corp.	900	59,274
Nuance Communications, Inc. (a)	4,500	77,895
Veeva Systems, Inc. Class A (a)	2,100	107,688

		2,035,309

		5,090,189

TOTAL COMMON STOCK (Cost $19,200,038)		23,956,268

TOTAL EQUITIES (Cost $19,200,038)		23,956,268

TOTAL LONG-TERM INVESTMENTS (Cost $19,200,038)		23,956,268

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$1,118,217	1,118,217

TOTAL SHORT-TERM INVESTMENTS (Cost $1,118,217)		1,118,217

TOTAL INVESTMENTS — 100.0% (Cost $20,318,255) (c)		25,074,485

Other Assets/(Liabilities) — (0.0)%		(6,909)

NET ASSETS — 100.0%		$25,067,576

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Maturity value of $1,118,221. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 5/15/18, and an aggregate market value, including accrued interest, of $1,142,685.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value

EQUITIES — 0.4%

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Agriculture — 0.4%
Pinnacle Agriculture Holdings LLC (a) (b)	1,120,359	$526,569

TOTAL PREFERRED STOCK (Cost $733,962)		526,569

TOTAL EQUITIES (Cost $733,962)		526,569

	Principal Amount
BONDS & NOTES — 97.5%
BANK LOANS — 6.6%
Auto Parts & Equipment — 2.3%
Tempo Acquisition LLC, Bridge Term Loan 0.000% 8/16/17	$3,000,000	2,985,000

Entertainment — 0.4%
AMC Entertainment, Inc., 2017 Bridge Term Loan 0.250% 12/21/17	558,000	556,605

Foods — 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan 5.278% 2/18/21	448,383	368,046

Oil & Gas — 3.6%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	3,139,220	2,746,818
Chemours Co. (The), Term Loan B 6.000% 5/12/22	336,737	338,420
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.375% 9/30/20	387,384	333,150
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	863,087	614,949
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	674,554	635,349

		4,668,686

TOTAL BANK LOANS (Cost $8,646,587)		8,578,337

	Principal Amount	Value
CORPORATE DEBT — 90.9%
Aerospace & Defense — 0.9%
TransDigm, Inc. 6.375% 6/15/26	$1,219,000	$1,219,719

Agriculture — 1.3%
Pinnacle Operating Corp. (c) 9.000% 5/15/23	1,667,522	1,659,184

Airlines — 1.1%
American Airlines Group, Inc. (c) 5.500% 10/01/19	1,391,000	1,446,640

Apparel — 1.6%
Hanesbrands, Inc. (c) 4.625% 5/15/24	266,000	262,343
Hanesbrands, Inc. (c) 4.875% 5/15/26	1,026,000	1,008,045
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	730,730

		2,001,118

Auto Manufacturers — 2.4%
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	2,990,000	3,132,025

Auto Parts & Equipment — 3.5%
Allison Transmission, Inc. (c) 5.000% 10/01/24	294,000	296,940
Deck Chassis Acquisition, Inc. (c) 10.000% 6/15/23	2,013,000	2,153,910
International Automotive Components Group SA (c) 9.125% 6/01/18	2,100,000	2,084,250

		4,535,100

Chemicals — 4.3%
A Schulman, Inc. 6.875% 6/01/23	1,112,000	1,153,700
Alpha 3 BV/Alpha US Bidco, Inc. (c) 6.250% 2/01/25	329,000	333,113
The Chemours Co. 7.000% 5/15/25	409,000	440,288
Consolidated Energy Finance SA (c) 6.750% 10/15/19	1,935,000	1,949,512
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (c) 8.375% 12/01/22	1,225,000	1,261,750
Platform Specialty Products Corp. (c) 6.500% 2/01/22	423,000	438,863

		5,577,226

Coal — 1.5%
Peabody Securities Finance Corp. (c) 6.375% 3/31/25	153,000	152,235

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/01/20	$1,769,000	$1,786,690

		1,938,925

Commercial Services — 2.8%
Cardtronics, Inc./Cardtronics USA (c) 5.500% 5/01/25	578,000	584,502
Gartner, Inc. (c) 5.125% 4/01/25	191,000	194,581
Prime Security Services Borrower LLC/Prime Finance, Inc. (c) 9.250% 5/15/23	1,121,000	1,228,896
Ritchie Bros Auctioneers, Inc. (c) 5.375% 1/15/25	187,000	191,208
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	1,385,000	1,376,344

		3,575,531

Computers — 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c) 7.125% 6/15/24	569,000	629,018
Western Digital Corp. 10.500% 4/01/24	1,112,000	1,310,770

		1,939,788

Diversified Financial Services — 3.6%
Aircastle Ltd. 4.125% 5/01/24	857,000	858,071
Aircastle Ltd. 5.000% 4/01/23	113,000	118,933
Aircastle Ltd. 5.500% 2/15/22	113,000	121,193
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,460,625
LPL Holdings, Inc. (c) 5.750% 9/15/25	1,364,000	1,377,640
NFP Corp. (c) 9.000% 7/15/21	657,000	694,350

		4,630,812

Electric — 0.5%
NRG Energy, Inc. (c) 6.625% 1/15/27	702,000	700,245

Engineering & Construction — 0.9%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	1,090,000	1,122,700

Entertainment — 2.5%
AMC Entertainment Holdings, Inc. (c) 6.125% 5/15/27	513,000	517,489

	Principal Amount	Value
Eagle II Acquisition Co. LLC (c) 6.000% 4/01/25	$184,000	$189,520
Six Flags Entertainment Corp. (c) (d) 4.875% 7/31/24	1,501,000	1,485,990
WMG Acquisition Corp. (c) 5.000% 8/01/23	262,000	264,620
WMG Acquisition Corp. (c) 6.750% 4/15/22	700,000	735,875

		3,193,494

Foods — 2.2%
C&S Group Enterprises LLC (c) 5.375% 7/15/22	143,000	141,213
KeHE Distributors LLC/KeHE Finance Corp. (c) 7.625% 8/15/21	650,000	654,875
Post Holdings, Inc. (c) 5.500% 3/01/25	309,000	310,545
Post Holdings, Inc. (c) 5.750% 3/01/27	382,000	381,045
Post Holdings, Inc. (c) 7.750% 3/15/24	741,000	817,108
Post Holdings, Inc. (c) 8.000% 7/15/25	485,000	544,412

		2,849,198

Forest Products & Paper — 1.0%
Appvion, Inc. (c) 9.000% 6/01/20	2,157,000	1,267,238

Gas — 0.9%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,111,000	1,152,796

Health Care – Products — 2.4%
Alere, Inc. 6.500% 6/15/20	1,485,000	1,496,137
Halyard Health, Inc. 6.250% 10/15/22	1,300,000	1,339,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.500% 4/15/25	52,000	47,840
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.625% 10/15/23	224,000	213,360

		3,096,337

Health Care – Services — 2.3%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	239,000	243,182
CHS/Community Health Systems, Inc. 6.875% 2/01/22	492,000	423,120
HCA, Inc. 5.875% 2/15/26	1,138,000	1,200,590

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc. (c) 8.250% 5/01/23	$176,000	$187,792
Tenet Healthcare Corp. 8.000% 8/01/20	608,000	617,880
Tenet Healthcare Corp. 8.125% 4/01/22	340,000	354,875

		3,027,439

Home Builders — 2.6%
Brookfield Residential Properties, Inc. (c) 6.375% 5/15/25	491,000	505,116
Century Communities, Inc. (c) 6.875% 5/15/22	1,002,000	1,042,080
Lennar Corp. 4.750% 5/30/25	1,101,000	1,103,753
William Lyon Homes, Inc. 7.000% 8/15/22	684,000	714,780

		3,365,729

Insurance — 0.9%
York Risk Services Holding Corp. (c) 8.500% 10/01/22	1,212,000	1,133,220

Internet — 1.6%
Netflix, Inc. (c) 4.375% 11/15/26	727,000	714,277
Symantec Corp. (c) 5.000% 4/15/25	766,000	785,479
TIBCO Software, Inc. (c) 11.375% 12/01/21	551,000	610,233

		2,109,989

Iron & Steel — 0.9%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,192,000	1,174,120

Leisure Time — 3.2%
Brunswick Corp. 7.375% 9/01/23	285,000	334,105
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,641,355
Carlson Travel, Inc. (c) 6.750% 12/15/23	396,000	411,840
Carlson Travel, Inc. (c) 9.500% 12/15/24	662,000	693,445

		4,080,745

Machinery – Diversified — 1.0%
Gardner Denver, Inc. (c) 6.875% 8/15/21	1,220,000	1,259,650

Media — 7.7%
Altice Financing SA (c) 6.625% 2/15/23	600,000	624,600

	Principal Amount	Value
Altice Finco SA (c) 8.125% 1/15/24	$615,000	$658,050
Altice Luxembourg SA (c) 7.625% 2/15/25	1,000,000	1,056,875
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 4/01/24	1,500,000	1,582,500
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	894,000	900,705
DISH DBS Corp. 7.750% 7/01/26	987,000	1,147,387
Midcontinent Communications/Midcontinent Finance Corp. (c) 6.875% 8/15/23	864,000	919,080
SFR Group SA (c) 6.000% 5/15/22	476,000	493,255
SFR Group SA (c) 6.250% 5/15/24	260,000	261,625
SFR Group SA (c) 7.375% 5/01/26	600,000	618,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,457,000	1,491,239
Sirius XM Radio, Inc. (c) 5.375% 7/15/26	167,000	170,758

		9,924,074

Mining — 3.7%
First Quantum Minerals Ltd. (c) 7.250% 4/01/23	659,000	666,414
First Quantum Minerals Ltd. (c) 7.500% 4/01/25	652,000	656,890
Freeport-McMoRan, Inc. (c) 6.875% 2/15/23	750,000	774,375
Hecla Mining Co. 6.875% 5/01/21	1,271,000	1,299,597
Kinross Gold Corp. 5.950% 3/15/24	441,000	466,357
Kinross Gold Corp. 6.875% 9/01/41	476,000	481,950
Teck Resources Ltd. (c) 8.500% 6/01/24	342,000	394,583

		4,740,166

Miscellaneous – Manufacturing — 2.4%
Amsted Industries, Inc. (c) 5.375% 9/15/24	850,000	852,125
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	825,000	726,000
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,315,485

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LSB Industries, Inc. STEP 8.500% 8/01/19	$255,000	$247,350

		3,140,960

Oil & Gas — 8.0%
Chesapeake Energy Corp. (c) 8.000% 1/15/25	898,000	898,000
Citgo Holding, Inc. (c) 10.750% 2/15/20	1,677,000	1,802,775
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 2/15/25	1,081,000	1,005,330
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	356,000	335,601
Jupiter Resources, Inc. (c) 8.500% 10/01/22	2,310,000	1,888,425
Kosmos Energy Ltd. (c) 7.875% 8/01/21	1,823,000	1,836,672
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	47,000	47,118
Rowan Cos., Inc. 7.375% 6/15/25	244,000	245,220
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	1,200,000	1,224,000
Tullow Oil PLC (c) 6.250% 4/15/22	1,045,000	977,075

		10,260,216

Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (c) 6.000% 2/15/25	771,000	779,674
Coveris Holdings SA (c) 7.875% 11/01/19	2,641,000	2,601,385

		3,381,059

Pharmaceuticals — 2.2%
Endo Ltd./Endo Finance LLC/Endo Finco, Inc. STEP (c) 6.000% 2/01/25	681,000	580,552
Valeant Pharmaceuticals International, Inc. (c) 5.500% 3/01/23	452,000	348,040
Valeant Pharmaceuticals International, Inc. (c) 5.875% 5/15/23	193,000	149,816
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	1,643,000	1,265,110
Valeant Pharmaceuticals International, Inc. (c) 6.500% 3/15/22	171,000	175,916

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	$290,000	$297,613

		2,817,047

Pipelines — 1.1%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,176,855
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	278,370

		1,455,225

Private Equity — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	1,500,000	1,522,500

Real Estate Investment Trusts (REITS) — 0.6%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	800,835

Retail — 1.3%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	500,000	472,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	742,000	710,465
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. (c) 8.625% 6/15/20	449,000	429,918

		1,612,883

Software — 0.6%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c) 5.750% 3/01/25	545,000	558,625
RP Crown Parent LLC (c) 7.375% 10/15/24	191,000	199,118

		757,743

Telecommunications — 7.4%
CommScope Technologies LLC (c) 5.000% 3/15/27	267,000	266,586
Digicel Ltd. (c) 6.000% 4/15/21	1,025,000	931,469
GCI, Inc. 6.875% 4/15/25	1,550,000	1,623,625
GTT Escrow Corp. (c) 7.875% 12/31/24	644,000	668,150
Hughes Satellite Systems Corp. (c) 5.250% 8/01/26	805,000	802,988
Hughes Satellite Systems Corp. (c) 6.625% 8/01/26	272,000	278,120

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Corp. 7.250% 9/15/21	$745,000	$804,227
Sprint Corp. 7.875% 9/15/23	1,578,000	1,747,635
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	483,011
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	743,505
West Corp. (c) 5.375% 7/15/22	1,270,000	1,247,775

		9,597,091

Transportation — 4.7%
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	3,200,000	3,272,000
Topaz Marine SA (c) 8.625% 11/01/18	1,509,000	1,486,365
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	1,263,000	1,281,945

		6,040,310

TOTAL CORPORATE DEBT (Cost $115,497,318)		117,239,077

TOTAL BONDS & NOTES (Cost $124,143,905)		125,817,414

TOTAL LONG-TERM INVESTMENTS (Cost $124,877,867)		126,343,983

SHORT-TERM INVESTMENTS — 3.9%
Commercial Paper — 1.9%
FMC Corp. (c) 1.110% 4/03/17	2,400,000	2,399,780

Time Deposit — 2.0%
Euro Time Deposit 0.090% 4/03/17	2,519,098	2,519,098

TOTAL SHORT-TERM INVESTMENTS (Cost $4,918,950)		4,918,878

TOTAL INVESTMENTS — 101.8% (Cost $129,796,817) (e)		131,262,861

Other Assets/(Liabilities) — (1.8)%		(2,314,360)

NET ASSETS — 100.0%		$128,948,501

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2017, these securities amounted to a value of $526,569 or 0.41% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $79,344,599 or 61.53% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 131.7%

CORPORATE DEBT — 5.5%
Auto Manufacturers — 1.8%
Daimler Finance North America LLC 3 mo. USD LIBOR + .340%, FRN (a) 1.374% 8/01/17	$6,000,000	$6,005,610
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.082% 1/15/19	1,720,000	1,763,712

		7,769,322

Banks — 1.3%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.725% 6/04/17	1,875,000	1,876,671
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.931% 12/15/17	1,750,000	1,756,251
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 1.468% 4/24/17	935,000	935,239
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.608% 2/09/18	1,130,000	1,130,540

		5,698,701

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	1,100,000	1,127,183
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 2.928% 10/05/18	1,700,000	1,734,716

		2,861,899

Diversified Financial Services — 0.4%
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,726,313

Insurance — 0.9%
Marsh & McLennan Cos., Inc. 2.300% 4/01/17	3,800,000	3,800,000

Pharmaceuticals — 0.4%
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.200% 3/12/18	1,750,000	1,761,809

TOTAL CORPORATE DEBT (Cost $19,152,183)		23,618,044

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.938% 4/26/27	$199,237	$198,506

TOTAL MUNICIPAL OBLIGATIONS (Cost $199,237)		198,506

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.6%
Auto Floor Plan ABS — 0.5%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.340% 1/15/21	1,200,000	1,203,592
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.332% 9/27/21	780,000	780,698
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.478% 10/20/20	330,000	330,000

		2,314,290

Automobile ABS — 10.4%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	44,557	44,556
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	319,996	320,021
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	209,933	210,002
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	143,333	143,486
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	950,000	949,711
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	600,831
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	72,396	72,355
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	15,690	15,687

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	$279,892	$279,950
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	247,139	246,976
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	88,297	88,241
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 1.912% 6/15/28	1,960,000	1,969,634
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.784% 2/07/27	350,000	347,372
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	38,670	38,664
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	181,925	181,873
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	412,600	412,681
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	161,920	161,939
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	270,915	270,501
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	374,495	374,458
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	228,411	228,579
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	235,744	235,782
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	325,081	326,070
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	631,244
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	83,835	83,828
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	74,573	74,577
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	173,956	174,219

	Principal Amount	Value
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	$2,000,000	$1,995,013
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	354,958	355,270
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	743,137	743,566
Drive Auto Receivables Trust, Series 2016-AA, Class A3 (a) 2.110% 5/15/19	310,956	310,964
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	360,000	361,939
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	28,960	28,959
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	387,049	386,901
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	270,420	270,648
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	473,705	474,096
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	2,150,000	2,156,633
Enterprise Fleet Financing LLC, Series 2016-2, Class A1 (a) 0.850% 7/20/17	828,743	828,587
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	853,819	854,030
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	99,359	99,340
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	43,687	43,683
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	393,248	393,482
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	420,000	418,528
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	700,000	703,509
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	413,161	413,255

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	$708,028	$708,549
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	80,911	80,817
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	873,716	871,965
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	259,423	258,495
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	628,674	629,262
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	995,709	997,488
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	680,000	670,824
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	632,053	636,636
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,320,000	1,318,737
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	474,146	475,877
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	347,610	347,048
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 1.958% 4/10/30	1,470,000	1,476,596
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.612% 4/15/21	960,000	971,580
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	750,000	739,093
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.612% 7/15/20	412,064	412,247
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	53,567	53,514
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	3,250,000	3,247,712

	Principal Amount	Value
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	$500,000	$499,440
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	420,000	419,618
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	700,000	702,051
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.692% 7/15/19	852,928	853,963
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	2,844,301	2,852,033
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	433,207	434,364
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,200,000	1,208,714
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	661,893	661,419
Westlake Automobile Receivables Trust, Series 2016-3A, Class A1 (a) 0.950% 10/16/17	693,835	693,735
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	15,634	15,633
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	637,593	637,592
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.962% 1/15/19	1,564,338	1,565,322
Wheels SPV 2 LLC, Series 2016-1A, Class A1 (a) 0.850% 8/20/17	623,082	622,896

		44,384,860

Commercial MBS — 0.4%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.712% 3/15/29	1,185,000	1,186,463
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	20,708	20,691
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	424,025	424,222

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 5.939% 4/17/45	$25,067	$25,079
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	258,994	259,007

		1,915,462

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.717% 8/25/35	201,851	202,424

Other ABS — 13.4%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/41	793,650	771,535
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 6/15/41	2,164,082	2,108,760
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 12/15/41	504,313	491,213
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/42	833,624	796,515
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 0.968% 9/15/41	237,972	224,163
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	949,633	930,640
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.662% 12/15/42	902,706	877,942
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	135,733	135,953
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	125,341	125,386
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	22,390	22,362
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	483,000	482,612

	Principal Amount	Value
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	$1,310,615	$1,309,505
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	646,250	638,346
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,252,835	1,261,767
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	895,517	889,361
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	55,774	55,754
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	47,363	47,322
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.657% 5/25/35	496,655	497,591
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	1,893	1,904
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	340,009	342,922
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	83,564	83,384
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	960,400	965,641
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.877% 12/22/17	325,676	325,866
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	482,563	478,589
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	801,615	797,469
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	131,196	130,960
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	250,968	250,552

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	$1,017,170	$1,036,295
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	333,333	328,013
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.873% 7/15/23	443,438	446,246
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	325,556	320,606
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	463,077	464,697
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	58,975	58,902
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	390,417	388,074
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	104,933	104,933
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	840,000	839,353
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	199,296	195,238
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.173% 7/15/25	1,500,000	1,498,259
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.956% 10/20/29	1,160,000	1,159,992
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	263,581	263,213
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	770,000	774,019
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,740,000	1,741,259
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	857,258	855,608
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	713,176	708,534

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + ..945%, FRN 1.927% 4/25/35	$263,277	$263,856
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	51,563	51,513
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	566,404	569,471
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	389,011	388,727
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	500,000	499,140
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	3,800,000	3,759,625
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	3,142,635	3,120,815
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.349% 1/21/30	1,170,000	1,169,947
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	78,831	78,863
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	626,409	617,221
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	189,415	189,024
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	500,000	495,002
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.512% 10/15/19	1,100,000	1,098,252
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.232% 2/25/37	161,219	160,547
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	396,795	395,797
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	336,812	336,087
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	413,529	411,686

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	$89,572	$89,782
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	113,264	112,967
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	171,665	168,666
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	778,348	779,164
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	3,793,145	3,788,411
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,156,195	1,155,278
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,538,391	1,539,901
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	1,500,000	1,493,288
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,390,654	1,399,182
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,830,000	1,840,468
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	420,000	420,644
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	752,583	745,019
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	845,750	849,456
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	351,277	347,109
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 7/15/41	399,382	394,821
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	380,364	377,527
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	295,009	291,673

	Principal Amount	Value
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	$378,880	$378,003
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	647,621	644,321
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.250% 12/20/30	880,000	878,900

		57,527,408

Student Loans ABS — 10.7%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 12/26/44	2,584,034	2,587,905
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 1.162% 8/25/23	129,297	129,207
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.230% 11/22/24	245,088	244,533
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.298% 4/25/29	94,056	93,847
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	181,600	174,944
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 0.446% 6/25/26	450,000	430,087
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.251% 3/15/26	885,721	883,711
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.512% 1/15/37	678,155	592,736
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + .210%, FRN 1.361% 9/28/26	55,758	55,729
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	184,741	183,705
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.480% 10/25/44	1,911,683	1,917,418

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	$307,830	$304,151
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.682% 1/25/40	1,100,649	1,095,206
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	818,747	816,254
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.982% 4/25/40	340,527	339,595
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.832% 10/27/36	1,415,761	1,415,760
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.032% 2/26/35	1,002,379	1,005,947
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.093% 12/27/66	2,100,000	2,099,750
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.332% 7/26/66	1,471,663	1,470,707
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 10/25/56	693,495	689,502
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 12/25/58	1,000,000	934,400
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.752% 8/25/48	520,262	515,746
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.534% 12/01/31	513,941	510,924
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	100,285	100,204
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.372% 5/25/29	637,958	618,377

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.463% 9/27/35	$1,133,425	$1,122,723
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	119,432	118,876
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.412% 12/15/21	156,428	156,393
Navient Private Education Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.832% 6/25/65	750,000	753,416
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.112% 12/15/28	900,000	912,844
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.232% 6/25/65	3,034,924	3,079,885
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.282% 3/25/66	2,200,000	2,233,018
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.528% 12/26/40	1,148,114	1,148,113
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.158% 4/25/31	650,000	646,884
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.403% 6/25/41	485,446	416,610
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 4/25/46	125,647	126,426
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/41	375,000	330,329
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 Day ARS, FRN 2.096% 4/25/44	500,000	493,845

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.193% 7/15/36	$2,153,770	$2,153,768
SLM Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.512% 7/15/22	219,541	219,478
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 1/15/43	440,000	459,836
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.148% 1/26/43	600,000	562,063
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.178% 10/25/28	700,000	690,609
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.248% 10/25/40	518,966	452,722
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.258% 1/25/41	532,309	459,060
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.338% 7/25/25	400,000	394,006
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.348% 1/25/40	535,883	483,532
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.411% 9/15/22	243,924	243,838
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.508% 10/25/64	406,556	354,348
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.781% 12/15/38	599,487	539,652
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.238% 7/27/26	392,466	394,349

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 3.270% 3/15/28	$240,000	$240,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 Day ARS, FRN 4.250% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 Day ARS, FRN 4.250% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.260% 6/17/30	550,000	550,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .500%, FRN (a) 1.412% 9/15/21	55,209	55,207
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.612% 5/15/23	931,682	933,007
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.012% 9/15/34	380,000	385,022
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	1,280,787	1,275,433
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	1,606,771	1,603,056
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 1.971% 3/25/33	328,298	331,086
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.732% 8/25/36	965,196	993,309

		45,973,088

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 3/25/45	265,420	260,634

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $152,266,283)		152,578,166

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.9%
Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.250%, FRN 2.921% 3/01/37	$836,140	$882,828
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.000% 1/20/40	196,825	203,529

		1,086,357

Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 1.882% 10/25/27	243,693	244,084
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300%, FRN 2.282% 4/25/29	878,561	885,081
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	735,165	739,132
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 2.432% 1/25/29	836,512	844,759
Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/25/25	43,600	43,612

		2,756,668

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,469,926)		3,843,025

U.S. TREASURY OBLIGATIONS — 89.7%
U.S. Treasury Bonds & Notes — 89.7%
U.S. Treasury Inflation Index 0.125% 4/15/19	1,657,856	1,682,200
U.S. Treasury Inflation Index (b) 0.125% 4/15/20	19,854,337	20,150,385
U.S. Treasury Inflation Index (b) 0.125% 4/15/21	15,438,009	15,597,206
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	16,369,707	16,492,496
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	16,697,319	16,826,723

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	$16,272,274	$16,262,381
U.S. Treasury Inflation Index (b) 0.125% 7/15/24	16,074,014	15,924,028
U.S. Treasury Inflation Index (b) 0.125% 7/15/26	20,865,740	20,357,117
U.S. Treasury Inflation Index (b) 0.250% 1/15/25	16,124,508	15,987,353
U.S. Treasury Inflation Index (b) 0.375% 7/15/23	16,525,872	16,789,509
U.S. Treasury Inflation Index (b) 0.375% 7/15/25	16,125,323	16,166,539
U.S. Treasury Inflation Index 0.375% 1/15/27	9,045,990	9,006,712
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	14,731,394	15,279,917
U.S. Treasury Inflation Index (b) 0.625% 1/15/24	16,383,617	16,771,860
U.S. Treasury Inflation Index (b) 0.625% 1/15/26	14,816,245	15,084,982
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	5,702,314	5,301,373
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	7,526,873	7,235,364
U.S. Treasury Inflation Index (b) 0.750% 2/15/45	9,289,621	8,843,050
U.S. Treasury Inflation Index 0.875% 2/15/47	2,313,340	2,277,849
U.S. Treasury Inflation Index 1.000% 2/15/46	5,041,475	5,118,100
U.S. Treasury Inflation Index (b) (c) 1.125% 1/15/21	14,672,878	15,448,926
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	11,689,650	12,369,310
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,353,409	8,799,723
U.S. Treasury Inflation Index (b) 1.375% 2/15/44	8,558,141	9,435,393
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,374,170	7,207,561
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,959,113	7,392,360
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,195,976	9,298,630
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	3,706,956	4,675,569
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	4,445,847	5,635,547
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	10,954,865	12,634,805
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	6,537,449	7,726,617

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	$6,581,547	$8,046,382
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,735,700	3,841,998
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	4,503,420	5,986,009
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	6,616,557	9,149,520

		384,803,494

TOTAL U.S. TREASURY OBLIGATIONS (Cost $383,252,035)		384,803,494

TOTAL BONDS & NOTES (Cost $558,339,664)		565,041,235

	Notional Amount

PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC) Underlying swap terminates 1/13/52	2,580,000	263,745
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC) Underlying swap terminates 1/13/52	4,300,000	597,842

TOTAL PURCHASED OPTIONS (Cost $896,808)		861,587

TOTAL LONG-TERM INVESTMENTS (Cost $559,236,472)		565,902,822

	Principal Amount

SHORT-TERM INVESTMENTS — 45.3%
Commercial Paper — 45.3%
Abbey National Treasury Services PLC 1.080% 8/18/17	5,700,000	5,673,688
Agrium, Inc. 1.300% 4/13/17	6,500,000	6,497,305
Anheuser-Busch InBev Worldwide, Inc. (a) 1.500% 6/20/17	1,200,000	1,197,330
Anheuser-Busch InBev Worldwide, Inc. (a) 1.538% 10/05/17	5,500,000	5,464,700

	Principal Amount	Value
BAT International Finance (a) 1.290% 4/20/17	$6,500,000	$6,495,753
Becton, Dickinson & Co. (a) 1.425% 7/05/17	6,000,000	5,978,336
Bell Canada (a) 1.190% 5/16/17	6,500,000	6,490,307
CenterPoint Energy, Inc. (a) 1.090% 4/24/17	2,000,000	1,998,400
CenterPoint Energy, Inc. (a) 1.370% 6/22/17	3,100,000	3,090,458
CRH America Finance, Inc. (a) 1.270% 4/04/17	7,000,000	6,999,140
Dominion Resources, Inc. (a) 1.275% 4/18/17	500,000	499,708
E.I. du Point Nemours & Co. (a) 1.140% 5/16/17	6,500,000	6,489,892
Enbridge (US), Inc. (a) 1.300% 5/30/17	6,500,000	6,485,700
FMC Technologies, Inc. (a) 1.250% 4/18/17	6,500,000	6,496,204
Ford Motor Credit Co. 1.240% 5/08/17	6,500,000	6,491,623
Fortive Corp. (a) 1.240% 4/03/17	3,500,000	3,499,679
HP, Inc. (a) 1.209% 4/18/17	6,500,000	6,497,351
Hyundai Capital America (a) 1.299% 4/17/17	6,500,000	6,496,424
Marriott International, Inc. (a) 1.403% 5/24/17	6,500,000	6,487,345
Monsanto Co. (a) 1.687% 7/31/17	6,500,000	6,468,809
National Grid USA (a) 1.150% 4/12/17	6,500,000	6,497,523
Nissan Motor Acceptance Corp. (a) 1.245% 8/21/17	6,500,000	6,461,916
ONEOK Partners LP (a) 1.500% 4/05/17	6,500,000	6,498,997
Potash Corp. of Saskatchewan, Inc. (a) 1.400% 6/19/17	6,500,000	6,480,746
Rockwell Collins, Inc. (a) 1.080% 4/17/17	5,000,000	4,997,249
Schlumberger Holding Corp. (a) 1.350% 6/23/17	6,500,000	6,481,102
Sempra Energy Holdings (a) 1.481% 8/23/17	6,500,000	6,461,227
Spectra Energy Capital LLC (a) 1.300% 5/11/17	6,500,000	6,490,687
Suncor Energy, Inc. (a) 1.200% 5/08/17	6,500,000	6,491,403
Sysco Corp. (a) 1.130% 4/03/17	800,000	799,927
TELUS Corp. (a) 1.373% 6/19/17	6,500,000	6,480,746

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Thermo Fisher Scientific, Inc. (a) 1.400% 6/15/17	$6,000,000	$5,983,141
Thomson Reuters Corp. (a) 1.148% 4/24/17	5,000,000	4,996,243
Vodafone Group PLC (a) 1.535% 10/03/17	6,500,000	6,447,106
Westpac Banking Corp. (a) 1.140% 8/21/17	6,700,000	6,668,037

		194,034,202

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (d)	48,648	48,648

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	816	816

TOTAL SHORT-TERM INVESTMENTS (Cost $194,083,183)		194,083,666

TOTAL INVESTMENTS — 177.2% (Cost $753,319,655) (e)		759,986,488

Other Assets/(Liabilities) — (77.2)%		(331,159,085)

NET ASSETS — 100.0%		$428,827,403

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $310,838,795 or 72.49% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(d)	Maturity value of $48,648. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $50,298.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	95,000	$2,525,100

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,525,100

TOTAL EQUITIES (Cost $2,375,000)		2,525,100

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 37.2%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,205,000	1,279,733

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	350,000	444,281

Agriculture — 0.3%
Altria Group, Inc. 4.250% 8/09/42	515,000	502,082
Altria Group, Inc. 9.700% 11/10/18	112,000	125,579
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,050,000	1,014,827
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	979,894
Philip Morris International, Inc. 6.375% 5/16/38	160,000	203,261
Reynolds American, Inc. 5.850% 8/15/45	760,000	892,548

		3,718,191

Airlines — 0.8%
American Airlines Group, Inc. (a) 5.500% 10/01/19	2,961,000	3,079,440
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	225,875	227,004
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	562,225	565,036
Delta Air Lines, Inc. 2.875% 3/13/20	1,550,000	1,562,548
Delta Air Lines, Inc. 3.625% 3/15/22	1,940,000	1,980,363

	Principal Amount	Value
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	$1,888,633	$1,926,406
WestJet Airlines Ltd. (a) 3.500% 6/16/21	735,000	730,110

		10,070,907

Auto Manufacturers — 1.0%
Ford Motor Co. 5.291% 12/08/46	530,000	528,781
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,340,000	1,349,539
General Motors Financial Co., Inc. 3.100% 1/15/19	5,964,000	6,060,211
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,927,632
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,050,523
Hyundai Capital America (a) 2.875% 8/09/18	800,000	808,454

		11,725,140

Auto Parts & Equipment — 0.2%
Lear Corp. 4.750% 1/15/23	1,222,000	1,265,820
Lear Corp. 5.375% 3/15/24	535,000	564,534

		1,830,354

Banks — 5.3%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,832,994
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,035,195
Bancolombia SA 5.950% 6/03/21	1,280,000	1,403,200
Bank of America Corp. 4.183% 11/25/27	3,015,000	3,025,957
Bank of America Corp. 4.750% 4/21/45	1,540,000	1,547,461
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,279,714
Bank of America Corp. 5.750% 12/01/17	780,000	800,571
Bank of America Corp. 5.875% 2/07/42	470,000	565,246
Bank of America Corp. 7.750% 5/14/38	400,000	550,310
The Bank of Nova Scotia 4.500% 12/16/25	1,295,000	1,352,929
Barclays PLC 4.337% 1/10/28	1,720,000	1,716,606

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA (a) 3.800% 1/10/24	$1,415,000	$1,408,103
Credit Suisse Group AG (a) 4.282% 1/09/28	1,325,000	1,319,238
Discover Bank 2.000% 2/21/18	1,385,000	1,386,166
First Horizon National Corp. 3.500% 12/15/20	3,580,000	3,678,500
First Republic Bank 4.375% 8/01/46	4,360,000	4,195,009
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,579,639
The Goldman Sachs Group, Inc. 3.500% 11/16/26	1,585,000	1,549,523
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,029,873
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,068,636
The Goldman Sachs Group, Inc. 5.950% 1/15/27	2,660,000	3,035,456
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	404,446
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	156,267
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	425,709
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	1,695,000	1,704,438
HSBC Holdings PLC 3 mo. USD LIBOR + 1.546%, VRN 4.041% 3/13/28	1,320,000	1,334,285
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,277,954
JP Morgan Chase & Co. 3.625% 12/01/27	2,460,000	2,386,623
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,439,286
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,023,811
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,787,084
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,341,726
Morgan Stanley 4.875% 11/01/22	2,275,000	2,459,832
MUFG Union Bank NA 2.625% 9/26/18	500,000	505,212
Regions Bank 2.250% 9/14/18	2,870,000	2,878,843
Regions Bank 7.500% 5/15/18	765,000	809,974

	Principal Amount	Value
SVB Financial Group 3.500% 1/29/25	$2,960,000	$2,893,051
SVB Financial Group 5.375% 9/15/20	475,000	514,078
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,355,000	1,376,021
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,603,252

		64,682,218

Beverages — 0.5%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	167,348
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,375,000	4,728,167
Molson Coors Brewing Co. 4.200% 7/15/46	1,085,000	1,016,007

		5,911,522

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	475,000	508,468
Baxalta, Inc. 4.000% 6/23/25	1,775,000	1,808,551
Baxalta, Inc. 5.250% 6/23/45	885,000	966,583

		3,283,602

Building Materials — 0.7%
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	2,881,000	2,974,633
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	1,365,000	1,367,236
Owens Corning 9.000% 6/15/19	590,000	666,751
Standard Industries, Inc. (a) 5.000% 2/15/27	3,037,000	2,976,260

		7,984,880

Chemicals — 0.9%
Ashland, Inc. 6.875% 5/15/43	302,000	323,140
Celanese US Holdings LLC 4.625% 11/15/22	1,150,000	1,218,673
CF Industries, Inc. 6.875% 5/01/18	2,890,000	3,012,825
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP (a) 3.400% 12/01/26	1,745,000	1,746,752
The Dow Chemical Co. 8.550% 5/15/19	250,000	283,402
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	688,258

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Monsanto Co. 4.400% 7/15/44	$650,000	$631,757
RPM International, Inc. 3.750% 3/15/27	725,000	724,636
RPM International, Inc. 6.125% 10/15/19	550,000	600,018
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,446,455
The Valspar Corp. 7.250% 6/15/19	315,000	347,129

		11,023,045

Commercial Services — 0.3%
The ADT Corp. 6.250% 10/15/21	2,875,000	3,124,838
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	399,807
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	151,712

		3,676,357

Computers — 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	2,975,000	3,048,518
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	2,435,000	2,546,389
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 6.020% 6/15/26	487,000	530,918
Electronic Data Systems LLC 7.450% 10/15/29	300,000	361,032
Everett Spinco, Inc. (a) 2.875% 3/27/20	610,000	615,111
Everett Spinco, Inc. (a) 4.250% 4/15/24	920,000	935,481
Everett Spinco, Inc. (a) 4.750% 4/15/27	1,845,000	1,881,690
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,891,600

		15,810,739

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	4,735,000	4,963,487
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,043,635
Air Lease Corp. 3.000% 9/15/23	2,980,000	2,912,089
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,322,625

	Principal Amount	Value
Air Lease Corp. 3.375% 6/01/21	$2,470,000	$2,517,908
Air Lease Corp. STEP 5.625% 4/01/17	535,000	535,000
Ally Financial, Inc. 3.250% 11/05/18	3,060,000	3,081,053
Ally Financial, Inc. 3.600% 5/21/18	810,000	820,125
Ally Financial, Inc. 4.750% 9/10/18	1,690,000	1,736,475
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	1,947,889
Brookfield Finance LLC 4.000% 4/01/24	3,030,000	3,047,947
CIT Group, Inc. 3.875% 2/19/19	1,858,000	1,902,128
CIT Group, Inc. (a) 5.500% 2/15/19	1,065,000	1,119,581
Discover Financial Services 4.100% 2/09/27	1,750,000	1,750,590
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,400,000	2,413,910
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,544,582
Lazard Group LLC 3.625% 3/01/27	2,295,000	2,237,926
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,902,007
Legg Mason, Inc. 5.625% 1/15/44	1,015,000	1,035,789
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,150,000	1,168,463
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	1,760,000	1,771,359
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	1,330,000	1,349,058

		46,123,626

Electric — 1.8%
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,108,742
Entergy Arkansas, Inc. 3.500% 4/01/26	435,000	445,348
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,030,666
Florida Power & Light Co. 4.950% 6/01/35	630,000	718,126
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,160,000	4,206,800

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	$1,250,000	$1,353,075
Majapahit Holding BV (a) 7.750% 1/20/20	1,220,000	1,376,404
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,356,259
Nevada Power Co., Series N 6.650% 4/01/36	550,000	725,717
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	715,508
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	670,449
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,869,907
Progress Energy, Inc. 7.000% 10/30/31	485,000	638,739
Puget Energy, Inc. 3.650% 5/15/25	2,345,000	2,324,460
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,769,518
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	20,291	20,617
Tri-State Pass-Through Trust, Series 2003, Class B (a) 7.144% 7/31/33	480,000	536,784
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	822,720
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	388,125

		22,077,964

Electronics — 0.6%
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,693,344
Avnet, Inc. 3.750% 12/01/21	405,000	409,594
FLIR Systems, Inc. 3.125% 6/15/21	1,235,000	1,241,837
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,288,000	1,267,353
Tech Data Corp. 3.700% 2/15/22	855,000	857,964
Tech Data Corp. 3.750% 9/21/17	885,000	893,213
Tyco Electronics Group SA 7.125% 10/01/37	335,000	438,759

		6,802,064

Engineering & Construction — 0.2%
SBA Tower Trust (a) 3.156% 10/15/20	1,200,000	1,206,120

	Principal Amount	Value
SBA Tower Trust (a) 2.877% 7/15/21	$1,200,000	$1,192,932

		2,399,052

Environmental Controls — 0.2%
Clean Harbors, Inc. 5.250% 8/01/20	2,584,000	2,629,944

Foods — 0.4%
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,234,293
Kraft Foods, Inc. 6.500% 2/09/40	260,000	321,406
Kraft Heinz Foods Co. 3.000% 6/01/26	3,275,000	3,077,658
Tyson Foods, Inc. 4.875% 8/15/34	660,000	675,041

		5,308,398

Forest Products & Paper — 0.3%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	4,195,000	4,203,810

Gas — 0.2%
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,105,369
Spire, Inc. 4.700% 8/15/44	1,840,000	1,840,900

		2,946,269

Hand & Machine Tools — 0.2%
Kennametal, Inc. 2.650% 11/01/19	800,000	800,042
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,600,000	1,616,670

		2,416,712

Health Care – Products — 0.3%
Abbott Laboratories 2.900% 11/30/21	1,320,000	1,325,775
Abbott Laboratories 3.750% 11/30/26	810,000	808,981
Abbott Laboratories 4.900% 11/30/46	755,000	782,082
Becton Dickinson & Co. 4.685% 12/15/44	825,000	861,178

		3,778,016

Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	1,660,000	1,697,325
Humana, Inc. 4.800% 3/15/47	830,000	867,675
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	340,295

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc. 6.875% 2/15/38	$580,000	$788,354

		3,693,649

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,487,462
Lennar Corp. 6.950% 6/01/18	45,000	47,138

		3,534,600

Housewares — 0.2%
Newell Brands, Inc. 3.850% 4/01/23	2,070,000	2,139,498

Insurance — 3.1%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,260,000	2,425,206
Arch Capital Finance LLC 4.011% 12/15/26	1,025,000	1,051,023
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,113,003
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	594,895
Brown & Brown, Inc. 4.200% 9/15/24	1,781,000	1,825,969
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	374,000	361,845
CNA Financial Corp. 7.350% 11/15/19	670,000	755,695
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,654,065
CNO Financial Group, Inc. 5.250% 5/30/25	2,321,000	2,380,487
Enstar Group Ltd. 4.500% 3/10/22	920,000	931,577
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,397,995
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,410,800
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	787,000	808,052
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,680,000	1,800,120
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	656,241
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,260,000	2,279,192
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,593,233

	Principal Amount	Value
Reinsurance Group of America, Inc. 5.000% 6/01/21	$1,220,000	$1,327,545
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,440,208
Trinity Acquisition PLC 3.500% 9/15/21	1,540,000	1,565,627
Trinity Acquisition PLC 4.400% 3/15/26	445,000	456,134
Unum Group 3.000% 5/15/21	985,000	986,116
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,140,596
Willis North America, Inc. 7.000% 9/29/19	566,000	627,157
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,856,957
XLIT Ltd. 5.750% 10/01/21	1,260,000	1,399,422
XLIT Ltd. 6.375% 11/15/24	2,590,000	3,022,255

		37,861,415

Internet — 0.4%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,714,718
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,730,637

		4,445,355

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,314,919
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,471,386

		5,786,305

Iron & Steel — 0.4%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,251,600
ArcelorMittal STEP 6.000% 8/05/20	1,200,000	1,293,000
Vale Overseas Ltd. 6.875% 11/21/36	630,000	677,313

		4,221,913

Lodging — 0.0%
Marriott International, Inc. 6.750% 5/15/18	220,000	231,738

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,543,387
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	662,369

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNH Industrial Capital LLC 3.875% 10/15/21	$3,280,000	$3,281,673

		5,487,429

Media — 0.6%
21st Century Fox America, Co. 6.900% 8/15/39	420,000	536,178
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,560,000	1,604,675
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,285,000	1,479,467
Comcast Corp. 3.400% 7/15/46	645,000	551,883
Comcast Corp. 6.950% 8/15/37	515,000	690,921
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,137,772
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	83,615
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	363,290
Time Warner, Inc. 4.700% 1/15/21	650,000	696,837
Time Warner, Inc. 6.250% 3/29/41	210,000	241,155

		7,385,793

Mining — 0.1%
Glencore Canada Corp. 5.500% 6/15/17	900,000	906,579
Glencore Funding LLC (a) 4.625% 4/29/24	340,000	353,104

		1,259,683

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 4.125% 10/09/42	1,430,000	1,456,598
General Electric Corp. 6.875% 1/10/39	298,000	423,165
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	331,111
Textron, Inc. 3.650% 3/15/27	700,000	695,172

		2,906,046

Office & Business Equipment — 0.3%
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	169,108
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	256,931

	Principal Amount	Value
Pitney Bowes, Inc. 3.375% 10/01/21	$3,005,000	$2,953,140

		3,379,179

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	111,401

Oil & Gas — 1.4%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,050,000	1,165,271
ConocoPhillips Co. 2.400% 12/15/22	910,000	888,858
Encana Corp. 3.900% 11/15/21	1,350,000	1,379,198
Encana Corp. 6.500% 5/15/19	805,000	869,483
Encana Corp. 6.500% 2/01/38	545,000	608,566
Marathon Petroleum Corp. 6.500% 3/01/41	1,120,000	1,239,601
Nabors Industries, Inc. (a) 5.500% 1/15/23	1,415,000	1,444,184
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	1,175,000	1,177,938
Petroleos Mexicanos 3.125% 1/23/19	325,000	326,300
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,259,615
Petroleos Mexicanos 6.375% 1/23/45	595,000	580,256
Petroleos Mexicanos (a) 6.500% 3/13/27	585,000	629,314
Petroleos Mexicanos 6.625% 6/15/35	140,000	144,214
Phillips 66 5.875% 5/01/42	535,000	612,304
Pioneer Natural Resources Co. 4.450% 1/15/26	2,000,000	2,105,024
Pioneer Natural Resources Co. 7.500% 1/15/20	350,000	396,158
QEP Resources, Inc. 6.875% 3/01/21	672,000	714,000
Tesoro Corp. (a) 5.125% 12/15/26	1,830,000	1,919,670

		17,459,954

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 2.600% 12/01/22	1,338,000	1,280,573
National Oilwell Varco, Inc. 3.950% 12/01/42	1,126,000	906,301

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. 6.000% 3/15/18	$525,000	$532,875

		2,719,749

Packaging & Containers — 0.8%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,105,000	3,075,558
Brambles USA, Inc. (a) 4.125% 10/23/25	772,000	791,071
Brambles USA, Inc. (a) 5.350% 4/01/20	490,000	526,230
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	3,017,000	3,084,882
Graphic Packaging International, Inc. 4.750% 4/15/21	590,000	615,075
Graphic Packaging International, Inc. 4.875% 11/15/22	400,000	419,000
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,242,564

		9,754,380

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.700% 5/14/45	1,860,000	1,855,071
Actavis Funding SCS 3.000% 3/12/20	2,005,000	2,039,221
Actavis Funding SCS 4.750% 3/15/45	1,270,000	1,275,437
Express Scripts Holding Co. 4.500% 2/25/26	1,180,000	1,210,392
Johnson & Johnson 5.850% 7/15/38	175,000	228,608
McKesson Corp. 2.284% 3/15/19	600,000	604,323
McKesson Corp. 4.883% 3/15/44	625,000	645,195
McKesson Corp. 6.000% 3/01/41	550,000	638,835
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	225,708
Mylan NV 3.150% 6/15/21	1,750,000	1,756,435
Mylan NV 3.950% 6/15/26	950,000	929,883
Pfizer, Inc. 7.200% 3/15/39	395,000	564,668
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,085,000	1,052,800
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	460,000	396,242

	Principal Amount	Value
Wyeth 6.000% 2/15/36	$360,000	$447,376

		13,870,194

Pipelines — 1.8%
Energy Transfer Partners LP 4.200% 4/15/27	1,085,000	1,071,965
EnLink Midstream Partners LP 4.850% 7/15/26	465,000	479,825
Enterprise Products Operating LLC 5.700% 2/15/42	336,000	375,312
Enterprise Products Operating LLC 5.950% 2/01/41	455,000	520,140
Enterprise Products Operating LLC 6.125% 10/15/39	249,000	289,298
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	408,535
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	163,047
Kinder Morgan Energy Partners LP 6.550% 9/15/40	500,000	550,604
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	203,049
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,784,348
Kinder Morgan, Inc. 4.300% 6/01/25	1,775,000	1,813,354
Magellan Midstream Partners LP 5.150% 10/15/43	1,115,000	1,169,626
MPLX LP 4.125% 3/01/27	685,000	682,031
MPLX LP 4.875% 12/01/24	3,295,000	3,466,132
MPLX LP 4.875% 6/01/25	2,418,000	2,532,807
MPLX LP 5.200% 3/01/47	245,000	246,535
MPLX LP 5.500% 2/15/23	912,000	940,272
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,360,000	1,386,861
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	1,585,000	1,565,684
Southern Natural Gas Co. LLC STEP (a) 5.900% 4/01/17	310,000	310,000
Western Gas Partners LP 4.000% 7/01/22	1,189,000	1,221,026

		22,180,451

Real Estate — 0.0%
ProLogis LP 2.750% 2/15/19	530,000	537,189

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp. 3.450% 9/15/21	$2,690,000	$2,738,520
American Tower Corp. 4.400% 2/15/26	860,000	889,649
American Tower Corp. 4.500% 1/15/18	1,375,000	1,404,340
Boston Properties LP 3.700% 11/15/18	475,000	486,828
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	821,862
Crown Castle International Corp. 4.000% 3/01/27	790,000	794,948
DDR Corp. 4.750% 4/15/18	1,000,000	1,022,662
DDR Corp. 7.500% 4/01/17	1,000,000	1,000,000
Duke Realty LP 3.250% 6/30/26	770,000	746,407
Federal Realty Investment Trust 5.900% 4/01/20	330,000	362,021
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,216,521
Highwoods Realty LP 7.500% 4/15/18	195,000	205,926
Host Hotels & Resorts LP 3.750% 10/15/23	215,000	216,671
Host Hotels & Resorts LP 3.875% 4/01/24	1,675,000	1,687,720
Tanger Properties LP 3.125% 9/01/26	2,069,000	1,924,540
Weingarten Realty Investors 3.250% 8/15/26	535,000	509,882

		16,028,497

Retail — 1.3%
AutoNation, Inc. 4.500% 10/01/25	700,000	723,308
Bed Bath & Beyond, Inc. 5.165% 8/01/44	600,000	536,378
CVS Health Corp. 6.125% 9/15/39	560,000	684,840
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,212,616	1,385,036
CVS Pass-Through Trust (a) 7.507% 1/10/32	8,284	10,184
Dollar Tree, Inc. 5.750% 3/01/23	2,945,000	3,136,425
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,561,050
The Home Depot, Inc. 5.950% 4/01/41	600,000	767,646

	Principal Amount	Value
QVC, Inc. 3.125% 4/01/19	$960,000	$974,837
QVC, Inc. 4.450% 2/15/25	1,380,000	1,340,176
QVC, Inc. 5.125% 7/02/22	545,000	572,100
Tiffany & Co. 4.900% 10/01/44	990,000	929,425
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	948,992
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	690,350
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	685,000	694,154

		15,954,901

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.875% 1/15/27	1,610,000	1,618,488
Lam Research Corp. 2.750% 3/15/20	1,290,000	1,304,988

		2,923,476

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.400% 6/27/26	1,050,000	1,023,547
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	685,813
CA, Inc. 3.600% 8/15/22	830,000	842,203
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,178,348
Oracle Corp. 4.000% 7/15/46	1,820,000	1,736,315

		6,466,226

Telecommunications — 1.1%
AT&T, Inc. 3.800% 3/01/24	1,680,000	1,705,822
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,656,230
AT&T, Inc. 5.250% 3/01/37	2,090,000	2,130,659
AT&T, Inc. 6.550% 2/15/39	455,000	536,779
CenturyLink, Inc. 6.150% 9/15/19	560,000	596,400
Cisco Systems, Inc. 5.500% 1/15/40	345,000	420,951
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,725,908
Embarq Corp. 7.995% 6/01/36	145,000	144,275

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hughes Satellite Systems Corp. 6.500% 6/15/19	$1,125,000	$1,217,700
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	240,000	240,350
Verizon Communications, Inc. 4.862% 8/21/46	918,000	882,564
Verizon Communications, Inc. 5.012% 8/21/54	1,083,000	1,027,418
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,327,645

		13,612,701

Transportation — 0.4%
Asciano Finance Ltd. (a) 4.625% 9/23/20	610,000	634,130
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,150,000	1,177,421
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,147,125
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	919,685
Union Pacific Corp. 5.375% 6/01/33	520,000	597,810

		4,476,171

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	5,210,000	5,262,241
GATX Corp. 2.375% 7/30/18	865,000	871,031

		6,133,272

TOTAL CORPORATE DEBT (Cost $445,316,637)		454,687,989

MUNICIPAL OBLIGATIONS — 0.8%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,253,952
New York City Water & Sewer System Finance Authority 5.882% 6/15/44	105,000	136,767
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,831,950
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 2.290% 12/01/31	1,499,829	1,440,803
State of California BAB 7.550% 4/01/39	120,000	175,991
State of California BAB 7.600% 11/01/40	1,115,000	1,662,019

		9,501,482

TOTAL MUNICIPAL OBLIGATIONS (Cost $9,166,389)		9,501,482

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.478% 10/20/20	$1,500,000	$1,499,998

Automobile ABS — 1.1%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	404,704	405,137
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	339,605	339,389
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	203,549	203,589
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	650,197	649,203
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	1,070,000	1,075,764
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	2,990,000	2,957,441
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,250,000	2,217,280
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.612% 7/15/20	1,169,731	1,170,248
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,928,356
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	950,000	949,136

		13,895,543

Commercial MBS — 2.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.894% 2/10/51	482,779	488,335
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.231% 2/10/51	1,431,537	1,454,667
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.274% 2/10/51	1,310,000	1,338,404

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	$1,628,463	$1,631,317
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,187,003	1,202,843
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,395,000	1,409,876
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.895% 6/11/50	2,870,000	2,924,060
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,071,953
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,432,332
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	1,410,000	1,508,220
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.255% 5/10/48	1,000,000	906,717
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,335,000	1,349,133
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.808% 12/10/49	666,051	670,718
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,042,382
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	1,314,478	1,315,088
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	532,603
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	757,980	759,578

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	$1,894,289	$1,914,638
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.301% 1/11/43	658,828	671,647
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	1,325,000	1,414,898
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	144,558	144,458
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	2,174,288	2,151,561
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,215,671	1,226,485
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	1,525,000	1,531,585
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.057% 6/15/45	2,667,000	2,698,132
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	126,399	129,209

		32,920,839

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.642% 11/25/35	287,261	286,789
Aegis Asset-Backed Securities Trust, Series 2005-2, Class M1, 1 mo. USD LIBOR + .420%, FRN 1.402% 6/25/35	29,649	29,654
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. USD LIBOR + .500%, FRN 1.483% 6/28/44	373,403	373,661
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.702% 3/25/35	1,056,914	1,056,856

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.551% 10/25/28	$12	$13
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	506,729	505,821
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + ..430%, FRN 1.412% 11/25/35	228,980	229,296

		2,482,090

Other ABS — 15.6%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/42	648,375	619,511
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,305,678	1,213,972
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.707% 1/25/35	551,438	549,821
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.570% 7/20/26	2,250,000	2,250,792
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.503% 10/15/28	2,620,000	2,639,467
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.513% 10/15/28	1,240,000	1,244,874
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	472,454	463,005
Alterna Funding II LLC, Series 2015-1A, Class A (a) 2.500% 2/15/24	946,889	944,522
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.203% 10/20/28	770,000	772,096
Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	505,000	494,666
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,876,250	1,885,637

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.662% 12/15/42	$1,171,551	$1,139,411
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	400,885	401,534
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.424% 1/18/25	1,250,000	1,250,066
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.483% 7/17/26	2,200,000	2,200,077
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.484% 8/05/27	3,825,000	3,837,668
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	72,912	72,820
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 7/15/26	2,180,000	2,180,041
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,840,833	1,818,318
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.241% 1/22/25	930,000	929,995
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.439% 10/29/25	650,000	650,182
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.454% 7/18/27	2,595,000	2,600,289
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,050,093	2,064,710
CAN Capital Funding LLC, Series 2014-1A, Class A (Acquired 10/15/14, Cost $1,499,981) (a) (b) 3.117% 4/15/20	495,322	492,161
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	900,000	880,137

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital Automotive REIT, Series 2017-1A, Class A2 ( (a) (c) 4.180% 4/15/47	$1,000,000	$999,860
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,154,602	1,156,584
Carlyle Global Market Strategies, Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.300%, FRN (a) 2.336% 2/14/25	750,000	750,652
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.182% 11/25/45	134,188	134,248
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,164,011	1,152,800
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	991,693	1,000,188
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	180,089	179,700
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 2/25/35	541,680	491,210
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	444,444	434,086
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,582,300	2,596,391
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	379,004	378,971
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	903,796	902,166
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	990,661	985,892
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	5,126,328	5,078,160
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	2,863,750	2,863,697
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,061,250	2,898,196

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$833,333	$820,033
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	432,623	428,288
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	93,333	93,943
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 2.374% 4/18/26	3,190,000	3,190,134
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.810% 4/25/28	2,205,310	2,181,432
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	525,527	505,394
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,372,079	1,376,880
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	596,904	600,576
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,011,807	2,023,469
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	208,256	207,996
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	88,882	88,665
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/27	2,875,000	2,875,825
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	366,667	354,296
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,069,250	1,053,235
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	146,906	146,906
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.188% 4/25/25	3,600,000	3,597,538

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	$3,052,290	$3,061,303
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.627% 4/25/35	159,970	160,765
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	784,308	785,779
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	1,929,464	1,905,346
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	2,047,248	2,016,607
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	791,385	785,593
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.152% 8/25/36	40,677	40,710
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.474% 1/18/26	1,850,000	1,850,272
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,790,625	2,782,555
LCM LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.523% 7/15/26	2,850,000	2,865,775
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.173% 7/15/25	1,100,000	1,098,723
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.506% 10/20/29	3,030,000	3,054,213
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.777% 2/25/35	418,844	417,344
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	856,639	855,443
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.253% 11/15/28	760,000	761,699

	Principal Amount	Value
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	$1,738,165	$1,734,820
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	271,795	269,588
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,163,760	1,156,185
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + ..750%, FRN 1.732% 7/25/35	109,499	111,558
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	732,049	735,307
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	964,613	955,218
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	175,313	175,143
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.223% 1/15/25	1,575,000	1,574,994
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,600,000	10,414,500
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	3,000,000	2,983,944
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.150% 4/20/25	2,100,000	2,100,349
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	870,000	864,915
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	313,327	307,884
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	1,790,999	1,764,730
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	1,499,845	1,478,039
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,400,000	1,386,005

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	$591,923	$590,701
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + ..260%, FRN 1.242% 9/25/35	119,156	119,382
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 1.000% 2/20/30	700,000	701,809
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.382% 10/25/35	287,683	287,942
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	977,971	975,868
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	313,500	314,239
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	2,222,616	2,224,947
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	10,656,931	10,643,631
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	3,377,308	3,374,627
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	4,319,621	4,323,859
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	4,000,000	3,982,102
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.432% 6/25/36	555,000	554,803
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	987,987
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,625,327	1,635,294
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,490,000	4,459,131

	Principal Amount	Value
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	$1,200,000	$1,201,841
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	284,074	283,739
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	2,035,864	2,036,271
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 10/17/26	2,900,000	2,901,337
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,487,500	2,498,401
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	2,710,000	2,742,875
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	2,150,000	2,166,452
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	439,833	429,294
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.530% 4/20/27	1,750,000	1,750,115
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	285,273	283,145
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	2,465,357	2,432,564
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,915,375	3,932,347
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	1,802,550	1,827,035
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,167,000	2,110,083
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	1,206,319	1,203,528
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,760,000	1,757,800

		190,331,638

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 9.2%
Access Group, Inc., Series 2004-A, Class A3, 28 Day ARS, FRN 1.699% 7/01/39	$2,950,000	$2,891,326
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	599,279	577,315
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 Day ARS, FRN 2.224% 1/25/47	900,000	688,073
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160%, FRN 1.311% 3/28/35	1,500,000	1,423,967
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.480% 10/25/44	5,543,881	5,560,512
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.882% 10/27/31	314,257	320,119
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	2,068,413	2,062,116
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.982% 4/25/40	983,745	981,053
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,099,166	1,107,959
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	2,376,223	2,329,746
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 2.832% 10/27/36	4,156,742	4,156,737
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,649,893	1,649,370
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.093% 12/27/66	3,400,000	3,399,595
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.332% 7/26/66	4,315,062	4,312,259

	Principal Amount	Value
Education Services of America, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/48	$1,200,000	$1,025,991
Education Services of America, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 10/25/56	1,100,000	951,715
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%, FRN 4.738% 4/25/46	625,000	679,479
Higher Education Funding I, Series 2004-1, Class B2, 28 Day ARS, FRN (a) 2.110% 1/01/44	450,000	365,298
Higher Education Funding I, Series 2004-1, Class B1, 28 Day ARS, FRN (a) 2.137% 1/01/44	450,000	392,143
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.463% 9/27/35	902,114	893,596
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	217,150	216,139
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 1.000% 6/25/65	3,256,522	3,304,766
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 2/25/70	3,113,583	3,062,032
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.732% 2/25/39	3,000,000	2,882,578
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 1.920% 7/26/66	6,000,000	5,999,277
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.282% 3/25/66	13,750,000	13,956,363
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 10/25/58	940,000	794,292

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/65	$2,370,000	$2,433,005
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,658,400	1,650,922
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.158% 4/25/31	1,220,000	1,214,152
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.256% 3/23/37	1,232,715	1,203,434
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.403% 6/25/41	902,431	774,467
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.612% 1/25/37	2,298,543	2,290,813
Nelnet Student Loan Trust, Series 2005-4, Class A4A, 7 Day ARS, FRN 1.776% 3/22/32	325,000	297,872
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 1.838% 7/25/36	1,600,000	1,578,291
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 1.932% 11/25/65	3,779,265	3,786,352
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.323% 7/15/36	378,000	370,330
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.188% 1/25/28	2,400,000	1,771,988
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.188% 4/25/40	1,096,618	914,497
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.788% 10/25/40	1,056,000	1,033,417

	Principal Amount	Value
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 6/25/43	$1,420,000	$1,283,500
SLM Student Loan Trust, Series 2002-7, Class A10, 28 Day ARS, FRN 3.250% 3/15/28	347,000	347,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 3.270% 3/15/28	818,000	818,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 Day ARS, FRN 3.284% 12/15/39	3,950,000	3,911,608
SLM Student Loan Trust, Series 2003-2, Class A7, 28 Day ARS, FRN 4.250% 9/15/28	650,000	650,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.260% 6/17/30	250,000	250,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,575,000	1,555,014
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,000,000	2,999,625
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.182% 6/25/33	2,291,318	2,316,141
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B (a) 2.340% 4/25/33	1,300,000	1,282,080
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	570,000	562,882
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,610,000	1,605,391
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.732% 8/25/36	1,135,961	1,169,048
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,300,000	2,286,859
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) 3.440% 3/26/40	1,220,000	1,196,922
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 1.784% 1/03/33	1,800,000	1,780,362

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.284% 8/01/35	$1,100,000	$1,017,522
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 1.848% 10/01/46	1,700,000	1,694,363

		112,029,673

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.302% 8/25/34	55,730	55,365
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	18,646	18,628
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	7,516	7,397
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	11,421	11,579
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	54,811	50,443
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) 3.500% 1/25/47	3,590,239	3,582,112
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	3,575	3,679
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	7,323	7,083
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	234	248
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	36,339	37,421
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	84,056	84,180

		3,858,135

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	$23,528	$23,383

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $358,107,137)		357,041,299

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,480,000	2,827,200
Colombia Government International Bond 7.375% 3/18/19	725,000	798,950
Mexico Government International Bond 5.125% 1/15/20	850,000	918,850
Mexico Government International Bond 6.750% 9/27/34	685,000	855,784
Mexico Government International Bond 4.750% 3/08/44	3,697,000	3,595,333
Peruvian Government International Bond 6.550% 3/14/37	405,000	522,956
Poland Government International Bond 6.375% 7/15/19	690,000	756,930

		10,276,003

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,945,171)		10,276,003

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.2%
Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	3,287,898	3,343,828
Series 4290, Class CA 3.500% 12/15/38	2,118,562	2,172,951
Series 2617, Class Z 5.500% 5/15/33	1,691,227	1,886,587
Series 2693, Class Z 5.500% 10/15/33	3,018,030	3,303,271
Series 3423, Class PB 5.500% 3/15/38	668,822	737,344
Series 2178, Class PB 7.000% 8/15/29	68,182	76,165

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	$1,450,799	$1,508,784
Series 2014-48, Class AB 4.000% 10/25/40	2,986,888	3,103,315
Series 2007-32, Class Z 5.500% 4/25/37	969,337	1,062,325
Series 2010-60, Class HJ 5.500% 5/25/40	645,316	698,582
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	831,352	904,147
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	62,458	68,646

		18,865,945

Pass-Through Securities — 21.7%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	57,688	60,115
Pool #J13972 3.500% 1/01/26	71,531	74,674
Pool #C91344 3.500% 11/01/30	180,607	188,629
Pool #C91424 3.500% 1/01/32	122,212	127,640
Pool #Q37467 3.500% 11/01/45	6,286,046	6,456,211
Pool #Q37468 3.500% 11/01/45	4,702,950	4,833,935
Pool #Q41916 3.500% 7/01/46	2,147,767	2,210,942
Pool #Q42045 3.500% 7/01/46	915,997	942,941
Pool #Q44275 3.500% 11/01/46	1,673,890	1,723,649
Pool #Q44277 3.500% 11/01/46	496,211	510,264
Pool #Q46465 3.500% 3/01/47	7,428,841	7,603,245
Pool #C91239 4.500% 3/01/29	9,795	10,526
Pool #C91251 4.500% 6/01/29	62,268	66,916
Pool #C03537 4.500% 8/01/40	1,351,188	1,461,288
Pool #G06057 4.500% 10/01/40	1,259,726	1,359,224
Pool #G60485 4.500% 10/01/41	1,579,157	1,704,379

	Principal Amount	Value
Pool #G60469 4.500% 1/01/42	$1,041,518	$1,123,456
Pool #G60342 4.500% 5/01/42	5,174,163	5,580,415
Pool #G60172 4.500% 9/01/43	1,693,057	1,831,544
Pool #G05253 5.000% 2/01/39	307,659	337,079
Pool #C90939 5.500% 12/01/25	39,516	43,752
Pool #D97258 5.500% 4/01/27	59,089	65,423
Pool #C91026 5.500% 4/01/27	65,737	72,783
Pool #C91074 5.500% 8/01/27	6,540	7,241
Pool #D97417 5.500% 10/01/27	13,756	15,231
Pool #C91128 5.500% 12/01/27	3,402	3,772
Pool #C91148 5.500% 1/01/28	129,391	143,299
Pool #C91176 5.500% 5/01/28	46,625	51,623
Pool #C91217 5.500% 11/01/28	18,372	20,364
Pool #G11431 6.000% 2/01/18	180	180
Pool #C01079 7.500% 10/01/30	2,309	2,716
Pool #C01135 7.500% 2/01/31	6,575	7,721
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 4/01/43 (c)	10,950,000	11,461,571
Federal National Mortgage Association Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	179,790	188,750
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	152,497	160,319
Pool #775539 2.850% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	49,116	51,431
Pool #AO8180 3.000% 9/01/42	46,147	46,034
Pool #AB7397 3.000% 12/01/42	205,142	204,637
Pool #AB7401 3.000% 12/01/42	198,020	197,533

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AP8668 3.000% 12/01/42	$246,626	$246,019
Pool #AR1975 3.000% 12/01/42	54,977	54,841
Pool #AR0306 3.000% 1/01/43	16,863	16,822
Pool #AR5391 3.000% 1/01/43	137,840	137,501
Pool #AL3215 3.000% 2/01/43	186,489	186,030
Pool #AR4109 3.000% 2/01/43	174,451	174,022
Pool #AR4432 3.000% 3/01/43	69,573	69,401
Pool #AT0169 3.000% 3/01/43	306,127	305,374
Pool #AB8809 3.000% 3/01/43	102,907	102,654
Pool #MA1368 3.000% 3/01/43	339,920	339,084
Pool #AR2174 3.000% 4/01/43	344,665	343,817
Pool #AS1304 3.500% 12/01/28	2,165,786	2,261,808
Pool #AV1897 3.500% 12/01/28	354,421	370,135
Pool #AV2325 3.500% 12/01/28	1,185,361	1,237,915
Pool #AS6187 3.500% 11/01/45	14,432,484	14,825,432
Pool #AS6306 3.500% 12/01/45	5,041,973	5,182,400
Pool #AS6475 3.500% 1/01/46	4,425,787	4,549,744
Pool #AS6476 3.500% 1/01/46	4,612,672	4,739,701
Pool #AS6477 3.500% 1/01/46	5,283,313	5,425,508
Pool #BD6601 3.500% 12/01/46	1,577,074	1,614,345
Pool #BE4046 3.500% 12/01/46	4,957,002	5,074,150
Pool #BE5162 3.500% 2/01/47	5,091,711	5,212,838
Pool #AZ7917 4.000% 3/01/41	583,478	616,253
Pool #AL2441 4.000% 9/01/42	3,639,853	3,855,117
Pool #AL8422 4.000% 1/01/43	519,487	548,992
Pool #BC5984 4.000% 4/01/46	1,191,430	1,250,350

	Principal Amount	Value
Pool #BF0094 4.000% 5/01/56	$7,732,720	$8,094,588
Pool #AA3980 4.500% 4/01/28	85,315	92,856
Pool #AB1466 4.500% 9/01/40	641,683	692,090
Pool #AH6787 4.500% 3/01/41	1,215,585	1,314,493
Pool #AL7566 4.500% 10/01/42	1,276,385	1,377,049
Pool #AL6997 4.500% 11/01/42	2,584,961	2,795,291
Pool #AL6608 4.500% 6/01/44	1,077,879	1,166,930
Pool #AD6437 5.000% 6/01/40	719,004	788,404
Pool #AD6996 5.000% 7/01/40	4,889,392	5,358,277
Pool #AL8173 5.000% 2/01/44	1,972,439	2,162,209
Pool #AD0836 5.500% 11/01/28	119,122	132,211
Pool #575667 7.000% 3/01/31	13,107	15,419
Pool #497120 7.500% 8/01/29	123	146
Pool #529453 7.500% 1/01/30	2,844	3,379
Pool #531196 7.500% 2/01/30	363	430
Pool #532418 7.500% 2/01/30	4,428	5,261
Pool #530299 7.500% 3/01/30	407	470
Pool #536386 7.500% 4/01/30	502	595
Pool #535996 7.500% 6/01/31	9,063	10,699
Pool #523499 8.000% 11/01/29	293	347
Pool #252926 8.000% 12/01/29	258	307
Pool #532819 8.000% 3/01/30	143	171
Pool #534703 8.000% 5/01/30	2,982	3,558
Pool #253437 8.000% 9/01/30	199	238
Pool #253481 8.000% 10/01/30	120	144
Pool #190317 8.000% 8/01/31	4,424	5,279

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #596656 8.000% 8/01/31	$1,955	$2,109
Pool #602008 8.000% 8/01/31	6,121	7,295
Pool #597220 8.000% 9/01/31	3,420	4,092
Federal National Mortgage Association TBA
Pool #6237 3.000% 6/01/44 (c)	2,520,000	2,498,738
Pool #1058 3.500% 2/01/44 (c)	35,675,000	36,494,412
Pool #11192 4.000% 3/01/43 (c)	26,500,000	27,798,087
Pool #20567 4.500% 10/01/40 (c)	6,100,000	6,541,774
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,201,510	5,412,822
Pool #371146 7.000% 9/15/23	522	577
Pool #352022 7.000% 11/15/23	8,174	9,096
Pool #374440 7.000% 11/15/23	551	607
Pool #491089 7.000% 12/15/28	10,292	11,688
Pool #480539 7.000% 4/15/29	471	548
Pool #500928 7.000% 5/15/29	4,697	5,487
Pool #478658 7.000% 5/15/29	2,374	2,780
Pool #488634 7.000% 5/15/29	2,521	2,935
Pool #499410 7.000% 7/15/29	1,375	1,614
Pool #510083 7.000% 7/15/29	1,545	1,798
Pool #516706 7.000% 8/15/29	115	123
Pool #493723 7.000% 8/15/29	4,417	5,182
Pool #581417 7.000% 7/15/32	25,179	29,499
Pool #192796 7.500% 6/15/17	41	41
Pool #226163 7.500% 7/15/17	460	461

	Principal Amount	Value
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	$683,709	$706,994
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	646,214	665,322
Pool #008746 2.250% 11/20/25 1 year CMT + 1.500%, FRN	5,684	5,791
Pool #080136 2.250% 11/20/27 1 year CMT + 1.500%, FRN	1,100	1,123
Pool #784026 3.500% 12/20/44	1,827,876	1,894,636
Government National Mortgage Association II TBA Pool #2543 3.500% 9/01/44 (c)	33,300,000	34,469,403
Pool #1572 4.000% 1/01/44 (c)	13,750,000	14,498,194

		264,785,774

Whole Loans — 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M1 1 mo. USD LIBOR + 1.450%, FRN 2.432% 7/25/28	722,071	725,284
Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800%, FRN 1.782% 3/25/29	847,850	849,237
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%, FRN 2.332% 3/25/29	790,000	795,814
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300%, FRN 2.282% 4/25/29	2,430,685	2,448,724
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	4,573,300	4,597,976
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 2.432% 1/25/29	2,442,230	2,466,309

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/25/25	$68,381	$68,399

		11,951,743

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $296,872,804)		295,603,462

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds & Notes — 6.1%
U.S. Treasury Bond 2.500% 5/15/46	23,650,000	21,181,531
U.S. Treasury Bond (d) 3.500% 2/15/39	18,500,000	20,361,851
U.S. Treasury Inflation Index 0.125% 7/15/26	12,458,670	12,154,978
U.S. Treasury Note 1.125% 9/30/21	11,600,000	11,224,360
U.S. Treasury Note 2.000% 11/15/26	10,700,000	10,336,618

		75,259,338

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,420,384)		75,259,338

TOTAL BONDS & NOTES (Cost $1,196,828,522)		1,202,369,573

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	12,180,000	1,693,422
3-Month USD LIBOR 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	7,308,000	747,074

TOTAL PURCHASED OPTIONS (Cost $2,540,261)		2,440,496

TOTAL LONG-TERM INVESTMENTS (Cost $1,201,743,783)		1,207,335,169

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.9%
Commercial Paper — 12.9%
Anheuser-Busch InBev Worldwide, Inc. (a) 1.150% 4/12/17	$2,800,000	$2,799,207
Becton, Dickinson & Co. (a) 1.425% 7/05/17	12,000,000	11,956,672
Bell Canada (a) 1.190% 5/16/17	3,500,000	3,494,781
Bell Canada (a) 1.350% 6/28/17	8,500,000	8,473,565
CenterPoint Energy, Inc. (a) 1.090% 4/24/17	3,000,000	2,997,600
CRH America Finance, Inc. (a) 1.100% 4/03/17	2,000,000	1,999,816
CRH America Finance, Inc. (a) 1.160% 5/10/17	4,325,000	4,318,959
CRH America Finance, Inc. (a) 1.210% 5/15/17	3,000,000	2,995,256
CRH America Finance, Inc. (a) 1.270% 4/04/17	8,300,000	8,298,980
CRH America Finance, Inc. (a) 1.370% 5/30/17	2,000,000	1,995,600
Enbridge (US), Inc (a) 1.290% 6/01/17	5,900,000	5,886,577
FMC Corp. (a) 1.110% 4/03/17	11,400,000	11,398,953
FMC Technologies, Inc. (a) 1.300% 4/11/17	5,000,000	4,998,261
Ford Motor Credit Co. (a) 1.220% 5/09/17	13,000,000	12,982,762
HP, Inc. (a) 1.190% 4/17/17	7,640,000	7,637,067
Hyundai Capital America (a) 1.299% 4/17/17	10,000,000	9,994,499
Marriott International, Inc. (a) 1.403% 5/24/17	4,500,000	4,491,239
Monsanto Co. (a) 1.200% 4/20/17	3,000,000	2,998,040
Monsanto Co. (a) 1.350% 4/25/17	9,100,000	9,092,372
ONEOK Partners LP (a) 1.500% 4/05/17	4,000,000	3,999,383
ONEOK Partners LP (a) 1.500% 4/13/17	4,000,000	3,998,342
Schlumberger Holdings (a) 1.220% 4/12/17	3,500,000	3,498,716
Sempra Energy Holdings (a) 1.481% 8/23/17	3,500,000	3,479,122
Sysco Corp. (a) 1.130% 4/03/17	8,600,000	8,599,210
Telus Corp. (a) 1.374% 6/26/17	6,000,000	5,980,599

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telus Corp. (a) 1.380% 6/26/17	$5,000,000	$4,983,833
Thermo Fisher Scientific, Inc. (a) 1.400% 6/15/17	4,000,000	3,988,760

		157,338,171

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	88,296	88,296

TOTAL SHORT-TERM INVESTMENTS (Cost $157,425,080)		157,426,467

TOTAL INVESTMENTS — 111.6% (Cost $1,359,168,863) (e)		1,364,761,636

Other Assets/ (Liabilities) — (11.6)%		(141,823,929)

NET ASSETS — 100.0%		$1,222,937,707

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $533,442,965 or 43.62% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $492,161 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.0%

CORPORATE DEBT — 45.3%
Aerospace & Defense — 1.0%
Harris Corp. 2.700% 4/27/20	$1,154,000	$1,164,612
L3 Technologies, Inc. 5.200% 10/15/19	1,185,000	1,269,818

		2,434,430

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	830,000	832,790
Bunge Ltd. Finance Corp. 3.500% 11/24/20	330,000	338,602
Imperial Brands Finance PLC (a) 2.950% 7/21/20	1,087,000	1,100,856

		2,272,248

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	32,855	33,019
Delta Air Lines, Inc. 3.625% 3/15/22	775,000	791,124
WestJet Airlines Ltd. (a) 3.500% 6/16/21	695,000	690,376

		1,514,519

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC 2.240% 6/15/18	630,000	632,151
General Motors Co. 3.500% 10/02/18	205,000	209,500
General Motors Financial Co., Inc. 2.400% 5/09/19	110,000	110,237
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	190,535
General Motors Financial Co., Inc. 3.100% 1/15/19	520,000	528,389
General Motors Financial Co., Inc. 3.200% 7/13/20	185,000	188,186
Hyundai Capital America (a) 2.000% 7/01/19	65,000	64,416
Hyundai Capital America (a) 2.550% 2/06/19	340,000	341,797
Hyundai Capital America (a) 3.000% 10/30/20	800,000	806,301
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	560,000	541,701

		3,613,213

	Principal Amount	Value
Auto Parts & Equipment — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	$1,110,000	$1,157,175
Lear Corp. 4.750% 1/15/23	1,110,000	1,149,803

		2,306,978

Banks — 5.9%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	1,290,000	1,293,577
Bancolombia SA 5.950% 6/03/21	345,000	378,206
Bank of America Corp. 5.700% 5/02/17	1,900,000	1,906,251
Citigroup, Inc. 2.350% 8/02/21	1,155,000	1,137,086
Citigroup, Inc. 2.450% 1/10/20	35,000	35,150
First Horizon National Corp. 3.500% 12/15/20	1,430,000	1,469,345
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,360,000	2,375,288
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	271,350
JP Morgan Chase & Co. 4.500% 1/24/22	1,090,000	1,174,689
Macquarie Bank Ltd. (a) 2.850% 1/15/21	130,000	130,572
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	1,110,000	1,113,942
Regions Bank 7.500% 5/15/18	130,000	137,643
Regions Financial Corp. 3.200% 2/08/21	1,095,000	1,113,532
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	585,000	569,462
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	150,000	150,250
SVB Financial Group 5.375% 9/15/20	75,000	81,170
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	370,000	375,740

		13,713,253

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	710,000	715,339
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	1,150,000	1,156,631
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	322,245

		2,194,215

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.8%
Baxalta, Inc. 2.000% 6/22/18	$485,000	$485,816
Celgene Corp. 2.250% 5/15/19	70,000	70,377
Celgene Corp. 2.875% 8/15/20	1,270,000	1,289,426

		1,845,619

Building Materials — 1.6%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	1,160,000	1,264,571
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	550,000	567,875
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.098% 6/30/17	205,000	205,336
Masco Corp. 3.500% 4/01/21	620,000	630,918
Masco Corp. 7.125% 3/15/20	500,000	563,270
Standard Industries, Inc. (a) 5.500% 2/15/23	560,000	572,600

		3,804,570

Chemicals — 2.3%
Air Liquide Finance SA (a) 1.750% 9/27/21	200,000	192,884
Airgas, Inc. 3.050% 8/01/20	965,000	991,368
CF Industries, Inc. 6.875% 5/01/18	1,095,000	1,141,538
The Dow Chemical Co. 8.550% 5/15/19	125,000	141,701
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	452,000	486,082
LyondellBasell Industries NV 5.000% 4/15/19	565,000	595,068
LyondellBasell Industries NV 6.000% 11/15/21	500,000	566,067
RPM International, Inc. 3.450% 11/15/22	8,000	8,102
RPM International, Inc. 6.125% 10/15/19	1,078,000	1,176,034
RPM International, Inc. 6.500% 2/15/18	76,000	79,087

		5,377,931

Commercial Services — 0.5%
Ecolab, Inc. 2.000% 1/14/19	585,000	588,913

	Principal Amount	Value
S&P Global, Inc. 3.300% 8/14/20	$635,000	$648,728

		1,237,641

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 3.480% 6/01/19	430,000	440,626
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a) 4.420% 6/15/21	475,000	496,729
Everett Spinco, Inc. (a) 2.875% 3/27/20	230,000	231,927
Leidos Holdings, Inc. 4.450% 12/01/20	525,000	546,000

		1,715,282

Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,058,738
Air Lease Corp. 2.125% 1/15/18	30,000	30,056
Air Lease Corp. 2.125% 1/15/20	300,000	297,733
Air Lease Corp. 3.375% 1/15/19	365,000	373,462
Air Lease Corp. STEP 5.625% 4/01/17	465,000	465,000
Ally Financial, Inc. 3.600% 5/21/18	440,000	445,500
Ally Financial, Inc. 4.750% 9/10/18	920,000	945,300
Athene Global Funding (a) 4.000% 1/25/22	1,200,000	1,220,302
CIT Group, Inc. 4.250% 8/15/17	1,270,000	1,281,112
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	945,000	950,477
International Lease Finance Corp. 3.875% 4/15/18	100,000	101,953
Lazard Group LLC 4.250% 11/14/20	645,000	678,381

		7,848,014

Electric — 2.1%
Ameren Corp. 2.700% 11/15/20	555,000	560,013
Duke Energy Corp. 1.800% 9/01/21	600,000	579,563
EDP Finance BV (a) 4.125% 1/15/20	1,150,000	1,181,050
EDP Finance BV (a) 4.900% 10/01/19	108,000	113,400

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Texas, Inc. 2.550% 6/01/21	$75,000	$74,108
Entergy Texas, Inc. 7.125% 2/01/19	628,000	682,517
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	323,663
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	350,000	378,861
Majapahit Holding BV (a) 7.750% 1/20/20	330,000	372,306
The Southern Co. 1.850% 7/01/19	135,000	134,266
The Southern Co. 2.350% 7/01/21	460,000	451,662

		4,851,409

Electronics — 0.7%
FLIR Systems, Inc. 3.125% 6/15/21	480,000	482,657
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	95,118
Tech Data Corp. 3.700% 2/15/22	240,000	240,832
Tyco Electronics Group SA 6.550% 10/01/17	700,000	717,017

		1,535,624

Environmental Controls — 0.3%
Clean Harbors, Inc. 5.250% 8/01/20	690,000	702,268

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	1,340,000	1,304,041
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	209,500
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	595,000	572,511
Tyson Foods, Inc. 2.650% 8/15/19	60,000	60,660

		2,146,712

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,200,000	1,202,520

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	345,000	343,771
Stanley Black & Decker, Inc. 2.451% 11/17/18	810,000	818,439

		1,162,210

Health Care – Products — 0.9%
Abbott Laboratories 2.350% 11/22/19	600,000	602,487

	Principal Amount	Value
Abbott Laboratories 2.900% 11/30/21	$675,000	$677,953
Boston Scientific Corp. 2.850% 5/15/20	255,000	258,539
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	528,000	528,861

		2,067,840

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	316,000	332,098
Cigna Corp. 4.500% 3/15/21	790,000	840,020
HCA, Inc. 3.750% 3/15/19	1,130,000	1,155,425
Laboratory Corp. of America Holdings 2.625% 2/01/20	570,000	573,006

		2,900,549

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,128,000	1,160,430

Housewares — 0.1%
Newell Brands, Inc. 2.600% 3/29/19	171,000	173,114

Insurance — 2.1%
American International Group, Inc. 3.300% 3/01/21	550,000	560,131
CNA Financial Corp. 5.750% 8/15/21	93,000	103,495
Enstar Group Ltd. 4.500% 3/10/22	395,000	399,971
Lincoln National Corp. 6.250% 2/15/20	500,000	551,094
Reinsurance Group of America, Inc. 5.000% 6/01/21	540,000	587,602
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	1,255,000	1,275,655
Trinity Acquisition PLC 3.500% 9/15/21	470,000	477,821
Unum Group 3.000% 5/15/21	135,000	135,153
Willis Towers Watson PLC 5.750% 3/15/21	370,000	406,553
XLIT Ltd. 5.750% 10/01/21	465,000	516,453

		5,013,928

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	1,148,000	1,229,322

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	$548,000	$558,946
FS Investment Corp. 4.000% 7/15/19	365,000	368,186

		927,132

Leisure Time — 0.6%
Brunswick Corp. (a) 4.625% 5/15/21	1,388,000	1,423,272

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	30,000	29,325
Marriott International, Inc. 2.875% 3/01/21	875,000	884,672

		913,997

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	353,000	356,089
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	101,125
CNH Industrial Capital LLC 3.875% 10/15/21	635,000	635,324
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	120,750

		1,213,288

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	605,000	622,326
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	900,000	907,875
Viacom, Inc. 2.250% 2/04/22	95,000	91,180

		1,621,381

Mining — 0.5%
Glencore Canada Corp. 5.500% 6/15/17	890,000	896,506
Glencore Finance Canada Ltd. (a) 2.700% 10/25/17	233,000	233,934

		1,130,440

Office & Business Equipment — 0.6%
Pitney Bowes, Inc. 3.375% 10/01/21	590,000	579,818
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	770,792
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	33,618

		1,384,228

	Principal Amount	Value
Oil & Gas — 0.5%
Concho Resources, Inc. 5.500% 10/01/22	$1,190,000	$1,230,163

Oil & Gas Services — 0.1%
Cameron International Corp. 1.400% 6/15/17	300,000	300,143

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	1,094,000	1,140,495

Pharmaceuticals — 1.9%
AbbVie, Inc. 1.800% 5/14/18	1,065,000	1,066,198
Actavis Funding SCS 2.350% 3/12/18	590,000	592,572
Express Scripts Holding Co. 3.300% 2/25/21	1,195,000	1,215,664
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	229,810
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,325,000	1,278,705

		4,382,949

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp. 2.250% 1/15/22	415,000	400,492
American Tower Corp. 3.300% 2/15/21	745,000	755,457
Crown Castle International Corp. 3.400% 2/15/21	714,000	726,286
DDR Corp. 3.500% 1/15/21	210,000	212,339
DDR Corp. 7.500% 7/15/18	925,000	984,126
Digital Realty Trust LP 3.400% 10/01/20	320,000	328,192
Highwoods Realty LP 7.500% 4/15/18	25,000	26,401
Simon Property Group LP 2.350% 1/30/22	700,000	688,306
Weyerhaeuser Co. 7.375% 10/01/19	135,000	151,322

		4,272,921

Retail — 1.6%
AutoNation, Inc. 3.350% 1/15/21	825,000	834,753
CVS Health Corp. 2.125% 6/01/21	960,000	941,645
Dollar Tree, Inc. 5.750% 3/01/23	1,190,000	1,267,350

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QVC, Inc. 3.125% 4/01/19	$577,000	$585,917

		3,629,665

Semiconductors — 1.0%
Analog Devices, Inc. 2.500% 12/05/21	245,000	242,652
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.000% 1/15/22	950,000	948,789
KLA-Tencor Corp. 2.375% 11/01/17	455,000	456,060
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	770,000	798,875

		2,446,376

Telecommunications — 0.4%
Hughes Satellite Systems Corp. 6.500% 6/15/19	542,000	586,661
Verizon Communications, Inc. 1.750% 8/15/21	245,000	234,545

		821,206

Transportation — 0.9%
Asciano Finance Ltd. (a) 5.000% 4/07/18	547,000	560,042
Ryder System, Inc. 2.250% 9/01/21	425,000	416,218
Ryder System, Inc. 2.500% 3/01/18	475,000	477,839
Ryder System, Inc. 2.550% 6/01/19	65,000	65,530
Ryder System, Inc. 2.875% 9/01/20	340,000	344,117
TTX Co. (a) 2.250% 2/01/19	300,000	300,138

		2,163,884

Trucking & Leasing — 1.3%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,260,000	1,272,634
GATX Corp. 2.600% 3/30/20	575,000	582,583
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	372,097
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	615,000	624,807
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.300% 4/01/21	150,000	152,045

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	$20,000	$20,294

		3,024,460

TOTAL CORPORATE DEBT (Cost $105,801,421)		106,049,839

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2 FRN 1.937% 4/26/27	84,122	83,814

TOTAL MUNICIPAL OBLIGATIONS (Cost $84,122)		83,814

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.8%
Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.332% 9/27/21	520,000	520,465
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.478% 10/20/20	200,000	200,000
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 (a) 2.190% 9/15/21	480,000	473,204

		1,193,669

Automobile ABS — 6.4%
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	17,823	17,822
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	73,845	73,851
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	180,543	180,602
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	56,209	56,269
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	520,000	519,842

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	$210,000	$211,389
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	200,539
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	86,211	86,154
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	15,468	15,466
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	27,507	27,512
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	54,097	54,137
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	121,626	121,646
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	250,000	250,494
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	31,671	31,668
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	190,000	189,505
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,150,000	1,147,132
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	156,351	156,488
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	140,000	140,754
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	12,475	12,475
DT Auto Owner Trust, Series 2016-1A, Class A (a) 2.000% 9/16/19	99,325	99,407
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	450,000	451,388
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	230,000	231,390
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	376,685	376,778
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	210,000	209,621
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	42,582	42,574

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	$75,625	$75,670
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	260,000	259,089
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	260,000	261,303
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	650,000	660,968
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	51,940	51,952
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	184,516	184,652
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	540,000	534,120
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	40,455	40,408
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	106,089	106,188
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	122,624	122,843
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	910,000	901,061
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	410,000	404,468
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	287,297	289,380
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	615,000	614,411
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	192,407	193,110
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	48,131	48,053
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	250,000	251,056

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.612% 4/15/21	$370,000	$374,463
Oscar US Funding Trust II, Series 2015-1A, Class A3 (a) 1.860% 10/15/19	621,954	618,283
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	300,000	295,637
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.612% 7/15/20	166,155	166,229
Oscar US Funding Trust V, Series 2016-2A, Class A1 (a) 0.900% 9/17/17	10,713	10,703
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	420,000	419,531
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	800,000	799,437
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	240,000	239,731
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	160,000	159,854
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	180,000	180,183
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	470,000	473,413
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	340,000	343,031
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	200,000	203,686
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	500,000	516,189
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 1.962% 1/15/19	328,912	329,119

		15,033,124

Commercial MBS — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.894% 2/10/51	74,496	75,353

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.961% 2/10/51	$180,000	$183,575
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.231% 2/10/51	317,303	322,430
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	86,014	86,842
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.895% 6/11/50	425,000	433,005
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.712% 3/15/29	365,000	365,451
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	295,479
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, VRN 5.808% 12/10/49	104,447	105,179
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	12,139	12,129
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.728% 7/10/38	169,610	169,689
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 5.981% 2/12/51	270,000	274,819
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	360,817	364,693
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	250,000	254,978
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	104,700	104,705
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.301% 1/11/43	112,300	114,485
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.474% 8/15/39	29,653	29,632
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	448,209	443,524

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.053% 2/15/51	$440,000	$441,900

		4,077,868

Home Equity ABS — 0.4%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.642% 11/25/35	48,392	48,312
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.717% 8/25/35	97,670	97,947
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.462% 12/25/35	198,381	198,577
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 1.222% 10/25/34	148,598	148,250
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + ..220%, FRN 1.202% 10/25/35	90,422	90,606
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.551% 10/25/28	2	3
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.352% 1/25/36	72,390	72,260
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 1.192% 12/25/35	116,002	116,059
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.412% 11/25/35	39,432	39,486

		811,500

Other ABS — 18.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.112% 3/15/41	97,680	94,958
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	299,790	301,156

	Principal Amount	Value
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 2.570% 7/20/26	$350,000	$350,123
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.503% 10/15/28	370,000	372,749
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	255,125	250,023
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.203% 10/20/28	520,000	521,415
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	296,250	297,732
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.662% 12/15/42	240,430	233,834
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	53,662	53,749
AVANT Loans Funding Trust, Series 2016-A, Class A (a) 4.110% 5/15/19	76,637	76,665
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	12,630	12,615
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	195,058	194,901
BCC Funding XIII LLC, Series 2016-1, Class A1 (a) 1.100% 9/20/17	240,725	240,521
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 7/15/26	340,000	340,006
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	372,083	367,532
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.454% 7/18/27	475,000	475,968
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	523,913	527,648

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CAN Capital Funding LLC, Series 2014-1A, Class A (Acquired 10/14/14, Cost $247,518) (a) (d) 3.117% 4/15/20	$82,554	$82,027
Capital Automotive REIT, Series 2012-1A, Class A1 (a) (b) 3.870% 4/15/47	260,000	259,925
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	190,115	190,442
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	195,386	194,042
CCG Receivables Trust, Series 2014-1, Class A2 (a) 1.060% 11/15/21	35,678	35,664
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	23,797	23,788
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	20,298	20,281
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	474,916	470,343
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.442% 9/25/34	34,449	34,374
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.882% 2/25/35	102,644	93,080
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 1.282% 7/25/36	55,357	55,313
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	891,800	896,666
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	127,794	127,133
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	53,692	53,688
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	131,196	130,960
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	162,909	162,125

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	$1,089,849	$1,079,609
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	110,073	109,891
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	424,625	424,617
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	317,866	323,842
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	125,000	123,005
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 3.873% 7/15/23	151,418	152,377
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	60,667	61,460
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.810% 4/25/28	285,874	282,778
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	131,773	129,769
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	148,300	144,741
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	70,070	67,386
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	180,085	180,716
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	88,430	88,974
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.612% 5/25/36	25,802	25,769
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	93,700	93,138
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.222% 1/25/36	21,504	21,451

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	$55,286	$54,249
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/27	475,000	475,136
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	179,458	173,679
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	43,722	43,722
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.188% 4/25/25	535,000	534,634
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	559,423	561,075
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	340,000	339,738
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.627% 4/25/35	39,992	40,191
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	196,077	196,445
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	404,575	398,520
HERO Funding Trust, Series 2015-1A, Class A (a) 3.840% 9/21/40	997,651	1,017,605
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	169,613	166,160
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	144,710	143,651
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) 2.960% 12/26/28	370,000	368,634
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.152% 8/25/36	8,773	8,781
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.474% 1/18/26	260,000	260,038

	Principal Amount	Value
LCM LP, Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.523% 7/15/26	$430,000	$432,380
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.173% 7/15/25	700,000	699,187
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.506% 10/20/29	590,000	594,715
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.807% 6/25/35	134,231	134,044
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.382% 10/25/29	420,000	424,647
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.480% 7/20/26	290,000	290,060
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.253% 11/15/28	390,000	390,872
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	400,000	402,088
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	890,000	890,644
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	679,895	678,586
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	131,296	130,441
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + ..750%, FRN 1.732% 7/25/35	16,010	16,311
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + ..945%, FRN 1.927% 4/25/35	146,809	147,131
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	144,483	145,126
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	128,145	126,793
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	203,179	200,201

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	$89,829	$87,762
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	25,781	25,756
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	226,562	227,789
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	159,594	159,478
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	1,950,000	1,929,281
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	700,000	696,254
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.449% 8/15/29	590,000	593,898
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	120,000	119,299
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	50,132	49,261
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	299,970	295,571
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	200,000	198,001
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	78,923	78,760
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.242% 9/25/35	20,457	20,496
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.232% 2/25/37	93,507	93,118
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.392% 2/20/30	700,000	701,809
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	184,393	183,929
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	36,522	36,443

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	$268,081	$266,886
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	316,070	314,645
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	116,443	116,885
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	44,786	44,891
Sierra Timeshare Receivables Funding LLC, Series 2017-1A, Class A (a) 2.910% 3/20/34	900,000	905,671
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	380,526	380,925
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	2,077,198	2,074,606
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	448,786	448,430
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	909,394	910,286
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (a) 3.280% 9/15/23	922,058	923,897
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	800,000	796,420
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	634,486	638,377
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,460,000	1,468,352
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,040,000	1,036,599
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	180,000	180,276
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.203% 10/17/26	800,000	800,369
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	378,100	379,757

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$96,885	$95,735
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	500,000	506,066
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	300,000	302,296
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.530% 4/20/27	950,000	950,063
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.412% 7/15/41	199,691	197,411
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	57,055	56,629
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	670,000	712,576
Voya CLO Ltd., Series 2014-2A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.473% 7/17/26	345,000	345,016
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	750,697	740,711
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	128,991	127,535
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	911,125	915,074
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	141,443	139,843
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	283,720	282,274
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.250% 12/20/30	330,000	329,588

		44,221,447

Student Loans ABS — 9.2%
Access Group, Inc., Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.298% 4/25/29	51,140	51,026

	Principal Amount	Value
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.682% 7/25/56	$321,741	$319,571
Access Group, Inc., Series 2004-A, Class A3, 28 Day ARS, FRN 1.699% 7/01/39	1,250,000	1,225,138
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.743% 7/01/38	90,800	87,472
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 7/25/58	140,000	119,445
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 Day ARS, FRN 1.729% 7/01/38	200,000	194,298
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.512% 1/15/37	271,262	237,095
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	189,708	176,791
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	147,793	146,964
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 2.480% 10/25/44	1,051,426	1,054,580
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	125,056	123,561
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.682% 1/25/40	315,473	313,912
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	275,788	274,949
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 2.982% 4/25/40	310,258	309,409
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	153,013	148,153
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	136,633	138,121

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	$931,238	$938,688
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	527,247	510,546
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	501,234	491,431
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.032% 2/26/35	408,377	409,830
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.093% 12/27/66	1,150,000	1,149,863
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.332% 7/26/66	608,651	608,256
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800%, FRN (a) 1.782% 6/25/26	664,686	665,484
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.137% 1/01/44	950,000	827,857
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. USD LIBOR + .300%, FRN 1.337% 10/28/41	5,811	5,807
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.463% 9/27/35	150,352	148,933
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.222% 11/27/28	125,947	125,360
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	312,270	314,076
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 1.920% 7/26/66	950,000	949,886
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.232% 6/25/65	867,121	879,967

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.282% 3/25/66	$1,060,000	$1,075,909
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.528% 12/26/40	455,601	455,600
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	328,035	326,556
Nelnet Student Loan Trust, Series 2014-6A, Class A, 1 mo. USD LIBOR + .650%, FRN (a) 1.632% 11/25/52	401,964	397,702
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 10/25/47	170,000	154,475
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 6/25/54	130,000	115,859
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.614% 1/26/26	88,622	88,865
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. LIBOR + .750%, FRN 1.789% 10/30/45	239,984	227,685
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 1.932% 11/25/65	743,011	744,404
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.193% 7/15/36	55,861	55,861
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.239% 2/15/45	444,239	408,228
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.148% 1/26/43	120,000	112,413
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.178% 10/25/28	280,000	276,244

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.248% 10/25/40	$518,966	$452,722
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.258% 3/25/44	146,282	123,407
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.338% 7/25/25	150,000	147,752
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.348% 1/25/40	215,585	194,524
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 12/28/70	120,000	104,832
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.260% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.612% 5/15/23	366,850	367,372
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.012% 9/15/34	290,000	293,832
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.062% 5/15/26	900,000	909,206
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.362% 2/17/32	144,000	147,550
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	226,138	225,615
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (a) 1.932% 1/25/39	193,364	194,924
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.182% 6/25/33	316,044	319,468
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	330,000	329,055

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.732% 8/25/36	$311,832	$320,915

		21,567,444

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.302% 8/25/34	10,615	10,546
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.478% 2/25/34	3,552	3,548
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	1,411	1,389
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.285% 8/25/34	2,179	2,209
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.038% 8/25/34	10,333	9,510
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.176% 7/25/33	678	698
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	1,378	1,332
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.250% 2/25/34	45	48
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) 3.750% 11/25/56	463,753	477,733
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) 3.000% 10/25/31	1,024,067	1,016,783
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.397% 3/25/34	6,941	7,148
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.038% 4/25/44	16,011	16,034

		1,546,978

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.378% 6/25/32	4,495	4,468

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $88,584,183)		88,456,498

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.6%
Collateralized Mortgage Obligations — 4.5%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	$684,068	$690,206
Series 4447, Class PA 3.000% 12/15/44	191,482	195,170
Series 3990, Class VA 3.500% 1/15/25	501,741	522,979
Series 4213, Class VE 3.500% 6/15/26	446,199	463,066
Series 4290, Class CA 3.500% 12/15/38	984,684	1,009,963
Series 4443, Class BA 3.500% 4/15/41	238,926	244,391
Series 4328, Class DA 4.000% 1/15/36	825,536	858,071
Series 4325, Class MA 4.000% 9/15/39	971,990	1,009,868
Series 4336, Class MA 4.000% 1/15/40	1,473,882	1,531,419
Series 4323, Class CA 4.000% 3/15/40	521,248	543,048
Series 2178, Class PB 7.000% 8/15/29	12,826	14,328
Federal National Mortgage Association
Series 2016-62, Class FC 1.482% 9/25/46 1 mo. LIBOR + .500%, FRN	534,655	535,006
Series 2016-74, Class GF 1.482% 10/25/46 1 mo. LIBOR + .500%, FRN	826,899	831,506
Series 2015-58, Class JP 2.500% 3/25/37	323,777	323,702
Series 2015-20, Class EV 3.500% 7/25/26	509,291	529,041
Series 2014-14, Class A 3.500% 2/25/37	499,188	511,146
Series 2015-62, Class VA 4.000% 10/25/26	149,057	157,633
Series 2014-48, Class AB 4.000% 10/25/40	446,094	463,482
Government National Mortgage Association, Series 2014-131, Class BW VRN 2.996% 5/20/41	192,408	197,018
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	11,897	13,076

		10,644,119

	Principal Amount	Value
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp.
Pool #G11431 6.000% 2/01/18	$35	$35
Pool #C01079 7.500% 10/01/30	441	519
Pool #C01135 7.500% 2/01/31	1,240	1,456
Federal National Mortgage Association
Pool #725692 2.707% 10/01/33 1 year CMT + 2.145%, FRN	34,179	35,883
Pool #888586 2.755% 10/01/34 1 year CMT + 2.203%, FRN	28,849	30,329
Pool #775539 2.850% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	9,356	9,796
Pool #575667 7.000% 3/01/31	2,497	2,937
Pool #497120 7.500% 8/01/29	21	25
Pool #529453 7.500% 1/01/30	542	644
Pool #531196 7.500% 2/01/30	72	85
Pool #532418 7.500% 2/01/30	834	991
Pool #530299 7.500% 3/01/30	76	88
Pool #536386 7.500% 4/01/30	91	107
Pool #535996 7.500% 6/01/31	1,722	2,033
Pool #523499 8.000% 11/01/29	59	69
Pool #252926 8.000% 12/01/29	40	47
Pool #532819 8.000% 3/01/30	34	40
Pool #534703 8.000% 5/01/30	555	662
Pool #253437 8.000% 9/01/30	41	49
Pool #253481 8.000% 10/01/30	19	22
Pool #596656 8.000% 8/01/31	378	408
Pool #602008 8.000% 8/01/31	1,164	1,388
Pool #190317 8.000% 8/01/31	826	986
Pool #597220 8.000% 9/01/31	666	796

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #371146 7.000% 9/15/23	$321	$354
Pool #352022 7.000% 11/15/23	1,646	1,831
Pool #491089 7.000% 12/15/28	1,984	2,253
Pool #478658 7.000% 5/15/29	452	530
Pool #500928 7.000% 5/15/29	870	1,017
Pool #499410 7.000% 7/15/29	262	307
Pool #510083 7.000% 7/15/29	294	343
Pool #493723 7.000% 8/15/29	829	973
Pool #581417 7.000% 7/15/32	4,796	5,619
Pool #226163 7.500% 7/15/17	88	88
Government National Mortgage Association II Pool #82462 2.000% 1/20/40 1 year CMT + 1.500%, FRN	82,874	85,696
Pool #82488 2.000% 3/20/40 1 year CMT + 1.500%, FRN	102,102	105,121
Pool #008746 2.250% 11/20/25 1 year CMT + 1.500%, FRN	1,087	1,107
Pool #080136 2.250% 11/20/27 1 year CMT + 1.500%, FRN	202	206

		294,840

Whole Loans — 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 1.882% 10/25/27	119,457	119,649
Series 2016-DNA1, Class M1 1 mo. USD LIBOR + 1.450%, FRN 2.432% 7/25/28	138,860	139,478
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M1 1 mo. USD LIBOR + 1.600%, FRN 2.582% 4/25/28	120,117	120,400
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300%, FRN 2.078% 4/25/29	439,280	442,541

	Principal Amount	Value
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350%, FRN 2.332% 1/25/29	$744,713	$748,731
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450%, FRN 2.432% 1/25/29	711,516	718,531
Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 2.482% 7/25/25	17,417	17,421

		2,306,751

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $13,478,662)		13,245,710

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds & Notes — 10.3%
U.S. Treasury Inflation Index 0.125% 4/15/21	2,356,166	2,380,463
U.S. Treasury Note 0.750% 10/31/18	15,050,000	14,944,943
U.S. Treasury Note (c) 0.875% 7/31/19	6,800,000	6,727,856

		24,053,262

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,103,666)		24,053,262

TOTAL BONDS & NOTES (Cost $232,052,054)		231,889,123

	Notional Amount

PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	2,350,000	326,727
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	1,410,000	144,140

TOTAL PURCHASED OPTIONS (Cost $490,116)		470,867

TOTAL LONG-TERM INVESTMENTS (Cost $232,542,170)		232,359,990

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper — 1.3%
CenterPoint Energy, Inc. (a) 1.110% 4/03/17	$1,000,000	$999,908
Kroger Co. (a) 1.100% 4/03/17	2,000,000	1,999,817

		2,999,725

Time Deposit — 0.0%
Euro Time Deposit 0.090% 4/03/17	56,134	56,134

TOTAL SHORT-TERM INVESTMENTS (Cost $3,055,951)		3,055,859

TOTAL INVESTMENTS — 100.5% (Cost $235,598,121) (e)		235,415,849

Other Assets/(Liabilities) — (0.5)%		(1,257,530)

NET ASSETS — 100.0%		$234,158,319

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $107,391,983 or 45.86% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2017, these securities amounted to a value of $82,027 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 4.0%
Chemicals — 0.8%
Ingevity Corp. (a)	15,710	$955,955

Forest Products & Paper — 1.3%
P.H. Glatfelter Co.	65,510	1,424,187

Mining — 1.9%
Century Aluminum Co. (a)	52,450	665,590
Kaiser Aluminum Corp.	19,250	1,538,075

		2,203,665

		4,583,807

Communications — 2.9%
Internet — 1.6%
Proofpoint, Inc. (a) (b)	13,700	1,018,732
Yelp, Inc. (a)	23,940	784,035

		1,802,767

Media — 0.7%
Houghton Mifflin Harcourt Co. (a)	81,720	829,458

Telecommunications — 0.6%
RigNet, Inc. (a)	29,770	638,567

		3,270,792

Consumer, Cyclical — 12.8%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	27,150	1,440,850

Apparel — 0.1%
Canada Goose Holdings, Inc. (a)	5,160	82,354

Auto Parts & Equipment — 1.5%
Visteon Corp. (a)	17,110	1,675,924

Distribution & Wholesale — 0.7%
SiteOne Landscape Supply, Inc. (a)	16,600	803,606

Entertainment — 0.6%
The Madison Square Garden Co. Class A (a)	3,580	714,962

Retail — 8.1%
Burlington Stores, Inc. (a)	11,780	1,146,076
DSW, Inc. Class A	55,990	1,157,873
Group 1 Automotive, Inc.	23,990	1,777,179
Sally Beauty Holdings, Inc. (a)	56,440	1,153,634
Sonic Corp. (b)	49,150	1,246,444
Suburban Propane Partners LP (c)	43,115	1,162,381
Texas Roadhouse, Inc.	33,840	1,506,895

		9,150,482

Storage & Warehousing — 0.5%
Wesco Aircraft Holdings, Inc. (a)	56,320	642,048

		14,510,226

	Number of Shares	Value
Consumer, Non-cyclical — 21.7%
Beverages — 0.7%
The Boston Beer Co., Inc. Class A (a)	5,130	$742,055

Biotechnology — 1.5%
Exelixis, Inc. (a)	29,510	639,482
Sage Therapeutics, Inc. (a)	6,830	485,408
Ultragenyx Pharmaceutical, Inc. (a)	8,740	592,397

		1,717,287

Commercial Services — 7.7%
ABM Industries, Inc.	27,840	1,213,824
Booz Allen Hamilton Holding Corp.	30,400	1,075,856
Korn/Ferry International	83,601	2,632,595
Matthews International Corp. Class A	20,260	1,370,589
On Assignment, Inc. (a)	37,130	1,801,919
Paylocity Holding Corp. (a) (b)	16,570	640,099

		8,734,882

Health Care – Products — 4.3%
NuVasive, Inc. (a)	23,650	1,766,182
NxStage Medical, Inc. (a)	44,570	1,195,813
The Spectranetics Corp. (a)	35,730	1,040,636
VWR Corp. (a)	31,130	877,866

		4,880,497

Health Care – Services — 2.3%
Addus HomeCare Corp. (a)	11,440	366,080
Amedisys, Inc. (a)	23,450	1,198,061
WellCare Health Plans, Inc. (a)	7,643	1,071,625

		2,635,766

Household Products & Wares — 1.5%
Acco Brands Corp. (a)	126,740	1,666,631

Pharmaceuticals — 3.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	16,310	560,738
Clovis Oncology, Inc. (a)	8,340	531,008
Prestige Brands Holdings, Inc. (a)	45,071	2,504,144
TherapeuticsMD, Inc. (a) (b)	81,450	586,440

		4,182,330

		24,559,448

Energy — 4.0%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a) (b)	107,899	1,127,545

Oil & Gas — 1.4%
HollyFrontier Corp.	39,015	1,105,685
Matador Resources Co. (a) (b)	21,865	520,168

		1,625,853

Pipelines — 1.6%
Cone Midstream Partners LP (c)	37,735	890,923

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Noble Midstream Partners LP (c)	17,135	$892,391

		1,783,314

		4,536,712

Financial — 25.2%
Banks — 9.4%
The Bank of NT Butterfield & Son Ltd.	22,210	708,721
BankUnited, Inc.	45,699	1,705,030
Chemical Financial Corp.	21,012	1,074,764
Customers Bancorp, Inc. (a)	23,490	740,640
FCB Financial Holdings, Inc. Class A (a)	17,590	871,584
IBERIABANK Corp.	21,610	1,709,351
MB Financial, Inc.	48,260	2,066,493
Webster Financial Corp.	33,660	1,684,346

		10,560,929

Financial Services — 1.0%
Stifel Financial Corp. (a)	22,730	1,140,819

Insurance — 1.3%
James River Group Holdings Ltd.	35,180	1,507,815

Real Estate — 0.9%
Realogy Holdings Corp.	34,770	1,035,798

Real Estate Investment Trusts (REITS) — 8.1%
Brandywine Realty Trust	104,050	1,688,732
CYS Investments, Inc.	193,180	1,535,781
DiamondRock Hospitality Co.	115,640	1,289,386
DuPont Fabros Technology, Inc.	30,580	1,516,462
Four Corners Property Trust, Inc.	72,200	1,648,326
National Storage Affiliates Trust	62,460	1,492,794

		9,171,481

Savings & Loans — 4.5%
Beneficial Bancorp, Inc.	44,320	709,120
Berkshire Hills Bancorp, Inc.	23,510	847,535
OceanFirst Financial Corp.	23,730	668,593
Oritani Financial Corp.	68,950	1,172,150
Sterling Bancorp	48,770	1,155,849
WSFS Financial Corp.	12,300	565,185

		5,118,432

		28,535,274

Industrial — 12.1%
Building Materials — 3.6%
Boise Cascade Co. (a)	40,140	1,071,738
Masonite International Corp. (a)	21,370	1,693,573
Summit Materials, Inc. Class A (a)	51,286	1,267,277

		4,032,588

Electrical Components & Equipment — 1.3%
Generac Holdings, Inc. (a)	37,700	1,405,456

	Number of Shares	Value
Electronics — 0.7%
Vishay Intertechnology, Inc. (b)	45,970	$756,206

Engineering & Construction — 2.0%
Dycom Industries, Inc. (a) (b)	13,780	1,280,851
KBR, Inc.	65,130	978,904

		2,259,755

Environmental Controls — 0.6%
Advanced Disposal Services, Inc. (a)	31,390	709,414

Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. (a)	98,390	560,823

Metal Fabricate & Hardware — 0.9%
Rexnord Corp. (a)	44,720	1,032,138

Miscellaneous – Manufacturing — 0.6%
Hexcel Corp.	13,090	714,059

Transportation — 1.1%
Genesee & Wyoming, Inc. Class A (a)	18,580	1,260,839

Trucking & Leasing — 0.8%
The Greenbrier Cos., Inc. (b)	21,540	928,374

		13,659,652

Technology — 12.7%
Computers — 1.6%
CACI International, Inc. Class A (a)	15,330	1,798,209

Semiconductors — 5.6%
Brooks Automation, Inc.	55,600	1,245,440
Cypress Semiconductor Corp. (b)	58,493	804,864
MaxLinear, Inc. Class A (a)	50,200	1,408,110
MKS Instruments, Inc.	24,330	1,672,687
Semtech Corp. (a)	34,700	1,172,860

		6,303,961

Software — 5.5%
Black Knight Financial Services, Inc. Class A (a) (b)	21,230	813,109
Envestnet, Inc. (a)	16,080	519,384
Guidewire Software, Inc. (a)	17,620	992,535
j2 Global, Inc.	21,391	1,794,919
Pegasystems, Inc.	25,110	1,101,073
Zynga, Inc. Class A (a)	350,400	998,640

		6,219,660

		14,321,830

Utilities — 2.5%
Electric — 1.7%
Portland General Electric Co.	44,150	1,961,143

Water — 0.8%
American States Water Co.	19,890	881,127

		2,842,270

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $86,722,794)		$110,820,011

TOTAL EQUITIES (Cost $86,722,794)		110,820,011

MUTUAL FUNDS — 6.6%
Diversified Financial Services — 6.6%
State Street Navigator Securities Lending Prime Portfolio (d)	7,477,808	7,477,808

TOTAL MUTUAL FUNDS (Cost $7,477,808)		7,477,808

TOTAL LONG-TERM INVESTMENTS (Cost $94,200,602)		118,297,819

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (e)	$1,193,429	1,193,429

TOTAL SHORT-TERM INVESTMENTS (Cost $1,193,429)		1,193,429

TOTAL INVESTMENTS — 105.6% (Cost $95,394,031) (f)		119,491,248

Other Assets/(Liabilities) — (5.6)%		(6,329,143)

NET ASSETS — 100.0%		$113,162,105

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $7,280,699 or 6.43% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,193,434. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $1,221,775.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 8.4%
Chemicals — 7.7%
AdvanSix, Inc. (a)	6,000	$163,920
GCP Applied Technologies, Inc. (a)	20,715	676,345
Ingevity Corp. (a)	12,600	766,710

		1,606,975

Mining — 0.7%
Alcoa Corp.	4,500	154,800

		1,761,775

Communications — 6.3%
Internet — 0.7%
Liberty Expedia Holdings, Inc. Class A (a)	1,360	61,853
Liberty Ventures Series A (a)	2,040	90,739

		152,592

Media — 5.0%
Cable One, Inc.	500	312,235
Liberty Broadband Corp. Class A (a)	3,500	297,815
Liberty Media Corp-Liberty SiriusXM Class A (a)	5,600	217,952
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,600	217,168

		1,045,170

Telecommunications — 0.6%
Windstream Holdings, Inc.	23,800	129,710

		1,327,472

Consumer, Cyclical — 7.5%
Auto Parts & Equipment — 1.6%
Adient PLC	1,000	72,670
Allison Transmission Holdings, Inc.	7,600	274,056

		346,726

Distribution & Wholesale — 1.6%
WESCO International, Inc. (a)	4,750	330,362

Entertainment — 3.8%
Lions Gate Entertainment Corp. Class B (a)	7,767	189,360
The Madison Square Garden Co. Class A (a)	3,010	601,127

		790,487

Retail — 0.5%
Yum China Holdings, Inc. (a)	3,700	100,640

		1,568,215

Consumer, Non-cyclical — 15.2%
Biotechnology — 1.4%
Bioverativ, Inc. (a)	4,100	223,286

	Number of Shares	Value
Theravance Biopharma, Inc. (a)	1,800	$66,276

		289,562

Foods — 2.2%
Conagra Brands, Inc.	8,500	342,890
Lamb Weston Holdings, Inc.	2,833	119,156

		462,046

Health Care – Products — 3.7%
Danaher Corp.	3,500	299,355
Halyard Health, Inc. (a)	6,100	232,349
West Pharmaceutical Services, Inc.	3,100	252,991

		784,695

Household Products & Wares — 0.9%
Avery Dennison Corp.	2,400	193,440

Pharmaceuticals — 7.0%
AbbVie, Inc.	6,300	410,508
Zoetis, Inc.	19,700	1,051,389

		1,461,897

		3,191,640

Energy — 1.7%
Oil & Gas — 1.7%
Murphy USA, Inc. (a)	5,000	367,100

Financial — 11.2%
Diversified Financial Services — 1.9%
Synchrony Financial	11,700	401,310

Insurance — 0.4%
The Travelers Cos., Inc.	700	84,378

Real Estate Investment Trusts (REITS) — 6.7%
Colony Starwood Homes	7,600	258,020
Four Corners Property Trust, Inc.	10,300	235,149
Gaming and Leisure Properties, Inc.	13,900	464,538
Mack-Cali Realty Corp.	10,600	285,564
Uniti Group, Inc. (a)	6,000	155,100

		1,398,371

Savings & Loans — 2.2%
Beneficial Bancorp, Inc.	22,400	358,400
Poage Bankshares, Inc.	5,400	105,300

		463,700

		2,347,759

Industrial — 27.4%
Aerospace & Defense — 1.9%
KLX, Inc. (a)	9,000	402,300

Building Materials — 1.2%
Armstrong Flooring, Inc. (a)	14,080	259,353

Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc.	5,700	317,775

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 13.9%
Allegion PLC	8,500	$643,450
Fortive Corp.	18,100	1,089,982
Keysight Technologies, Inc. (a)	7,770	280,808
Kimball Electronics, Inc. (a)	30,483	516,687
Knowles Corp. (a)	20,600	390,370

		2,921,297

Machinery – Construction & Mining — 3.1%
Oshkosh Corp.	9,500	651,605

Machinery – Diversified — 1.6%
AGCO Corp.	5,500	330,990

Miscellaneous – Manufacturing — 4.2%
Pentair PLC	5,200	326,456
Trinseo SA	8,300	556,930

		883,386

		5,766,706

Technology — 19.8%
Computers — 16.5%
Hewlett Packard Enterprise Co.	45,100	1,068,870
Lumentum Holdings, Inc. (a)	4,500	240,075
NCR Corp. (a)	20,000	913,600
Science Applications International Corp.	16,600	1,235,040

		3,457,585

Software — 3.3%
CDK Global, Inc.	10,750	698,858

		4,156,443

Utilities — 2.3%
Gas — 2.3%
ONE Gas, Inc.	7,300	493,480

TOTAL COMMON STOCK (Cost $17,609,577)		20,980,590

TOTAL EQUITIES (Cost $17,609,577)		20,980,590

TOTAL LONG-TERM INVESTMENTS (Cost $17,609,577)		20,980,590

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (b)	$40,577	$40,577

TOTAL SHORT-TERM INVESTMENTS (Cost $40,577)		40,577

TOTAL INVESTMENTS — 100.0% (Cost $17,650,154) (c)		21,021,167

Other Assets/(Liabilities) — (0.0)%		(8,878)

NET ASSETS — 100.0%		$21,012,289

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $40,578. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $45,596.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 95.1%
Bermuda — 2.1%
Credicorp Ltd.	1,710	$279,244
Jardine Strategic Holdings Ltd.	45,062	1,892,634

		2,171,878

Brazil — 5.9%
Ambev SA ADR	179,220	1,032,307
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	334,600	2,061,724
Embraer SA Sponsored ADR (Brazil)	36,850	813,648
Estacio Participacoes SA	154,000	780,675
Kroton Educacional SA	145,519	617,291
Sul America SA	110,934	591,417
Ultrapar Participacoes SA	7,600	173,868

		6,070,930

Cayman Islands — 18.8%
3SBio, Inc. (a) (b)	175,000	216,414
Alibaba Group Holding Ltd. Sponsored ADR (a)	58,869	6,347,844
Baidu, Inc. Sponsored ADR (a)	6,380	1,100,678
China Lodging Group Ltd. Sponsored ADR (a)	17,542	1,088,481
Ctrip.com International Ltd. ADR (a)	38,720	1,903,088
Melco Crown Entertainment Ltd. ADR	13,080	242,503
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	25,650	1,548,747
SOHO China Ltd.	489,500	261,851
Tencent Holdings Ltd.	196,859	5,650,822
Tingyi Cayman Islands Holding Corp.	268,000	336,312
Want Want China Holdings Ltd.	1,096,000	758,610

		19,455,350

China — 1.2%
Sinopharm Group Co. Ltd. Class H	276,400	1,281,215

Colombia — 1.3%
Grupo Aval Acciones y Valores SA	94,360	770,921
Grupo de Inversiones Suramericana SA	45,636	620,337

		1,391,258

Egypt — 0.5%
Commercial International Bank Egypt SAE	126,752	527,443

France — 3.0%
Kering	6,725	1,741,018

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE (c)	6,206	$1,364,570

		3,105,588

Hong Kong — 3.5%
AIA Group Ltd.	424,400	2,675,072
Hang Lung Group Ltd.	71,000	302,930
Hong Kong Exchanges & Clearing Ltd.	26,091	656,556

		3,634,558

India — 15.4%
Apollo Hospitals Enterprise Ltd.	37,798	678,273
Biocon Ltd.	14,353	249,973
Cholamandalam Investment & Finance Co. Ltd.	16,236	241,508
Dr. Reddy’s Laboratories Ltd.	18,426	745,735
Glenmark Pharmaceuticals Ltd.	38,622	500,412
Housing Development Finance Corp. Ltd.	232,479	5,378,668
Infosys Ltd.	186,725	2,943,447
Kotak Mahindra Bank Ltd.	96,002	1,290,838
Tata Consultancy Services Ltd.	32,356	1,207,502
UltraTech Cement Ltd.	13,794	842,967
Zee Entertainment Enterprises Ltd.	227,607	1,876,892

		15,956,215

Indonesia — 2.3%
Astra International Tbk PT	1,571,000	1,018,840
Bank Mandiri Persero Tbk PT	831,300	729,901
Indocement Tunggal Prakarsa Tbk PT	382,000	475,872
Semen Indonesia Persero Tbk PT	193,000	130,353

		2,354,966

Italy — 1.7%
PRADA SpA	408,800	1,717,932

Japan — 1.3%
Murata Manufacturing Co. Ltd.	9,500	1,355,341

Malaysia — 1.8%
Genting Bhd	606,100	1,313,425
Genting Malaysia Bhd	465,700	573,919

		1,887,344

Mexico — 5.0%
Fomento Economico Mexicano SAB de CV	144,766	1,285,417
Fomento Economico Mexicano SAB de CV Sponsored ADR	7,670	678,948
Grupo Aeroportuario del Sureste SAB de CV Class B	37,425	648,382
Grupo Financiero Banorte SAB de CV Class O	165,459	952,159
Grupo Financiero Inbursa SAB de CV Class O	617,287	1,022,094

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	267,597	$581,010

		5,168,010

Nigeria — 0.5%
Nigerian Breweries PLC	732,161	303,521
Zenith Bank PLC	4,544,220	208,634

		512,155

Philippines — 3.6%
Ayala Corp.	7,650	128,803
Ayala Land, Inc.	780,200	513,859
Bank of the Philippine Islands	59,480	119,940
BDO Unibank, Inc.	56,176	131,679
Jollibee Foods Corp.	148,270	583,954
SM Investments Corp.	91,935	1,277,285
SM Prime Holdings, Inc.	1,715,500	967,448

		3,722,968

Poland — 1.4%
Bank Pekao SA	42,195	1,402,889

Republic of Korea — 3.2%
Celltrion, Inc. (a)	1,612	129,908
LG Household & Health Care Ltd.	1,563	1,131,869
NAVER Corp.	2,003	1,531,073
Samsung Biologics Co. Ltd. (a)	3,103	479,923

		3,272,773

Russia — 8.9%
Alrosa PJSC	519,619	840,087
Magnit PJSC	19,783	3,259,908
Novatek PJSC Sponsored GDR (Russia) (d)	26,884	3,352,775
Sberbank of Russia PJSC Sponsored ADR (Russia)	153,750	1,769,183

		9,221,953

South Africa — 0.6%
Shoprite Holdings Ltd.	40,016	576,990

Spain — 0.3%
Prosegur Cash SA (a) (b)	143,387	327,346

Taiwan — 5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	893,000	5,603,953

Thailand — 0.5%
CP ALL PCL	276,700	475,091

Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	96,623	526,644
BIM Birlesik Magazalar AS	33,745	518,707

		1,045,351

United Arab Emirates — 1.9%
DP World Ltd.	74,224	1,594,705

	Number of Shares	Value
Emaar Properties PJSC	193,077	$384,545

		1,979,250

United Kingdom — 3.1%
Glencore PLC (a)	433,421	1,703,816
Hikma Pharmaceuticals PLC	8,960	222,217
Mediclinic International PLC (c)	32,220	287,242
Old Mutual PLC	397,040	995,942

		3,209,217

United States — 0.9%
MercadoLibre, Inc. (c)	740	156,488
NIKE, Inc. Class B	14,610	814,215

		970,703

TOTAL COMMON STOCK (Cost $87,481,749)		98,398,667

PREFERRED STOCK — 1.6%
Brazil — 1.5%
Lojas Americanas SA 0.610%	301,600	1,576,112

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	73,324

TOTAL PREFERRED STOCK (Cost $1,415,199)		1,649,436

TOTAL EQUITIES (Cost $88,896,948)		100,048,103

MUTUAL FUNDS — 1.5%
United States — 1.5%
State Street Navigator Securities Lending Prime Portfolio (e)	1,535,507	1,535,507

TOTAL MUTUAL FUNDS (Cost $1,535,507)		1,535,507

RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO	280,742	560,113

TOTAL RIGHTS (Cost $509,770)		560,113

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	3,943	1,399

TOTAL WARRANTS (Cost $1,858)		1,399

TOTAL LONG-TERM INVESTMENTS (Cost $90,944,083)		102,145,122

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/17, 0.050%, due 4/03/17 (f)	$2,710,507	$2,710,507

TOTAL SHORT-TERM INVESTMENTS (Cost $2,710,507)		2,710,507

TOTAL INVESTMENTS — 101.3% (Cost $93,654,590) (g)		104,855,629

Other Assets/(Liabilities) — (1.3)%		(1,357,576)

NET ASSETS — 100.0%		$103,498,053

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $543,760 or 0.53% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2017, was $1,465,878 or 1.42% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, these securities amounted to a value of $3,352,775 or 3.24% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,710,518. Collateralized by U.S. Government Agency obligations with a rate of 1.500%, maturity date of 1/31/22, and an aggregate market value, including accrued interest, of $2,767,393.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 82.7%
Federal Farm Credit Bank 1.012% 6/29/17	$5,000,000	$4,999,997
Federal Farm Credit Discount Notes 0.508% 4/18/17	557,000	556,868
Federal Farm Credit Discount Notes 0.662% 8/07/17	350,000	349,191
Federal Farm Credit Discount Notes 0.724% 10/02/17	1,333,000	1,328,163
Federal Farm Credit Discount Notes 0.813% 6/29/17	900,000	898,220
Federal Farm Credit Discount Notes 0.823% 6/29/17	200,000	199,600
Federal Home Loan Bank 0.752% 5/25/17	10,000,000	10,000,000
Federal Home Loan Bank 0.812% 1/23/18	5,000,000	4,999,835
Federal Home Loan Bank 0.870% 9/05/17	4,255,000	4,256,116
Federal Home Loan Bank 0.900% 12/05/17	2,485,000	2,489,290
Federal Home Loan Bank 0.947% 8/23/17	7,500,000	7,500,000
Federal Home Loan Bank 1.027% 8/21/17	5,000,000	5,004,828
Federal Home Loan Bank Discount Notes 0.503% 4/28/17	5,000,000	4,998,144
Federal Home Loan Bank Discount Notes 0.507% 4/04/17	6,750,000	6,749,719
Federal Home Loan Bank Discount Notes 0.548% 4/05/17	300,000	299,982
Federal Home Loan Bank Discount Notes 0.548% 4/26/17	5,000,000	4,998,125
Federal Home Loan Bank Discount Notes 0.548% 5/05/17	1,000,000	999,490
Federal Home Loan Bank Discount Notes 0.554% 6/07/17	3,000,000	2,996,957
Federal Home Loan Bank Discount Notes 0.558% 5/12/17	5,000,000	4,996,868
Federal Home Loan Bank Discount Notes 0.564% 5/30/17	8,000,000	7,992,723

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.589% 4/17/17	$115,000	$114,970
Federal Home Loan Bank Discount Notes 0.599% 4/28/17	2,350,000	2,348,960
Federal Home Loan Bank Discount Notes 0.620% 7/14/17	3,500,000	3,493,832
Federal Home Loan Bank Discount Notes 0.621% 8/11/17	900,000	897,987
Federal Home Loan Bank Discount Notes 0.630% 7/14/17	1,500,000	1,497,313
Federal Home Loan Bank Discount Notes 0.631% 7/14/17	635,000	633,863
Federal Home Loan Bank Discount Notes 0.646% 7/12/17	750,000	748,651
Federal Home Loan Bank Discount Notes 0.649% 7/28/17	5,500,000	5,488,498
Federal Home Loan Bank Discount Notes 0.671% 7/14/17	194,000	193,630
Federal Home Loan Bank Discount Notes 0.693% 9/18/17	2,500,000	2,491,972
Federal Home Loan Bank Discount Notes 0.713% 8/03/17	500,000	498,794
Federal Home Loan Bank Discount Notes 0.765% 9/21/17	200,000	199,279
Federal Home Loan Bank Discount Notes 0.766% 5/12/17	3,600,000	3,596,905
Federal Home Loan Bank Discount Notes 0.766% 5/03/17	500,000	499,664
Federal Home Loan Bank Discount Notes 0.771% 5/19/17	2,200,000	2,197,771
Federal Home Loan Bank Discount Notes 0.772% 5/26/17	3,500,000	3,495,936
Federal Home Loan Bank Discount Notes 0.787% 6/09/17	7,500,000	7,488,859

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.792% 6/15/17	$5,500,000	$5,491,062
Federal Home Loan Bank Discount Notes 0.906% 9/08/17	3,000,000	2,988,133
Federal Home Loan Mortgage Corp. 0.488% 4/06/17	6,000,000	5,999,600
Federal Home Loan Mortgage Corp. 0.543% 5/18/17	710,000	709,504
Federal Home Loan Mortgage Corp. 0.776% 12/01/17	1,000,000	994,849
Federal National Mortgage Association 0.568% 4/03/17	200,000	199,994
Federal National Mortgage Association 0.579% 6/14/17	3,000,000	2,996,485
Federal National Mortgage Association 0.666% 8/29/17	155,000	154,578
Federal National Mortgage Association 0.805% 8/29/17	100,000	99,671

		132,134,876

Repurchase Agreement — 12.5%
HSBC Securities (USA) Inc. Repurchase Agreement, dated 3/31/17, 0.760%, due 4/03/17 (a)	20,000,000	20,000,000

Time Deposit — 0.1%
Euro Time Deposit 0.090% 4/03/17	183,136	183,136

U.S. Government Obligation — 4.7%
U.S. Treasury Note 0.856% 4/30/17	7,500,000	7,500,024

TOTAL SHORT-TERM INVESTMENTS (Cost $159,818,036)		159,818,036

TOTAL INVESTMENTS — 100.0% (Cost $159,818,036) (b)		159,818,036

Other Assets/(Liabilities) — (0.0)%		(66,849)

NET ASSETS — 100.0%		$159,751,187

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $20,001,267. Collateralized by U.S. Government Agency obligations with rates ranging from 0.625% – 3.000%, maturity dates ranging from 8/31/21 – 2/15/43, and an aggregate market value, including accrued interest, of $20,401,923.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2017. The Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Asset Momentum Fund
Asset Investments
Common Stock*	$6,638,838	$2,535,655 *	$-		$9,174,493
Corporate Debt	-	3,001,065	-		3,001,065
U.S. Treasury Obligations	-	996,133	-		996,133
Mutual Funds	7,701,417	-	-		7,701,417
Short-Term Investments	-	2,735,887	-		2,735,887

Total Investments	$14,340,255	$9,268,740	$-		$23,608,995

Asset Derivatives
Forward Contracts	$-	$411,311	$-		$411,311

Liability Derivatives
Futures Contracts	$(13,408)	$-	$-		$(13,408)

Blend Fund
Asset Investments
Common Stock	$473,127,397	$-	$-		$473,127,397
Preferred Stock	531,600	-	-		531,600
Corporate Debt	-	68,997,438	-		68,997,438
Municipal Obligations	-	1,282,785	-		1,282,785
Non-U.S. Government Agency Obligations	-	54,374,384	82,027	**	54,456,411
Sovereign Debt Obligations	-	2,071,645	-		2,071,645
U.S. Government Agency Obligations and Instrumentalities	-	42,537,591	-		42,537,591
U.S. Treasury Obligations	-	9,227,047	-		9,227,047
Purchased Options	-	372,687	-		372,687
Rights	-	-	19,928	**	19,928
Short-Term Investments	-	19,224,286	-		19,224,286

Total Investments	$473,658,997	$198,087,863	$101,955		$671,848,815

Asset Derivatives
Futures Contracts	$109,892	$-	$-		$109,892

Liability Derivatives
Futures Contracts	$(6)	$-	$-		$(6)
Swap Agreements	-	(182,623)	-		(182,623)

Total	$(6)	$(182,623)	$-		$(182,629)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Dynamic Bond Fund
Asset Investments
Common Stock	$11,981	$-	$-		$11,981
Corporate Debt	-	103,489,605	-		103,489,605
Municipal Obligations	-	1,307,398	-		1,307,398
Non-U.S. Government Agency Obligations	-	123,949,637	-		123,949,637
Sovereign Debt Obligations	-	10,237,185	-		10,237,185
U.S. Government Agency Obligations and Instrumentalities	-	54,085,011	-		54,085,011
U.S. Treasury Obligations	-	116,682,795	-		116,682,795
Mutual Funds	8,505,884	-	-		8,505,884
Short-Term Investments	-	17,626,730	-		17,626,730

Total Investments	$8,517,865	$427,378,361	$-		$435,896,226

High Yield Fund
Asset Investments
Preferred Stock	$-	$-	$526,569	**	$526,569
Bank Loans	-	8,578,337	-		8,578,337
Corporate Debt	-	117,239,077	-		117,239,077
Short-Term Investments	-	4,918,878	-		4,918,878

Total Investments	$-	$130,736,292	$526,569		$131,262,861

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$23,618,044	$-		$23,618,044
Municipal Obligations	-	198,506	-		198,506
Non-U.S. Government Agency Obligations	-	152,578,166	-		152,578,166
U.S. Government Agency Obligations and Instrumentalities	-	3,843,025	-		3,843,025
U.S. Treasury Obligations	-	384,803,494	-		384,803,494
Purchased Options	-	861,587	-		861,587
Short-Term Investments	-	194,083,666	-		194,083,666

Total Investments	$-	$759,986,488	$-		$759,986,488

Asset Derivatives
Futures Contracts	$1,411	$-	$-		$1,411
Swap Agreements	-	519,171	-		519,171

Total	$1,411	$519,171	$-		$520,582

Liability Derivatives
Futures Contracts	$(21,942)	$-	$-		$(21,942)
Swap Agreements	-	(459,848)	-		(459,848)

Total	$(21,942)	$(459,848)	$-		$(481,790)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Managed Bond Fund
Asset Investments
Preferred Stock	$2,525,100	$-	$-		$2,525,100
Corporate Debt	-	454,687,989	-		454,687,989
Municipal Obligations	-	9,501,482	-		9,501,482
Non-U.S. Government Agency Obligations	-	356,549,138	492,161	**	357,041,299
Sovereign Debt Obligations	-	10,276,003	-		10,276,003
U.S. Government Agency Obligations and Instrumentalities	-	295,603,462	-		295,603,462
U.S. Treasury Obligations	-	75,259,338	-		75,259,338
Purchased Options	-	2,440,496	-		2,440,496
Short-Term Investments	-	157,426,467	-		157,426,467

Total Investments	$2,525,100	$1,361,744,375	$492,161		$1,364,761,636

Asset Derivatives
Futures Contracts	$533,617	$-	$-		$533,617

Liability Derivatives
Swap Agreements	$-	$(1,123,298)	$-		$(1,123,298)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$106,049,839	$-		$106,049,839
Municipal Obligations	-	83,814	-		83,814
Non-U.S. Government Agency Obligations	-	88,374,471	82,027	**	88,456,498
U.S. Government Agency Obligations and Instrumentalities	-	13,245,710	-		13,245,710
U.S. Treasury Obligations	-	24,053,262	-		24,053,262
Purchased Options	-	470,867	-		470,867
Short-Term Investments	-	3,055,859	-		3,055,859

Total Investments	$-	$235,333,822	$82,027		$235,415,849

Asset Derivatives
Futures Contracts	$96,834	$-	$-		$96,834

Liability Derivatives
Swap Agreements	$-	$(156,548)	$-		$(156,548)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$279,244	$1,892,634	$-	$2,171,878
Brazil	1,845,955	4,224,975	-	6,070,930
Cayman Islands	12,231,341	7,224,009	-	19,455,350
China	-	1,281,215	-	1,281,215
Colombia	1,391,258	-	-	1,391,258
Egypt	-	527,443	-	527,443
France	-	3,105,588	-	3,105,588
Hong Kong	-	3,634,558	-	3,634,558
India	-	15,956,215	-	15,956,215
Indonesia	-	2,354,966	-	2,354,966
Italy	-	1,717,932	-	1,717,932
Japan	-	1,355,341	-	1,355,341
Malaysia	-	1,887,344	-	1,887,344
Mexico	5,168,010	-	-	5,168,010
Nigeria	-	512,155	-	512,155
Philippines	-	3,722,968	-	3,722,968
Poland	-	1,402,889	-	1,402,889
Republic of Korea	-	3,272,773	-	3,272,773
Russia	-	9,221,953	-	9,221,953
South Africa	-	576,990	-	576,990
Spain	-	327,346	-	327,346
Taiwan	-	5,603,953	-	5,603,953
Thailand	-	475,091	-	475,091
Turkey	-	1,045,351	-	1,045,351
United Arab Emirates	-	1,979,250	-	1,979,250
United Kingdom	-	3,209,217	-	3,209,217
United States	970,703	-	-	970,703
Preferred Stock*
Brazil	-	1,576,112	-	1,576,112
India	73,324	-	-	73,324
Mutual Funds	1,535,507	-	-	1,535,507
Rights	-	560,113	-	560,113
Warrants	-	1,399	-	1,399
Short-Term Investments	-	2,710,507	-	2,710,507

Total Investments	$23,495,342	$81,360,287	$-	$104,855,629

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2017 is not presented.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Strategic Emerging Markets Fund had transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2017; however, none of the transfers individually or collectively had a material impact on the Fund(s).

The Fund(s) had no transfers in or out of Level 3 of the fair value hierarchy at March 31, 2017.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Foreign Currency Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M
Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M
Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	M
Intention to Create Investment Leverage in Portfolio		M	M	M	M
Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Options (Purchased)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Directional Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

**	Includes any options purchased or written on futures contracts, if applicable.

***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$411,311	$-	$411,311

Liability Derivatives
Futures Contracts	$-	$(13,408)	$-	$-	$(13,408)

Blend Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$372,687	$372,687
Futures Contracts	-	17,572	-	92,320	109,892

Total Value	$-	$17,572	$-	$465,007	$482,579

Liability Derivatives
Futures Contracts	$-	$-	$-	$(6)	$(6)
Swap Agreements	(182,623)	-	-	-	(182,623)

Total Value	$(182,623)	$-	$-	$(6)	$(182,629)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$861,587	$861,587
Futures Contracts	-	-	-	1,411	1,411
Swap Agreements	-	-	-	519,171	519,171

Total Value	$-	$-	$-	$1,382,169	$1,382,169

Liability Derivatives
Futures Contracts	$-	$-	$-	$(21,942)	$(21,942)
Swap Agreements	(459,848)	-	-	-	(459,848)

Total Value	$(459,848)	$-	$-	$(21,942)	$(481,790)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,440,496	$2,440,496
Futures Contracts	-	-	-	533,617	533,617

Total Value	$-	$-	$-	$2,974,113	$2,974,113

Liability Derivatives
Swap Agreements	$(1,123,298)	$-	$-	$-	$(1,123,298)

Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$470,867	$470,867
Futures Contracts	-	-	-	96,834	96,834

Total Value	$-	$-	$-	$567,701	$567,701

Liability Derivatives
Swap Agreements	$(156,548)	$-	$-	$-	$(156,548)

At March 31, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
	Futures Contracts	Forward Contracts	Purchased Options	Swap Agreements
Asset Momentum Fund	133	$6,203,752	$-	$-
Blend Fund	411	-	2,976,000	3,710,000
Inflation-Protected and Income Fund	72	-	6,880,000	49,080,000
Managed Bond Fund	1,625	-	19,488,000	23,120,000
Short-Duration Bond Fund	431	-	3,760,000	2,940,000

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, purchased options, and swap agreements at March 31, 2017.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of

Notes to Portfolio of Investments (Unaudited) (Continued)

currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Contracts to Buy
BRL	764,720	Barclays Bank PLC	06/08/17		$207,263	$33,411

BRL	2,086,960	HSBC Bank USA	06/08/17		600,000	56,811
RUB	74,889,600	HSBC Bank USA	02/15/18		1,200,000	49,271

					1,800,000	106,082

					$2,007,263	$139,493

Cross Currency Forwards
BRL	4,110,000	Barclays Bank PLC	02/15/18	CHF	1,200,000	$9,713

EUR	930,000	HSBC Bank USA	06/08/17	GBP	789,067	4,990

RUB	62,460,000	JP Morgan Chase Bank N.A.	06/08/17	SEK	9,000,000	85,557
RUB	14,039,152	JP Morgan Chase Bank N.A.	07/13/17	EUR	180,000	50,959
RUB	13,746,704	JP Morgan Chase Bank N.A.	07/13/17	EUR	180,000	45,878
RUB	13,994,650	JP Morgan Chase Bank N.A.	07/13/17	SEK	1,870,000	33,415
RUB	13,428,928	JP Morgan Chase Bank N.A.	07/13/17	SEK	1,712,000	41,306

						257,115

						$271,818

BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
RUB	Russian Ruble
SEK	Swedish Krona

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market

Notes to Portfolio of Investments (Unaudited) (Continued)

exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Futures Contracts — Long
S&P 500 E Mini Index	06/16/17	133	$15,688,680	$(13,408)

Blend Fund
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	06/21/17	2	$267,781	$(6)
U.S. Ultra Bond	06/21/17	33	5,300,625	55,024
U.S. Treasury Note 2 Year	06/30/17	35	7,575,859	8,268
U.S. Treasury Note 5 Year	06/30/17	150	17,658,985	29,028

				$92,314

Future Contract — Short
S&P 500 E Mini Index	06/16/17	191	$(22,530,360)	$17,572

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Ultra Bond	06/21/17	3	$481,875	$646

Futures Contracts — Short
U.S. Long Bond	06/21/17	2	$(301,687)	$713
U.S. Treasury Ultra 10 Year	06/21/17	66	(8,221,125)	(21,942)
U.S. Treasury Note 5 Year	06/30/17	1	(117,727)	52

				$(21,177)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Managed Bond Fund
Futures Contracts — Long
U.S. Long Bond	06/21/17	12	$1,810,124	$9,992
U.S. Treasury Ultra 10 Year	06/21/17	65	8,702,891	32,292
U.S. Ultra Bond	06/21/17	145	23,290,625	244,153
U.S. Treasury Note 2 Year	06/30/17	163	35,281,860	2,779
U.S. Treasury Note 5 Year	06/30/17	1,240	145,980,938	244,401

				$533,617

Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	06/21/17	44	$5,891,187	$33,903
U.S. Treasury Note 2 Year	06/30/17	307	66,451,110	55,084
U.S. Treasury Note 5 Year	06/30/17	80	9,418,125	7,847

				$96,834

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or

Notes to Portfolio of Investments (Unaudited) (Continued)

securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at March 31, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,620,000	12/20/21	(1.000)%	CDX.NA.IG.27	$(3,320)	$(39,936)	$(43,256)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	500,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(64,238)	308	(63,930)
Goldman Sachs International	USD	430,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(17,742)	(37,238)	(54,980)
Goldman Sachs International	USD	160,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(7,638)	(12,819)	(20,457)

						(89,618)	(49,749)	(139,367)

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	670,000	12/20/21	(1.000)%	CDX.NA.IG.27	(849)	(10,213)	(11,062)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	1,600,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	(205,561)	986	(204,575)
Goldman Sachs International	USD	890,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	(36,721)	(77,074)	(113,795)
Goldman Sachs International	USD	330,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	(15,754)	(26,439)	(42,193)
JPMorgan Chase Bank N.A.	USD	690,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating:BBB-)	(89,073)	850	(88,223)

						(347,109)	(101,677)	(448,786)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	8,500,000	10/13/17	1.125%	USA-CPI-U	$93,181	$-	$93,181
Bank of America N.A.	USD	11,000,000	11/06/17	1.275%	USA-CPI-U	117,662	-	117,662
Goldman Sachs International	USD	8,300,000	1/13/18	1.295%	USA-CPI-U	116,871	-	116,871
JPMorgan Chase Bank N.A.	USD	8,500,000	2/17/18	1.033%	USA-CPI-U	181,858	-	181,858
Bank of America N.A.	USD	8,600,000	2/16/19	2.195%	USA-CPI-U	9,599	-	9,599

						519,171	-	519,171

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	16,460,000	12/20/21	(1.000)%	CDX.NA.IG.27	$(20,859)	$(250,896)	$(271,755)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	3,200,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(411,121)	1,971	(409,150)
Goldman Sachs International	USD	2,540,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(104,799)	(219,964)	(324,763)
Goldman Sachs International	USD	920,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(43,921)	(73,709)	(117,630)

						(559,841)	(291,702)	(851,543)

Short-Duration Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,970,000	12/20/21	(1.000)%	CDX.NA.IG.27	(2,497)	(30,028)	(32,525)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6 †† (Rating: BBB-)	(52,675)	253	(52,422)
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6 †† (Rating: BBB-)	(16,916)	(35,506)	(52,422)
Goldman Sachs International	USD	150,000	5/11/63	3.000%	CMBX.NA.BBB-.6 †† (Rating: BBB-)	(7,161)	(12,018)	(19,179)

						(76,752)	(47,271)	(124,023)

*	Collateral for swap agreements held by Credit Suisse International amounted to $34,609 in securities at March 31, 2017. Collateral for swap agreements received from Barclays Bank PLC amounted to $386,661 in securities at March 31, 2017.
**	Collateral for swap agreements held by Credit Suisse International amounted to $11,342 in securities at March 31, 2017. Collateral for swap agreements received from Barclays Bank PLC amounted to $910,000 in cash at March 31, 2017.
***	Collateral for swap agreements held by Credit Suisse International and Goldman Sachs International amounted to $173,044 and $928,955 in securities, respectively, at March 31, 2017. Collateral for swap agreements received from Barclays Bank PLC amounted to $2,453,312 in securities at March 31, 2017.
****	Collateral for swap agreements held by Credit Suisse International amounted to $24,010 in securities at March 31, 2017. Collateral for swap agreements received from Barclays Bank PLC amounted to $490,000 in cash at March 31, 2017.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When A Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Portfolio of Investments (Unaudited) (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank	Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required

Notes to Portfolio of Investments (Unaudited) (Continued)

generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency.

Notes to Portfolio of Investments (Unaudited) (Continued)

Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2017:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas Securities Corp., dated 3/03/17, 0.990%, to be repurchased on demand until 6/01/17 at value plus accrued interest.	$69,273,000
Agreement with Daiwa Bank Securities Inc., dated 2/02/17, 0.850%, to be repurchased on demand until 5/02/17 at value plus accrued interest.	56,996,500
Agreement with Goldman Sachs & Co., dated 1/06/17, 0.860%, to be repurchased on demand until 4/04/17 at value plus accrued interest.	85,986,544
Agreement with HSBC Securities (USA) Inc., dated 3/02/17, 0.970%, to be repurchased on demand until 6/02/17 at value plus accrued interest.	101,752,985
Agreement with Morgan Stanley & Co. LLC, dated 2/02/17, 0.800%, to be repurchased on demand until 4/07/17 at value plus accrued interest.	16,517,598

$330,526,627

Average balance outstanding	$328,351,193
Maximum balance outstanding	$330,526,627
Average interest rate	0.90%
Weighted average maturity	41days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$22,345,875	$1,458,867	$(195,747)	$1,263,120
Blend Fund	529,848,625	151,140,513	(9,140,323)	142,000,190
Dynamic Bond Fund	437,982,319	4,668,733	(6,754,826)	(2,086,093)
Equity Fund	631,321,673	217,772,374	(10,647,753)	207,124,621

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Rotation Fund	$20,318,255	$5,020,639	$(264,409)	$4,756,230
High Yield Fund	129,796,817	4,304,624	(2,838,580)	1,466,044
Inflation-Protected and Income Fund	753,319,655	10,147,695	(3,480,862)	6,666,833
Managed Bond Fund	1,359,168,863	19,447,900	(13,855,127)	5,592,773
Short-Duration Bond Fund	235,598,121	2,036,980	(2,219,252)	(182,272)
Small Cap Equity Fund	95,394,031	26,057,862	(1,960,645)	24,097,217
Special Situations Fund	17,650,154	3,477,309	(106,296)	3,371,013
Strategic Emerging Markets Fund	93,654,590	16,772,418	(5,571,379)	11,201,039

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2017, is the same for financial reporting and federal income tax purposes.

4.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In December 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-19, Technical Corrections and Improvements (“ASU 2016-19”). ASU 2016-19 includes simplification and minor improvements to topics on insurance and troubled debt restructuring. The amendment requires an entity to disclose when there has been a change in a valuation approach, a valuation technique, or both. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Haendiges
Brian Haendiges, President and Principal Executive Officer

Date	5/24/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	5/24/2017